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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number__811-21475___________________________________
_______________________________Tamarack Funds Trust_____________________________
               (Exact name of registrant as specified in charter)
___________100 S. Fifth Street, Suite 2300, Minneapolis, MN  55402-1240_________
               (Address of principal executive offices) (Zip code) ____________BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219__________
                    (Name and address of agent for service)

Registrant's telephone number, including area code:___(614) 470-8000


Date of fiscal year end:_________9/30/05_________________

Date of reporting period:_______12/31/04_________________

         Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

         A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

         File the schedules as of the close of the reporting period as set forth inss.ss. 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14]. The
schedules need not be audited.

TAMARACK LARGE CAP EQUITY FUND

SCHEDULE OF INVESTMENTS
December 31, 2004
(Unaudited)

                                                                 SHARES
                                                                   OR
                                                                PRINCIPAL
                                                                 AMOUNT             VALUE
                                                                ---------       --------------

COMMON STOCKS  (99.5%)
CONSUMER DISCRETIONARY  (18.5%)

Carnival Corp. (c)                                                  98,310      $    5,665,605
eBay, Inc. (b)                                                      56,280           6,544,238
Home Depot, Inc.                                                    77,290           3,303,375
International Game Technology (c)                                  113,470           3,901,099
Kohl's Corp. (b)                                                    54,670           2,688,124
McGraw-Hill Cos., Inc. (The)                                        33,160           3,035,466
Staples, Inc.                                                      144,910           4,884,916
Starbucks Corp. (b)                                                 83,000           5,175,880
                                                                                     ---------
                                                                                    35,198,703
                                                                                    ----------

CONSUMER STAPLES  (10.3%)

PepsiCo, Inc.                                                       91,790           4,791,438
SYSCO Corp.                                                        150,840           5,757,563
Walgreen Co.                                                       138,110           5,299,281
Whole Foods Market, Inc. (c)                                        39,260           3,743,441
                                                                                     ---------
                                                                                    19,591,723
                                                                                    ----------

ENERGY  (3.4%)

Apache Corp.                                                       128,340           6,490,154
                                                                                     ---------
FINANCIALS  (13.0%)

AFLAC, Inc.                                                        131,810           5,251,310
Ambac Financial Group, Inc.                                         50,220           4,124,569
Fifth Third Bancorp (c)                                             56,080           2,651,462
MBNA Corp.                                                         188,680           5,318,889
SLM Corp.                                                          137,920           7,363,549
                                                                                     ---------
                                                                                    24,709,779
                                                                                    ----------

HEALTHCARE  (15.7%)

Amgen, Inc. (b)                                                     46,840           3,004,786
Express Scripts, Inc. (b)                                           69,290           5,296,528
Genzyme Corp. (b)                                                   48,100           2,793,167
Johnson & Johnson, Inc.                                             90,870           5,762,975
Medtronic, Inc.                                                    100,540           4,993,822
Stryker Corp. (c)                                                   93,690           4,520,543
Zimmer Holdings, Inc. (b)                                           42,710           3,421,925
                                                                                     ---------
                                                                                    29,793,746
                                                                                    ----------

INDUSTRIALS  (11.9%)

Danaher Corp.                                                      125,620           7,211,844
General Electric Co.                                               200,080           7,302,921
United Parcel Service, Inc., Class B                                55,240           4,720,810
United Technologies Corp.                                           33,160           3,427,086
                                                                                     ---------
                                                                                    22,662,661
                                                                                    ----------

INFORMATION TECHNOLOGY  (23.4%)

Adobe Systems, Inc.                                                109,380           6,862,501
Cisco Systems, Inc. (b)                                            186,960           3,608,328
Dell, Inc. (b)                                                     152,100           6,409,494
First Data Corp. (c)                                               139,750           5,944,965
Fiserv, Inc. (b)                                                    83,190           3,343,406
Jabil Circuit, Inc. (b)                                            123,620           3,162,200
Microsoft Corp.                                                    172,640           4,611,214
Paychex, Inc.                                                       86,580           2,950,646
Symantec Corp. (b) (c)                                             281,920           7,262,259
                                                                                     ---------
                                                                                    44,155,013
                                                                                    ----------

                                                                 SHARES
                                                                   OR
                                                                PRINCIPAL
                                                                 AMOUNT             VALUE
                                                                ---------       --------------

MATERIALS  (3.3%)

Ecolab, Inc.                                                       176,520           6,201,148
                                                                                     ---------
TOTAL COMMON STOCKS (COST $167,295,594)                                            188,802,927
                                                                                   -----------

INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (12.0%)

Morgan Stanley Repurchase Agreement                            $14,499,926          14,499,926
(see notes to Schedule of Investments for
collateral information), 2.36%, 1/3/05
Santander Central Hispano Letter of Credit                       8,421,847           8,421,847
                                                                                     ---------
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (COST $22,921,773)       22,921,773
                                                                                    ----------

TOTAL INVESTMENTS (COST $190,217,367) (a)   -   111.5%                          $  211,724,700
                                                                                   ===========

------------

Percentages indicated are based on net assets of $189,884,010.

(a) See notes to Schedule of Investments for tax basis unrealized appreciation (depreciation) of securities.
(b)      Non-income producing security.
(c)      All or part of this security has been loaned as of December 31, 2004.

See notes to schedule of investments.

TAMARACK MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS
December 31, 2004
(Unaudited)

                                                                 SHARES
                                                                   OR
                                                                PRINCIPAL
                                                                 AMOUNT             VALUE
                                                                ---------       --------------

COMMON STOCKS  (98.4%)
CONSUMER DISCRETIONARY  (25.1%)

Aeropostale, Inc. (b)                                               97,000      $   2,854,710
Best Buy Co., Inc. (c)                                              25,000          1,485,500
Brinker International, Inc. (b)                                     51,000          1,788,570
CDW Corp.                                                           55,000          3,649,250
Cheesecake Factory, Inc. (b)                                        57,000          1,850,790
Gentex Corp. (c)                                                    52,000          1,925,040
O'Reilly Automotive, Inc. (b) (c)                                   55,000          2,477,750
Petsmart, Inc. (c)                                                 121,000          4,299,130
Regis Corp. (c)                                                     76,000          3,507,400
SCP Pool Corp.                                                     130,000          4,147,000
Tractor Supply Co. (b)                                              45,000          1,674,450
                                                                                    ---------
                                                                                   29,659,590
                                                                                   ----------

CONSUMER STAPLES  (4.9%)

Alberto-Culver Co., Class B                                         40,000          1,942,800
Whole Foods Market, Inc. (c)                                        40,000          3,814,000
                                                                                    ---------
                                                                                    5,756,800
                                                                                    ---------

ENERGY  (1.9%)

Smith International, Inc. (b)                                       42,000          2,285,220
                                                                                    ---------
FINANCIALS  (11.3%)
Commerce Bancorp, Inc. (c)                                          31,000          1,996,400
East West Bancorp, Inc.                                             92,000          3,860,320
Investors Financial Services Corp.                                  84,000          4,198,320
Legg Mason, Inc. (c)                                                44,500          3,260,070
                                                                                    ---------
                                                                                   13,315,110
                                                                                   ----------

HEALTHCARE  (19.5%)

Biomet, Inc.                                                        64,000          2,776,960
Express Scripts, Inc. (b)                                           32,000          2,446,080
Fisher Scientific International, Inc. (b)                           30,080          1,876,390
Health Management Associates, Inc.                                  86,000          1,953,920
Invitrogen Corp. (b) (c)                                            29,000          1,946,770
Omnicare, Inc.                                                      81,000          2,804,220
Patterson Cos., Inc. (b) (c)                                        60,000          2,603,400
Quest Diagnostics, Inc. (c)                                         26,000          2,484,300
Varian Medical Systems, Inc. (b)                                    59,000          2,551,160
VCA Antech, Inc. (b) (c)                                            79,000          1,548,400
                                                                                    ---------
                                                                                   22,991,600
                                                                                   ----------

INDUSTRIALS  (20.0%)

BJ Services Co.                                                     33,000          1,535,820
ChoicePoint, Inc. (b)                                               74,000          3,403,260
Danaher Corp.                                                       32,000          1,837,120
Donaldson Co., Inc.                                                 56,000          1,824,480
Expeditors International of Washington,                             69,000          3,855,720
Inc.
Fastenal Co.                                                        59,500          3,662,820
Knight Transportation, Inc.                                         70,000          1,736,000
Roper Industries, Inc.                                              60,000          3,646,200
Stericycle, Inc. (b)                                                47,000          2,159,650
                                                                                    ---------
                                                                                   23,661,070
                                                                                   ----------

                                                                 SHARES
                                                                   OR
                                                                PRINCIPAL
                                                                 AMOUNT             VALUE
                                                                ---------       --------------

INFORMATION TECHNOLOGY  (15.7%)

Cognos, Inc. (b) (c)                                                97,000          4,273,820
DST Systems, Inc. (b) (c)                                           38,000          1,980,560
FactSet Research Systems, Inc. (c)                                  39,000          2,279,160
Jabil Circuit, Inc. (b)                                             72,000          1,841,760
Microchip Technology, Inc.                                         104,000          2,772,640
Plantronics, Inc.                                                   79,000          3,276,130
Symbol Technologies, Inc.                                          126,000          2,179,800
                                                                                    ---------
                                                                                   18,603,870
                                                                                   ----------

TOTAL COMMON STOCKS (COST $102,700,244)                                           116,273,260
                                                                                  -----------

INVESTMENT COMPANIES  (1.7%)

Wells Fargo Prime Investment Money                               1,953,892          1,953,892
Market Fund, Investor Class                                                         ---------

TOTAL INVESTMENT COMPANIES (COST $1,953,892)                                        1,953,892
                                                                                    ---------

INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN  (15.0%)

Morgan Stanley Repurchase Agreement                            $17,508,519         17,508,519
(see notes to Schedule of Investments for
collateral information), 2.36%, 1/3/05
Santander Central Hispano Letter of Credit                         283,895            283,895
                                                                                      -------
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (COST $17,792,414)      17,792,414
                                                                                   ----------

TOTAL INVESTMENTS (COST $122,446,550) (a)   -   115.1%                          $ 136,019,566
                                                                                  ===========
------------

Percentages indicated are based on net assets of $118,149,070.

(a) See notes to Schedule of Investments for tax basis unrealized appreciation (depreciation) of securities.
(b)      Non-income producing security.
(c)      All or part of this security has been loaned as of December 31, 2004.

See notes to schedule of investments.

TAMARACK SMALL CAP EQUITY FUND

SCHEDULE OF INVESTMENTS
December 31, 2004
(Unaudited)

                                                                 SHARES             VALUE
                                                                ---------       --------------

COMMON STOCKS  (99.3%)
CONSUMER DISCRETIONARY  (15.9%)

Catalina Marketing Corp.                                             6,500      $      192,595
Chico's FAS, Inc. (b)                                                3,600             163,908
Fred's, Inc.                                                        11,050             192,270
Gentex Corp.                                                         7,300             270,246
Hot Topic, Inc. (b)                                                  8,800             151,272
P.F. Chang's China Bistro, Inc. (b)                                  5,100             287,385
RARE Hospitality International, Inc.                                11,400             363,204
(b)
Shuffle Master, Inc. (b)                                             9,000             423,900
Sonic Corp. (b)                                                     10,500             320,250
Tractor Supply Co. (b)                                               2,600              96,746
                                                                                        ------
                                                                                     2,461,776
                                                                                     ---------

CONSUMER STAPLES  (3.0%)

United Natural Foods, Inc. (b)                                      15,100             469,610
                                                                                       -------
ENERGY  (4.2%)

Newfield Exploration Co. (b)                                         5,100             301,155
Oceaneering International, Inc. (b)                                  4,600             171,672
Patina Oil & Gas Corp.                                               4,600             172,500
                                                                                       -------
                                                                                       645,327
                                                                                       -------

FINANCIALS  (11.0%)

HCC Insurance Holdings, Inc.                                         7,200             238,464
Hilb, Rogal & Hamilton Co.                                           8,100             293,544
Hudson United Bancorp                                                4,100             161,458
Investment Technology Group, Inc. (b)                                7,600             152,000

Investors Financial Services Corp.                                   5,500             274,890
Philadelphia Consolidated Holding                                      900              59,526
Corp. (b)

Raymond James Financial, Inc.                                       10,500             325,290
SEI Investments Co.                                                  4,600             192,878
                                                                                       -------
                                                                                     1,698,050
                                                                                     ---------

HEALTHCARE  (23.1%)

Advanced Neuromodulation Systems,                                    5,950             234,787
Inc. (b)
ArthroCare Corp. (b)                                                 5,900             189,154
Biosite, Inc. (b)                                                    4,200             258,468
Cooper Cos., Inc. (The)                                              6,500             458,835
Exactech, Inc. (b)                                                  10,700             195,703
HealthExtras, Inc. (b)                                              15,100             246,130
IDEXX Laboratories, Inc. (b)                                         4,200             229,278
K-V Pharmaceutical Co., Class A (b)                                 17,350             382,568
Kensey Nash Corp. (b)                                                2,300              79,419
Kyphon, Inc. (b)                                                     8,000             206,080
Pharmaceutical Product Development,                                  4,900             202,321
Inc. (b)
Sunrise Senior Living, Inc. (b)                                      3,000             139,080
SurModics, Inc. (b)                                                  4,900             159,299
Synovis Life Technologies, Inc. (b)                                  5,200              56,212
Taro Pharmaceutical Industries Ltd. (b)                              4,400             149,732

Vistacare, Inc. (b)                                                  9,800             162,974
Young Innovations, Inc.                                              6,700             225,991
                                                                                       -------
                                                                                     3,576,031

                                                                 SHARES             VALUE
                                                                ---------       --------------

INDUSTRIALS  (15.7%)

DRS Technologies, Inc. (b)                                           8,900             380,119
EGL, Inc. (b)                                                        9,700             289,933
Knight Transportation, Inc.                                         17,750             440,200
Mercury Computer Systems, Inc. (b)                                   8,300             246,344
Simpson Manufacturing Co., Inc.                                     11,700             408,330
Stericycle, Inc. (b)                                                 5,000             229,750
Teleflex, Inc.                                                       5,500             285,670
Tetra Tech, Inc. (b)                                                 9,100             152,334
                                                                                       -------
                                                                                     2,432,680
                                                                                     ---------

INFORMATION TECHNOLOGY  (23.4%)

Actel Corp. (b)                                                      6,700             117,518
Acxiom Corp.                                                         5,200             136,760
ANSYS, Inc. (b)                                                     13,000             416,780
Black Box Corp.                                                      3,000             144,060
Cymer, Inc. (b)                                                      7,600             224,504
F5 Networks, Inc. (b)                                                3,900             190,008
Global Payments, Inc.                                                4,300             251,722
Kronos, Inc. (b)                                                     6,800             347,684
Open Text Corp. (b)                                                  6,700             134,335
Photronics, Inc. (b)                                                 9,300             153,450
ScanSource, Inc. (b)                                                 5,100             317,016
Serena Software, Inc. (b)                                            7,000             151,480
TriQuint Semiconductor, Inc. (b)                                     9,200              40,940
Verisity Ltd. (b)                                                   20,300             166,460
Verity, Inc. (b)                                                    15,500             203,360
Wind River Systems, Inc. (b)                                        11,600             157,180
Zebra Technologies Corp., Class A (b)                                8,050             453,054
                                                                                       -------
                                                                                     3,606,311
                                                                                     ---------

MATERIALS  (3.0%)

Spartech Corp.                                                       9,100             246,519
Valspar Corp.                                                        4,200             210,042
                                                                                       -------
                                                                                       456,561
                                                                                       -------

TOTAL COMMON STOCKS (COST $11,448,544)                                              15,346,346
                                                                                    ----------

INVESTMENT COMPANIES  (1.6%)

Wells Fargo Prime Investment Money                                 247,569             247,569
Market Fund, Investor Class                                                            -------

TOTAL INVESTMENT COMPANIES (COST $247,569)                                             247,569
                                                                                       -------


TOTAL INVESTMENTS (COST $11,696,113) (a)   -   100.9%                           $   15,593,915
                                                                                    ==========
------------

Percentages indicated are based on net assets of $15,451,426.

(a) See notes to schedule of investments for tax basis unrealized appreciation (depreciation) of securities.
(b)      Non-income producing security.

See notes to schedule of investments.

TAMARACK ENTERPRISE FUND
SCHEDULE OF INVESTMENTS
December 31, 2004
(Unaudited)

                                                                 SHARES
                                                                   OR
                                                                PRINCIPAL
                                                                  AMOUNT            VALUE
                                                                ---------       --------------

COMMON STOCKS  (94.26%)
CONSUMER DISCRETIONARY  (11.93%)

Advanced Marketing Services, Inc. (c)                              149,600      $    1,504,976
Carmike Cinemas, Inc. (c)                                          144,600           5,277,900
Casual Male Retail Group, Inc. (b) (c)                             862,200           4,698,990
Checkers Drive-In Restaurants, Inc. (b)                            193,188           2,588,719

Mac-Gray Corp. (b)                                                 248,000           2,006,320
Movado Group, Inc.                                                 615,000          11,469,751
Regent Communications, Inc. (b)                                  1,235,900           6,550,270
Rowe Furniture Corp. (b)                                           450,600           2,329,602
Rush Enterprises, Inc., Class A (b)                                415,193           6,738,582
Steinway Musical Instruments, Inc. (b)                             165,600           4,792,464
                                                                                     ---------

                                                                                    47,957,574
                                                                                    ----------

CONSUMER STAPLES  (1.85%)

United Natural Foods, Inc. (b)                                     239,000           7,432,900
                                                                                     ---------
ENERGY  (3.76%)

Gulf Island Fabrication, Inc.                                      291,300           6,359,079
Tetra Technologies, Inc. (b)                                       309,000           8,744,700
                                                                                     ---------
                                                                                    15,103,779
                                                                                    ----------

FINANCIALS  (24.15%)

ASTA Funding, Inc.                                                 367,000           9,850,279
Bank of the Ozarks, Inc. (c)                                       155,100           5,278,053
Boston Private Financial Holdings, Inc.                            185,300           5,219,901
(c)

Capital Corp. of the West                                          127,361           5,986,094
Cobiz, Inc.                                                        132,359           2,686,888
Cooperative Bankshares, Inc. (c)                                    31,370             856,558
Dearborn Bancorp, Inc. (b)                                         164,377           4,793,233
Hanmi Financial Corp.                                              305,098          10,965,221
Harrington West Financial Group, Inc.                              286,900           5,257,443
LaSalle Hotel Properties                                           149,500           4,758,585
Mercantile Bank Corp.                                               98,715           3,899,243
MetroCorp Bancshares, Inc.                                         100,000           2,226,000
Northrim Bancorp, Inc.                                             228,860           5,378,210
One Liberty Properties, Inc.                                       192,225           3,982,902
Sanders Morris Harris Group, Inc.                                  459,871           8,190,303
Sterling Financial Corp. (b)                                       163,636           6,424,349
Taylor Capital Group, Inc.                                         191,439           6,413,207
Umpqua Holdings Corp. (c)                                          197,500           4,978,975
                                                                                     ---------
                                                                                    97,145,444
                                                                                    ----------

HEALTHCARE  (4.46%)

Landauer, Inc.                                                     124,900           5,707,930
Penwest Pharmaceuticals Co. (b)                                    550,275           6,581,289
Young Innovations, Inc.                                            166,824           5,626,974
                                                                                     ---------
                                                                                    17,916,193
                                                                                    ----------

                                                                 SHARES
                                                                   OR
                                                                PRINCIPAL
                                                                  AMOUNT            VALUE
                                                                ---------       --------------

INDUSTRIALS  (15.84%)

Allied Defense Group, Inc. (b)                                     302,900           6,739,525
CUNO, Inc. (b)                                                      83,899           4,983,601
EDO Corp. (c)                                                      297,500           9,445,624
ESCO Technologies, Inc. (b)                                         83,400           6,392,610
Herley Industries, Inc. (b)                                        199,600           4,059,864
Lindsay Manufacturing Co.                                          126,400           3,271,232
LSI Industries, Inc.                                               612,537           7,013,548
Modtech Holdings, Inc. (b) (c)                                     525,863           4,138,542
Old Dominion Freight Line, Inc. (b)                                 74,400           2,589,120
Quixote Corp. (c)                                                  112,410           2,285,295
SCS Transportation, Inc. (b)                                       252,500           5,900,925
Terex Corp. (b)                                                    145,000           6,909,250
                                                                                     ---------
                                                                                    63,729,136
                                                                                    ----------

INFORMATION TECHNOLOGY  (13.14%)

Comtech Telecommunications Corp.                                   156,300           5,878,443
(b)
Covansys Corp. (b)                                                 367,400           5,621,220
EMS Technologies, Inc. (b)                                         357,900           5,948,298
Fargo Electronics, Inc. (b)                                        484,200           7,257,674
HMS Holdings Corp. (b)                                             661,432           5,946,274
Hypercom Corp. (b)                                                 330,000           1,953,600
PAR Technology Corp. (b)                                            27,700             313,564
Spectrum Control, Inc. (b)                                         273,300           1,984,158
Stellent, Inc. (b)                                                 824,100           7,268,561
Trimble Navigation Ltd. (b) (c)                                     62,400           2,061,696
Tyler Technologies, Inc. (b)                                       827,100           6,914,556
Zygo Corp. (b)                                                     143,900           1,696,581
                                                                                     ---------
                                                                                    52,844,625
                                                                                    ----------

MATERIALS  (10.39%)

Encore Wire Corp. (b)                                              542,900           7,236,857
Ennis Business Forms, Inc.                                         236,200           4,546,850
Intertape Polymer Group, Inc. (b)                                  719,000           6,550,090
NN, Inc.                                                           479,300           6,331,553
Penford Corp.                                                      377,950           5,945,154
U.S. Concrete, Inc. (b)                                            481,940           3,696,480
Universal Stainless & Alloy Products,                              503,100           7,472,041
Inc. (b)                                                                             ---------

                                                                                    41,779,025
                                                                                    ----------

OTHER  (6.82%)

ABM Industries, Inc.                                               383,400           7,560,648
Integrated Electrical Services, Inc. (b) (c)                       987,000           4,777,080

Keith Cos., Inc. (The) (b)                                         547,040           9,513,026
Remedytemp, Inc. (b)                                               543,400           5,569,850
                                                                                     ---------
                                                                                    27,420,604
                                                                                    ----------

UTILITIES  (1.92%)

Central Vermont Public Service Corp.                               205,100           4,770,626
Unitil Corp.                                                       104,800           2,965,840
                                                                                     ---------
                                                                                     7,736,466
                                                                                     ---------

TOTAL COMMON STOCKS (COST $267,776,117)                                            379,065,746
                                                                                   -----------

                                                                 SHARES
                                                                   OR
                                                                PRINCIPAL
                                                                  AMOUNT            VALUE
                                                                ---------       --------------

INVESTMENT COMPANIES  (4.00%)
MONEY MARKET  (4.00%)

Wells Fargo Prime Investment Money                              16,073,367          16,073,367
Market Fund, Investor Class                                                         ----------

TOTAL INVESTMENT COMPANIES (COST $16,073,367)                                       16,073,367
                                                                                    ----------

U.S. GOVERNMENT AGENCY OBLIGATIONS  (1.77%)

Federal Home Loan Bank, 1.08%,                                  $7,100,000           7,099,361
01/03/05                                                                             ---------

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (COST $7,099,574)                           7,099,361
                                                                                     ---------

INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN  (7.78%)

Morgan Stanley Repurchase Agreement                             31,295,975          31,295,975
(see notes to Schedule of Investments for                                           ----------
collateral information), 2.36%, 01/03/05

TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (COST $31,295,975)       31,295,975
                                                                                    ----------


TOTAL INVESTMENTS (COST $322,245,033) (a)   -   107.81%                         $  433,534,449
                                                                                   ===========
------------

Percentages indicated are based on net assets of $402,115,442.

(a) See notes to schedule of investments for unrealized appreciation (depreciation) of securities.
(b)      Non-income producing security.
(c)      All or part of this security has been loaned as of December 31, 2004.

See notes to schedule of investments.

TAMARACK ENTERPRISE SMALL CAP FUND
SCHEDULE OF INVESTMENTS
December 31, 2004
(Unaudited)

                                                                 SHARES
                                                                   OR
                                                                PRINCIPAL
                                                                  AMOUNT            VALUE
                                                                ---------       -------------

COMMON STOCKS  (98.38%)
CONSUMER DISCRETIONARY  (23.63%)

ADVO, Inc.                                                          60,550      $   2,158,607
Alberto-Culver Co., Class B                                         36,200          1,758,234
AnnTaylor Stores Corp. (b) (c)                                      43,675            940,323
BJ'S Wholesale Club, Inc. (b) (c)                                   46,200          1,345,806
Casual Male Retail Group, Inc. (b) (c)                             125,100            681,795
Enesco Group, Inc. (b)                                              81,700            660,136
Men's Wearhouse, Inc. (b)                                           21,500            687,140
Movado Group, Inc.                                                 144,300          2,691,194
Princeton Review, Inc. (b)                                          82,339            506,385
Red Robin Gourmet Burgers, Inc. (b)                                 27,600          1,475,772
Salem Communications Corp. (b)                                      47,100          1,175,145
SCP Pool Corp.                                                      34,825          1,110,918
Stein Mart, Inc. (b)                                                74,600          1,272,676
Steinway Musical Instruments, Inc. (b)                              46,300          1,339,922
Stride Rite Corp.                                                   61,000            681,370
TBC Corp. (b)                                                       41,400          1,150,920
                                                                                    ---------
                                                                                   19,636,343
                                                                                   ----------

CONSUMER STAPLES  (1.51%)

Smart & Final, Inc. (b)                                             87,000          1,251,930
                                                                                    ---------
ENERGY  (1.21%)

Spinnaker Exploration Co. (b)                                       28,600          1,003,002
                                                                                    ---------
FINANCIALS  (20.52%)

Bank of the Ozarks, Inc. (c)                                        14,500            493,435
Banner Corp.                                                        12,700            396,113
Cash America International, Inc.                                    83,908          2,494,584
Commerce Bancorp, Inc. (c)                                          22,784          1,467,290
Commercial Capital Bancorp, Inc.                                    37,800            876,204
Delphi Financial Group, Inc., Class A                               25,950          1,197,593
East West Bancorp, Inc.                                             17,900            751,084
First Niagara Financial Group, Inc.                                 30,200            421,290
GB&T Bancshares, Inc.                                               15,100            364,212
Oriental Financial Group                                            38,610          1,093,049
Platinum Underwriters Holdings Ltd.                                 15,600            485,160
Pro-Assurance Corp. (b) (c)                                         11,000            430,210
Scottish Annuity & Life Holdings Ltd.                               31,000            802,900
(c)
SL Green Realty Corp.                                               15,700            950,635
Sun Bancorp, Inc. (b)                                               27,135            677,832
TriCo Bancshares                                                    29,800            697,320
UCBH Holdings, Inc. (c)                                             23,900          1,095,098
Union Bankshares Corp.                                               2,600             99,918
W Holding Co., Inc.                                                 63,641          1,459,921
Western Sierra Bancorp (b)                                          20,900            801,620
                                                                                      -------
                                                                                   17,055,468
                                                                                   ----------

HEALTHCARE  (9.77%)

Inverness Medical Innovations, Inc. (b)                             41,500          1,041,650

Par Pharmaceutical Cos., Inc. (b)                                   19,200            794,496
Polymedica Corp.                                                    86,900          3,240,501

                                                                 SHARES
                                                                   OR
                                                                PRINCIPAL
                                                                  AMOUNT            VALUE
                                                                ---------       --------------

PSS World Medical, Inc. (b)                                        142,575          1,784,326
Respironics, Inc. (b)                                               23,100          1,255,716
                                                                                    ---------
                                                                                    8,116,689
                                                                                    ---------

INDUSTRIALS  (17.01%)

Applied Films Corp. (b)                                             25,400            547,624
Arkansas Best Corp.                                                 20,100            902,289
Carlisle Co.                                                        48,100          3,122,652
Comstock Homebuilding Companies,                                    28,600            622,622
Inc., Class A (b) (c)
CUNO, Inc. (b)                                                      29,700          1,764,180
Gardner Denver, Inc. (b)                                            55,400          2,010,466
Manitowoc Company, Inc. (The)                                       16,200            609,930
Paxar Corp. (b)                                                     60,300          1,336,851
Roper Industries, Inc.                                              13,000            790,010
Tennant Co.                                                          5,600            222,040
Wabtec Corp.                                                        73,500          1,567,020
Watts Water Technologies, Inc., Class A                             19,900            641,576
                                                                                      -------

                                                                                   14,137,260
                                                                                   ----------

INFORMATION TECHNOLOGY  (8.30%)

Aeroflex, Inc. (b)                                                  78,000            945,360
Benchmark Electronics, Inc. (b)                                     28,100            958,210
C&D Technologies, Inc.                                              36,200            616,848
Cubic Corp. (c)                                                     42,500          1,069,725
JDA Software Group, Inc. (b)                                        36,800            501,216
Mercury Computer Systems, Inc. (b)                                  36,700          1,089,256
Skyworks Solutions, Inc. (b) (c)                                    74,700            704,421
Technitrol, Inc. (b)                                                42,400            771,680
ViaSat, Inc. (b)                                                     9,841            238,841
                                                                                      -------
                                                                                    6,895,557
                                                                                    ---------

MATERIALS  (14.61%)

ElkCorp                                                             70,500          2,412,510
Hughes Supply, Inc.                                                 57,700          1,866,595
Interface, Inc. (b)                                                182,600          1,820,522
Intertape Polymer Group, Inc. (b)                                  164,100          1,494,951
Mohawk Industries Co. (b)                                           22,787          2,079,314
PolyOne Corp. (b)                                                   52,800            478,368
Spartech Corp.                                                      73,500          1,991,115
                                                                                    ---------
                                                                                   12,143,375
                                                                                   ----------

UTILITIES  (1.82%)

Energen Corp.                                                       25,700          1,515,015
                                                                                    ---------
TOTAL COMMON STOCKS (COST $51,685,734)                                             81,754,639
                                                                                   ----------

INVESTMENT COMPANIES  (1.67%)
MONEY MARKET  (1.67%)

Wells Fargo Prime Investment Money                               1,387,384          1,387,384
Market Fund, Investor Class                                                         ---------


TOTAL INVESTMENT COMPANIES (COST $1,387,384)                                        1,387,384
                                                                                    ---------

INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN  (6.60%)

Morgan Stanley Repurchase Agreement                             $4,528,973          4,528,973
(see notes to Schedule of Investments for
collateral information), 2.36%, 01/03/05
Santander Central Hispano Letter of Credit                         953,910            953,910
                                                                                      -------
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (COST $5,482,883)        5,482,883
                                                                                    ---------

TOTAL (COST $58,556,001) (a)   -   106.65%                                      $  88,624,906
                                                                                   ==========

------------

Percentages indicated are based on net assets of $83,101,196.

(a) See notes to Schedule of Investments for unrealized appreciation (depreciation) of securities.
(b)      Non-income producing security.
(c)      All or part of this security has been loaned as of December 31, 2004.

See notes to schedule of investments.

TAMARACK VALUE FUND
SCHEDULE OF INVESTMENTS
December 31, 2004
(Unaudited)

                                                                 SHARES
                                                                   OR
                                                                PRINCIPAL
                                                                  AMOUNT            VALUE
                                                                ---------       --------------

COMMON STOCKS  (96.88%)
CONSUMER DISCRETIONARY  (14.31%)

Altria Group, Inc.                                                  50,600      $    3,091,660
Eastman Kodak Co. (c)                                              321,100          10,355,475
Gannett Co., Inc. (c)                                              119,570           9,768,869
Limited Brands, Inc.                                               438,900          10,103,478
McDonald's Corp.                                                   315,700          10,121,342
Viacom, Inc., Class B                                              254,840           9,273,628
Walt Disney Co. (The) (c)                                          247,800           6,888,840
                                                                                     ---------
                                                                                    59,603,292
                                                                                    ----------

CONSUMER STAPLES  (7.26%)

Diageo PLC ADR (c)                                                 225,900          13,075,092
H.J. Heinz Co.                                                     249,300           9,720,207
Kellogg Co.                                                        167,100           7,462,686
                                                                                     ---------
                                                                                    30,257,985
                                                                                    ----------

ENERGY  (7.16%)

BP PLC ADR                                                         155,932           9,106,429
Exxon Mobil Corp.                                                  275,000          14,096,500
Occidental Petroleum Corp.                                         113,400           6,618,024
                                                                                     ---------
                                                                                    29,820,953
                                                                                    ----------

FINANCIALS  (30.18%)

AFLAC Inc.                                                         269,900          10,752,816
Allstate Corp.                                                     126,250           6,529,650
American Express Co. (c)                                           172,600           9,729,462
American International Group, Inc.                                 168,000          11,032,560
Bank of America Corp.                                              195,200           9,172,448
Citigroup, Inc.                                                    314,366          15,146,154
Everest Re Group Ltd.                                               55,000           4,925,800
Freddie Mac                                                        131,800           9,713,660
Morgan Stanley                                                     199,010          11,049,035
Radian Group, Inc.                                                 123,800           6,591,112
SLM Corp.                                                          139,600           7,453,244
Student Loan Corp.                                                  47,150           8,675,600
Wachovia Corp.                                                      77,252           4,063,455
Wells Fargo & Co.                                                  174,380          10,837,717
                                                                                    ----------
                                                                                   125,672,713
                                                                                   -----------

HEALTHCARE  (4.88%)

Merck & Co., Inc.                                                  145,300           4,669,942
Pfizer, Inc.                                                       405,580          10,906,046
Teva Pharmaceutical Industries Ltd.                                158,900           4,744,754
ADR (c)                                                                              ---------

                                                                                    20,320,742
                                                                                    ----------

INDUSTRIALS  (11.06%)

General Electric Co.                                                22,700             828,550
Lockheed Martin Corp.                                              102,472           5,692,320
Rockwell Collins, Inc.                                             260,900          10,289,895
Tyco International Ltd. (c)                                        285,800          10,214,492
Union Pacific Corp.                                                136,200           9,159,450
Waste Management, Inc.                                             329,440           9,863,434
                                                                                     ---------
                                                                                    46,048,141
                                                                                    ----------

                                                                 SHARES
                                                                   OR
                                                                PRINCIPAL
                                                                  AMOUNT            VALUE
                                                                ---------       --------------

INFORMATION TECHNOLOGY  (5.61%)

Apple Computer, Inc. (b)                                            91,300           5,879,720
Fiserv, Inc. (b)                                                   104,000           4,179,760
International Business Machines Corp.                               86,120           8,489,710
Microsoft Corp.                                                    180,900           4,831,839
                                                                                     ---------
                                                                                    23,381,029
                                                                                    ----------

MATERIALS  (7.69%)

Dow Chemical Co.                                                   161,300           7,985,963
PPG Industries, Inc.                                               172,260          11,741,242
Weyerhaeuser Co.                                                   183,320          12,322,770
                                                                                    ----------
                                                                                    32,049,975
                                                                                    ----------

TELECOMMUNICATION SERVICES  (4.31%)

BCE Inc. (c)                                                       290,100           7,000,113
Verizon Communications, Inc.                                       270,600          10,962,006
                                                                                    ----------
                                                                                    17,962,119
                                                                                    ----------

UTILITIES  (4.42%)

Entergy Corp.                                                      115,300           7,793,127
Exelon Corp.                                                       155,100           6,835,257
NSTAR                                                               69,500           3,772,460
                                                                                     ---------
                                                                                    18,400,844
                                                                                    ----------

TOTAL COMMON STOCKS (COST $254,050,858)                                            403,517,793
                                                                                   -----------

INVESTMENT COMPANIES (0.48%)
MONEY MARKET  (0.48%)

Wells Fargo Prime Investment Money                               1,997,690           1,997,690
Market Fund, Investor Class                                                          ---------


TOTAL INVESTMENT COMPANIES (COST $1,997,690)                                         1,997,690
                                                                                     ---------

INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN  (8.95%)

Morgan Stanley Repurchase Agreement                            $10,035,111          10,035,111
(see notes to Schedule of Investments for
collateral information), 2.36%, 01/03/05
Santander Central Hispano Letter of Credit                      27,258,537          27,258,537
                                                                                    ----------

TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (COST $37,293,548)       37,293,548
                                                                                    ----------

TOTAL (COST $293,342,196) (a)   -   106.31%                                     $  442,809,131
                                                                                   ===========

------------

Percentages indicated are based on net assets of $416,507,622.

(a) See notes to Schedule of Investments for unrealized appreciation (depreciation) of securities.
(b)      Non-income producing security.
(c)      All or part of this security has been loaned as of December 31, 2004.

ADR -  American Depositary Receipt

See notes to schedule of investments.

TAMARACK MICROCAP VALUE FUND
SCHEDULE OF INVESTMENTS
December 31, 2004
(Unaudited)

                                                                 SHARES
                                                                   OR
                                                                PRINCIPAL
                                                                  AMOUNT            VALUE
                                                                ---------       --------------

COMMON STOCKS  (98.99%)
CONSUMER DISCRETIONARY  (27.75%)

Action Performance Cos., Inc.                                       52,000      $      571,480
Aftermarket Technology Corp. (b)                                    87,000           1,400,700
Allen Organ Co., Class B                                             2,800             188,300
Ambassadors International, Inc.                                     29,800             468,754
AMERCO (b)                                                          60,000           2,758,799
America's Car Mart, Inc. (b)                                        23,000             874,000
Andersons, Inc. (The)                                               21,400             545,700
Applica, Inc. (b)                                                   60,000             363,000
Ashworth, Inc. (b)                                                  40,000             435,600
Benihana Inc., Class A (b)                                          25,000             406,250
Bluegreen Corp. (b)                                                 69,000           1,368,270
Bon-Ton Stores, Inc. (The)                                          45,000             708,750
Books-A-Million, Inc.                                               46,000             442,520
Bowl America Inc., Class A                                          15,127             213,291
Brookstone, Inc. (b)                                                56,250           1,099,688
BUCA, Inc. (b)                                                      48,000             334,080
Carlisle Holdings Ltd.                                             169,000           1,223,560
Charlotte Russe Holding, Inc. (b)                                   61,000             616,100
Consolidated Graphics, Inc. (b)                                     39,000           1,790,100
Cornell Cos., Inc. (b)                                              37,000             561,660
CSK Auto Corp. (b)                                                  95,000           1,590,300
CSS Industries, Inc.                                                35,000           1,111,600
Cutter & Buck, Inc.                                                 32,000             466,240
Dave & Buster's, Inc. (b)                                           39,400             795,880
Deb Shops, Inc.                                                     40,000           1,001,600
Department 56, Inc. (b)                                             39,000             649,350
Dominion Homes, Inc. (b)                                            22,000             554,906
Duckwall-ALCO Stores, Inc. (b)                                      13,500             238,235
Elizabeth Arden, Inc. (b)                                           73,000           1,733,020
Emak Worldwide, Inc. (b)                                            16,500             165,000
Exponent, Inc. (b)                                                  20,800             571,792
Federal Screw Works                                                  3,656             118,089
Finish Line, Inc. (The), Class A                                   136,000           2,488,799
Finlay Enterprises, Inc. (b)                                        26,000             514,540
First Cash Financial Services, Inc. (b)                             47,500           1,268,725
Friedman's, Inc., Class A (b)                                       48,000              60,960
FRMO Corp. (b)                                                       2,250               4,275
Gaiam, Inc. (b)                                                     36,000             221,400
Goody's Family Clothing, Inc.                                       95,000             868,300
Hampshire Group Ltd. (b)                                            13,000             409,526
Hastings Entertainment, Inc. (b)                                    21,000             173,880
Isle of Capri Casinos, Inc. (b)                                     86,000           2,205,900
JAKKS Pacific, Inc. (b)                                             73,000           1,614,030
K2, Inc. (b)                                                        83,657           1,328,473
Knape & Vogt Manufacturing Co.                                      12,807             167,772
Lakeland Industries, Inc. (b)                                       11,000             223,190
Liberty Homes, Inc., Class A                                         7,600              36,480
Lifetime Hoan Corp.                                                 31,000             492,900
Lightbridge, Inc. (b)                                               76,000             459,040
M/I Homes, Inc.                                                     37,800           2,083,158
Mac-Gray Corp. (b)                                                  36,000             291,240

                                                                 SHARES
                                                                   OR
                                                                PRINCIPAL
                                                                  AMOUNT            VALUE
                                                                ---------       --------------
MarineMax, Inc. (b)                                                 43,000           1,279,680
McRae Industries, Inc., Class A                                      7,500              82,050
Medical Staffing Network Holdings, Inc.                             84,000             687,960
(b)
Meritage Corp. (b)                                                  37,000           4,169,899
Monro Muffler Brake, Inc. (b)                                       37,500             948,750
Movado Group, Inc.                                                  69,400           1,294,310
National R.V. Holdings, Inc. (b)                                    22,000             211,860
New Horizons Worldwide, Inc. (b)                                    30,000             168,300
Nobel Learning Communities, Inc. (b)                                18,300             137,799
Nobility Homes, Inc.                                                10,300             239,990
P & F Industries, Inc., Class A (b)                                 10,000             152,290
Palm Harbor Homes, Inc. (b)                                         60,000           1,012,800
PC Connection, Inc. (b)                                             73,000             694,960
PDI, Inc. (b)                                                       42,000             935,760
Perry Ellis International, Inc. (b)                                 24,500             498,575
Pinnacle Entertainment, Inc. (b)                                    69,000           1,364,820
Quaker Fabric Corp.                                                 47,400             265,440
Rex Stores Corp. (b)                                                37,550             570,385
S&K Famous Brands, Inc. (b)                                         11,300             184,303
Shoe Carnival, Inc. (b)                                             36,000             468,000
Source Interlink Cos., Inc. (b)                                     55,000             730,400
Sport Chalet, Inc. (b)                                              18,000             251,280
Sports Authority, Inc. (The) (b)                                    74,000           1,905,500
Stein Mart, Inc. (b)                                               121,000           2,064,260
Steinway Musical Instruments, Inc. (b)                              26,000             752,440
Stoneridge, Inc. (b)                                                66,000             998,580
Superior Uniform Group, Inc.                                        21,000             313,950
Syms Corp. (b)                                                      43,000             522,450
Total Entertainment Restaurant Corp.                                25,000             298,000
(b)
Velcro Industries NV                                                78,000           1,034,358
WestCoast Hospitality Corp. (b)                                     37,000             225,700
Weyco Group, Inc.                                                   16,700             739,643
Whitehall Jewellers, Inc. (b)                                       35,000             279,650
William Lyon Homes (b)                                              27,000           1,896,480
                                                                                     ---------
                                                                                    67,659,824
                                                                                    ----------

CONSUMER STAPLES  (4.61%)

Cagle's, Inc., Class A (b)                                           9,300             119,970
Chalone Wine Group Ltd. (The) (b)                                   33,000             467,280
CPAC, Inc.                                                          13,700              73,980
DIMON, Inc.                                                        132,000             887,040
Farmer Brothers Co.                                                 30,000             727,200
Foodarama Supermarkets, Inc. (b)                                     2,700             104,625
Fresh Brands, Inc.                                                  12,000              93,000
Genesee Corp., Class B                                               3,200               6,400
Ingles Markets, Inc., Class A                                       67,000             830,130
M & F Worldwide Corp. (b)                                           53,000             721,860
Marsh Supermarkets, Inc., Class A                                   20,425             230,782
Marsh Supermarkets, Inc., Class B                                   28,125             345,938
MGP Ingredients, Inc.                                               44,000             380,160
Nash-Finch Co.                                                      35,000           1,321,600
Natures Sunshine Products, Inc.                                     37,000             753,320
Omega Protein Corp. (b)                                             69,000             593,400
Sanderson Farms, Inc.                                               52,575           2,275,446
Scope Industries (b)                                                 2,700             188,595
Spartan Stores, Inc. (b)                                            52,000             345,800
Standard Commercial Corp.                                           39,000             758,940
                                                                                       -------
                                                                                    11,225,466
                                                                                    ----------

                                                                 SHARES
                                                                   OR
                                                                PRINCIPAL
                                                                  AMOUNT            VALUE
                                                                ---------       --------------

ENERGY  (5.21%)

Callon Petroleum Co. (b)                                            40,000             578,400
Carrizo Oil & Gas, Inc. (b)                                         43,000             485,900
Dril-Quip, Inc. (b)                                                 50,000           1,213,000
Enbridge Energy Management, LLC                                     30,842           1,519,277
(b)
Giant Industries, Inc. (b)                                          21,000             556,710
Gulf Island Fabrication, Inc.                                       34,000             742,220
Harvest Natural Resources, Inc. (b)                                 98,000           1,692,460
Lufkin Industries, Inc.                                             20,000             798,160
NATCO Group, Inc., Class A (b)                                      43,000             378,400
Petroleum Helicopters, Inc. (b)                                     14,600             376,373
Plug Power, Inc. (b)                                                     1                   6
Resource America, Inc., Class A                                     49,000           1,592,500
RPC, Inc.                                                           81,200           2,039,744
TransMontaigne, Inc. (b)                                           118,000             723,340
                                                                                       -------
                                                                                    12,696,490
                                                                                    ----------

FINANCIALS  (18.66%)

ABC Bancorp                                                         25,000             525,000
American Equity Investment Life                                    105,000           1,130,850
Holding Co.
American Safety Insurance Holdings,                                 19,000             310,460
Ltd. (b)
Bancinsurance Corp. (b)                                             14,500             105,125
Banner Corp.                                                        19,000             592,610
Brantley Capital Corp.                                              11,300             131,532
California First National Bancorp                                   31,000             387,190
Camco Financial Corp.                                               21,000             323,400
Capital Crossing Bank (b)                                           17,000             521,730
Capitol Bancorp Ltd.                                                28,000             986,160
Ceres Group, Inc. (b)                                               99,000             510,840
Citizens South Banking Corp.                                        25,000             356,500
Cotton States Life Insurance Co.                                    15,452             312,439
Credit Acceptance Corp. (b)                                        123,000           3,130,350
Donegal Group, Inc.                                                  7,000             155,750
Donegal Group, Inc., Class A                                        37,000             848,410
DVI, Inc. (b)                                                       33,000                  33
Electro Rent Corp.                                                  70,000             996,100
EMC Insurance Group, Inc.                                           20,000             432,800
First Albany Cos., Inc.                                             32,725             317,433
First Financial Corp.                                               40,000           1,401,200
First Indiana Corp.                                                 31,345             705,576
First Merchants Corp.                                               54,000           1,528,200
First PacTrust Bancorp, Inc.                                        14,000             382,900
First Place Financial Corp.                                         38,000             850,820
First State Bancorp                                                 21,000             771,960
FPIC Insurance Group, Inc. (b)                                      27,000             955,260
Home Federal Bancorp                                                13,000             327,847
Hub International Ltd.                                              86,000           1,583,260
Investors Title Co.                                                  8,300             305,523
Jefferson Bancshares, Inc.                                          24,000             315,600
LSB Corp.                                                           11,000             203,720
Matrix Bancorp, Inc. (b)                                            19,000             237,690
Maxcor Financial Group, Inc.                                        21,000             186,060
Mego Financial Corp. (b)                                             9,000                  90
Merchants Group, Inc.                                                5,000             120,000
MFA Mortgage Investments, Inc.                                     174,000           1,534,680
MFC Bancorp Ltd. (b)                                                37,000             740,000
Midland Co.                                                         51,800           1,619,786
MutualFirst Financial, Inc.                                         12,000             292,200
National Security Group, Inc. (The)                                  5,300             119,250
National Western Life Insurance Co.,                                 6,000             999,660
Class A (b)

                                                                 SHARES
                                                                   OR
                                                                PRINCIPAL
                                                                  AMOUNT            VALUE
                                                                ---------       --------------

Navigators Group, Inc. (The) (b)                                    36,400           1,096,004
Onyx Acceptance Corp.                                               14,000             391,440
Pacific Mercantile Bancorp (b)                                      18,000             314,640
Partners Trust Financial Group, Inc.                                35,000             407,750
Penn-America Group, Inc.                                            41,750             630,425
PennFed Financial Services, Inc.                                    38,000             611,040
Peoples Bancorp, Inc.                                               29,000             795,470
PMA Capital Corp., Class A (b)                                      65,000             672,750
Provident Financial Holdings, Inc.                                  19,000             548,150
PXRE Group Ltd.                                                     38,500             970,585
Sanders Morris Harris Group, Inc.                                   50,000             890,500
Simmons First National Corp., Class A                               23,000             665,850
Sizeler Property Investors, Inc.                                    36,100             425,258
Sound Federal Bancorp, Inc.                                         36,000             585,000
Southern Community Financial Corp.                                  32,000             331,200
Stewart Information Services Corp.                                  52,000           2,165,800
Stifel Financial Corp. (b)                                          30,666             642,453
SWS Group, Inc.                                                     49,000           1,074,080
TierOne Corp.                                                       54,000           1,341,900
United Capital Corp. (b)                                            21,000             475,650
United Community Financial Corp.                                    97,000           1,086,400
United Fire & Casualty Co.                                          60,000           2,022,600
Ziegler Cos., Inc.                                                   4,600              85,100
                                                                                        ------
                                                                                    45,486,039
                                                                                    ----------

HEALTHCARE  (3.38%)

Air Methods Corp. (b)                                               31,000             266,600
Allou Health Care, Inc., Class A (b)                                17,000                  17
American Shared Hospital Services                                   11,000              65,340
Capital Senior Living Corp. (b)                                     57,000             322,620
Cholestech Corp. (b)                                                39,000             317,499
Compex Technologies, Inc. (b)                                       41,000             191,470
D & K Healthcare Resources, Inc.                                    40,000             323,200
DJ Orthopedics, Inc. (b)                                            42,000             899,640
Healthcare Services Group, Inc.                                     49,500           1,031,580
HealthTronics Surgical Services, Inc.                               82,000             871,660
(b)
IntegraMed America, Inc. (b)                                        10,000             117,010
Kewaunee Scientific Corp.                                            7,100              64,610
Matria Healthcare, Inc. (b)                                         29,000           1,133,030
MFC Development Corp. (b)                                            2,250               4,050
MIM Corp. (b)                                                       37,000             234,950
Option Care, Inc.                                                   60,000           1,031,400
Pediatric Services of America, Inc. (b)                             20,000             255,200
Res-Care, Inc. (b)                                                  52,000             791,440
Synovis Life Technologies, Inc. (b)                                 29,000             313,490
                                                                                       -------
                                                                                     8,234,806
                                                                                     ---------

INDUSTRIALS  (14.19%)

Allied Defense Group, Inc. (b)                                      17,000             378,250
Astronics, Corp. (b)                                                21,125             107,315
Aviall, Inc. (b)                                                    93,000           2,136,210
Badger Meter, Inc.                                                  21,000             628,950
Cascade Corp.                                                       34,800           1,390,260
Chicago Rivet & Machine Co.                                          2,800              75,600
CompuDyne Corp. (b)                                                 24,000             179,040
CompX International, Inc.                                           40,000             661,200
Covenant Transport, Inc., Class A (b)                               42,000             874,440
Ducommun, Inc. (b)                                                  29,000             604,650
EDO Corp.                                                           50,400           1,600,200
Gehl Co. (b)                                                        16,600             387,610
Hardinge, Inc.                                                      25,750             347,625

                                                                 SHARES
                                                                   OR
                                                                PRINCIPAL
                                                                  AMOUNT            VALUE
                                                                ---------       --------------

HEICO Corp.                                                         70,000           1,581,300
HEICO Corp., Class A                                                80,900           1,398,761
Imagistics International, Inc. (b)                                  49,000           1,649,340
International Shipholding Corp. (b)                                 17,000             253,300
Interpool, Inc.                                                     31,900             765,600
Jinpan International Ltd.                                           19,000             126,730
Knightsbridge Tankers Ltd.                                          57,000           1,905,510
Ladish Co., Inc. (b)                                                37,000             425,130
LSI Industries, Inc.                                                51,750             592,538
MAIR Holdings, Inc. (b)                                             58,000             533,600
Maritrans, Inc.                                                     23,000             417,910
Marten Transport Ltd. (b)                                           39,250             892,153
Met-Pro Corp.                                                       24,816             330,053
Modtech Holdings, Inc. (b)                                          41,000             322,670
Nordic American Tanker Shipping Ltd.                                27,000           1,054,350

Old Dominion Freight Line, Inc. (b)                                 70,875           2,466,449
P.A.M. Transportation Services, Inc.                                33,100             620,625
(b)
Powell Industries, Inc. (b)                                         30,000             554,700
Quipp, Inc. (b)                                                      4,600              62,100
RailAmerica, Inc. (b)                                               96,000           1,252,800
Robbins & Myers, Inc.                                               42,000           1,000,860
Stelmar Shipping Ltd.                                               51,000           2,433,210
Sun Hydraulics Corp.                                                19,000             303,430
Supreme Industries, Inc., Class A                                   34,000             217,940
Transport Corporation of America, Inc.                              20,200             169,680
(b)
TRC Cos., Inc. (b)                                                  47,000             799,000
Tsakos Energy Navigation Ltd.                                       48,000           1,717,920
U.S. Xpress Enterprises, Inc., Class A                              30,000             879,000
(b)
USA Truck, Inc. (b)                                                 28,000             476,000
                                                                                       -------
                                                                                    34,574,009
                                                                                    ----------

INFORMATION TECHNOLOGY  (8.13%)

Anaren, Inc. (b)                                                    59,000             764,640
Audiovox Corp., Class A (b)                                         65,000           1,025,700
Bell Microproducts, Inc. (b)                                        76,300             734,006
CalAmp Corp. (b)                                                    49,200             439,848
Cobra Electronics Corp. (b)                                         19,000             154,090
Communications Systems, Inc.                                        23,000             276,230
Computer Network Tech Corp. (b)                                     79,000             560,900
ePlus inc. (b)                                                      27,000             318,870
ESS Technology, Inc. (b)                                           112,000             796,320
GTSI Corp. (b)                                                      24,000             252,240
Inforte Corp. (b)                                                   32,000             252,160
Integral Systems, Inc.                                              35,000             680,750
Magal Security Systems Ltd.                                         21,000             255,990
MCSI, Inc. (b)                                                      65,000                   7
Methode Electronics, Inc.                                          104,000           1,336,400
NU Horizons Electronics Corp. (b)                                   48,000             383,040
NYFIX, Inc. (b)                                                     67,000             414,730
Pegasystems, Inc. (b)                                               56,000             477,680
Pericom Semiconductor Corp. (b)                                     75,000             707,250
PLATO Learning, Inc. (b)                                            62,000             461,900
Pomeroy IT Solutions, Inc. (b)                                      37,000             562,770
Retalix Ltd. (b)                                                    21,000             459,060
Richardson Electronics Ltd.                                         47,000             498,670
Rofin-Sinar Technologies, Inc. (b)                                  35,000           1,485,750
SBS Technologies, Inc. (b)                                          43,000             600,280
Semitool, Inc. (b)                                                  76,000             705,280

                                                                 SHARES
                                                                   OR
                                                                PRINCIPAL
                                                                  AMOUNT            VALUE
                                                                ---------       --------------

SL Industries, Inc. (b)                                             13,800             195,270
Sypris Solutions, Inc.                                              49,000             750,190
TALX Corp.                                                          40,000           1,031,600
TESSCO Technologies, Inc. (b)                                       14,000             195,860
Tier Technologies, Inc., Class B (b)                                54,000             499,500
Ulticom, Inc. (b)                                                  120,000           1,923,600
White Electronic Designs Corp. (b)                                  97,000             614,010
                                                                                       -------
                                                                                    19,814,591
                                                                                    ----------

MATERIALS  (10.61%)

Aceto Corp.                                                         45,226             861,103
AMCOL International Corp.                                           85,000           1,707,650
American Biltrite, Inc. (b)                                          7,300              83,220
American Pacific Corp. (b)                                          21,200             180,412
Buckeye Technologies, Inc. (b)                                     107,000           1,392,070
Building Materials Holding Corp.                                    39,000           1,493,310
CIRCOR International, Inc.                                          45,000           1,042,200
Eastern Co. (The)                                                    9,800             196,000
Ecology and Environment, Inc., Class A                              11,315              88,370
Ennis Business Forms, Inc.                                          47,000             904,750
Gibraltar Industries, Inc.                                          84,000           1,984,080
Graham Corp.                                                         5,150              76,169
Hawkins, Inc.                                                       29,000             343,360
Mestek, Inc (b)                                                     21,300             383,826
Michael Baker Corp. (b)                                             23,800             466,480
Mobile Mini, Inc. (b)                                               42,000           1,387,680
MOD-PAC CORP. (b)                                                   10,562             134,771
Noland Co.                                                          11,000             506,000
North American Palladium Ltd. (b)                                  140,400           1,147,068
Northwest Pipe Co. (b)                                              18,800             469,060
Novamerican Steel, Inc. (b)                                         28,000           1,572,200
Octel Corp.                                                         35,000             728,350
Peak International Ltd. (b)                                         35,000             143,290
Penn Engineering & Manufacturing                                    49,800             901,380
Corp.
Penn Engineering & Manufacturing                                     6,400              96,000
Corp., Class A
Roanoke Electric Steel Corp.                                        31,700             655,271
RTI International Metals, Inc. (b)                                  60,000           1,232,400
Stepan Co.                                                          26,000             633,360
Summa Industries, Inc.                                              12,300             122,016
United States Lime & Minerals, Inc.                                 11,700             132,795
(b)
Universal Stainless & Alloy Products,                               16,000             237,632
Inc. (b)
URS Corp. (b)                                                      100,000           3,209,999
VSE Corp.                                                            3,350              84,320
Vulcan International Corp.                                           3,200             150,880
Water Pik Technologies, Inc. (b)                                    36,000             638,280
Wolverine Tube, Inc. (b)                                            37,000             477,670
                                                                                       -------
                                                                                    25,863,422
                                                                                    ----------

OTHER  (0.56%)

Integrated Electrical Services, Inc. (b)                           112,000             542,080
Keith Cos., Inc. (The) (b)                                          22,000             382,580
Navigant International, Inc. (b)                                    36,900             449,073
                                                                                       -------
                                                                                     1,373,733
                                                                                     ---------

UTILITIES  (5.89%)

American States Water Co.                                           44,000           1,144,000
California Water Service Group                                      49,554           1,865,708
Cascade Natural Gas Corp.                                           31,900             676,280

                                                                 SHARES
                                                                   OR
                                                                PRINCIPAL
                                                                  AMOUNT            VALUE
                                                                ---------       --------------

Chesapeake Utilities Corp.                                          15,700             419,190
Connecticut Water Service, Inc.                                     23,500             622,515
Delta Natural Gas Co., Inc.                                          9,000             244,971
Empire District Electric Co. (The)                                  71,000           1,610,280
EnergySouth, Inc.                                                   24,000             672,960
Florida Public Utilities Co.                                        12,000             229,800
Green Mountain Power Corp.                                          14,500             418,035
Maine & Maritimes Corp.                                              4,900             129,115
Middlesex Water Co.                                                 30,400             575,776
RGC Resources, Inc.                                                  6,500             168,285
SEMCO Energy, Inc.                                                  82,000             437,880
SJW Corp.                                                           26,400             960,960
South Jersey Industries, Inc.                                       37,200           1,955,232
Southwest Water Co.                                                 43,471             584,686
SureWest Communications                                             41,000           1,162,350
Unitil Corp.                                                        16,476             466,271
                                                                                       -------
                                                                                    14,344,294
                                                                                    ----------

TOTAL COMMON STOCKS (COST $171,770,364)                                            241,272,674
                                                                                   -----------

U.S. GOVERNMENT AGENCY OBLIGATIONS  (0.62%)

Federal Home Loan Bank, 1.08%, 01/03/05                         $1,500,000           1,500,000
                                                                                     ---------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (COST $1,499,910)                           1,500,000
                                                                                     ---------

INVESTMENT COMPANIES  (0.28%)

iShares Russell 2000 Value Index                                     3,500             674,450
                                                                                       -------
TOTAL INVESTMENT COMPANIES (COST $453,862)                                             674,450
                                                                                       -------

WARRANTS  (0.00%)
HEALTHCARE  (0.00%)

Del Global Technologies Corp. (b)                                    2,967               3,115
                                                                                         -----
TOTAL WARRANTS (COST $0)                                                                 3,115
                                                                                         -----


TOTAL INVESTMENTS (COST $173,724,136) (a)   -   99.89%                          $  243,450,239
                                                                                   ===========

------------

Percentages indicated are based on net assets of $243,727,128.

(a) See notes to schedule of investments for unrealized appreciation (depreciation) of securities.
(b)      Non-income producing security.

See notes to schedule of investments.

TAMARACK SMALL-CAP INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS
December 31, 2004
(Unaudited)

                                                                 SHARES             VALUE
                                                                ---------       --------------

COMMON STOCK  (98.25%)
AUSTRALIA  (0.00%)
CONSUMER DISCRETIONARY  (0.00%)

Ion Ltd. (c)                                                       129,800      $           0
                                                                                            -
BELGIUM  (2.90%)
INFORMATION TECHNOLOGY  (2.90%)

Melexis NV                                                          13,200            161,658
                                                                                      -------
CANADA  (6.09%)
INDUSTRIALS  (3.34%)

GSI Lumonics, Inc. (b)                                              16,200            185,976
                                                                                      -------
INFORMATION TECHNOLOGY  (2.75%)

Zarlink Semiconductor, Inc. (b)                                     60,000            153,236
                                                                                      -------
                                                                                      339,212
                                                                                      -------

FRANCE  (11.24%)
INDUSTRIALS  (2.95%)

Pinguely-Haulotte                                                   21,000            164,415
                                                                                      -------
INFORMATION TECHNOLOGY  (6.83%)

Lectra SA                                                           25,100            170,586
Neopost SA                                                           2,700            209,922
                                                                                      -------
                                                                                      380,508
                                                                                      -------

TELECOMMUNICATION SERVICES  (1.46%)

Genesys SA (b)                                                      50,000             81,555
                                                                                       ------
                                                                                      626,478
                                                                                      -------

GERMANY  (14.59%)
CONSUMER DISCRETIONARY  (2.96%)

Zapf Creation AG                                                     8,300            164,827
                                                                                      -------
INDUSTRIALS  (8.57%)

Pfeiffer Vacuum Technology AG                                        3,100            139,894
SGL Carbon AG (b)                                                    9,100            118,373
Techem AG (b)                                                        6,000            218,567
                                                                                      -------
                                                                                      476,834
                                                                                      -------

INFORMATION TECHNOLOGY  (3.06%)

Elmos Semiconductor AG                                              10,500            170,552
                                                                                      -------
                                                                                      812,213
                                                                                      -------

HONG KONG  (4.55%)
HEALTHCARE  (2.33%)

Global BIO-CHEM Technology Group                                   197,500            129,589
Co. Ltd.                                                                              -------

INFORMATION TECHNOLOGY  (2.22%)

Vtech Holdings Ltd.                                                 88,000            123,972
                                                                                      -------
                                                                                      253,561
                                                                                      -------

IRELAND  (3.04%)
CONSUMER DISCRETIONARY  (3.04%)

Independent News & Media PLC                                        53,800            169,656
                                                                                      -------
ITALY  (4.29%)
INDUSTRIALS  (4.29%)

Interpump Group SpA                                                 41,600            239,184
                                                                                      -------

                                                                 SHARES             VALUE
                                                                ---------       --------------
JAPAN  (9.03%)
INDUSTRIALS  (5.31%)

Japan Cash Machine Co. Ltd.                                          2,700            114,882
MISUMI Corp.                                                         5,300            154,133
NAKANISHI, Inc.                                                        400             27,325
                                                                                       ------
                                                                                      296,340
                                                                                      -------

INFORMATION TECHNOLOGY  (1.64%)

Faith, Inc.                                                             36             91,344
                                                                                       ------
MATERIALS  (2.08%)

Tamron Co. Ltd                                                       4,000            115,741
                                                                                      -------
                                                                                      503,425
                                                                                      -------

LUXEMBOURG  (4.69%)
CONSUMER DISCRETIONARY  (4.69%)

SBS Broadcasting SA (b)                                              6,500            261,495
                                                                                      -------
NETHERLANDS  (6.26%)
CONSUMER DISCRETIONARY  (6.26%)

Hunter Douglas NV                                                    3,320            177,124
Trader Classified Media NV, Class A                                 12,400            171,918
                                                                                      -------
                                                                                      349,042
                                                                                      -------

NEW ZEALAND  (3.00%)
HEALTHCARE  (3.00%)

Fisher & Paykel Healthcare Corp. Ltd.                               71,400            167,094
                                                                                      -------
NORWAY  (3.11%)
ENERGY  (3.11%)

Prosafe ASA                                                          6,400            173,297
                                                                                      -------
SWEDEN  (11.36%)
CONSUMER DISCRETIONARY  (2.92%)

Eniro AB                                                            15,914            162,842
                                                                                      -------
HEALTHCARE  (5.37%)

Elekta AB, Class B (b)                                               6,665            192,066
Getinge AB, Class B                                                  8,600            107,089
                                                                                      -------
                                                                                      299,155
                                                                                      -------

INDUSTRIALS  (3.07%)

Munters AB                                                           5,680            170,945
                                                                                      -------
                                                                                      632,942
                                                                                      -------

SWITZERLAND  (2.23%)
INFORMATION TECHNOLOGY  (2.23%)

SEZ Holding AG (b)                                                   5,030            124,301
                                                                                      -------
UNITED KINGDOM  (11.87%)
CONSUMER DISCRETIONARY  (2.36%)

HIT Entertainment PLC                                               25,000            131,513
                                                                                      -------
CONSUMER SERVICES  (3.50%)

T&F Informa Group PLC                                               26,870            194,744
                                                                                      -------
CONSUMER STAPLES  (3.41%)

McBride PLC                                                         70,000            189,763
                                                                                      -------
MATERIALS  (2.60%)

Victrex PLC                                                         18,950            144,619
                                                                                      -------
                                                                                      660,639
                                                                                      -------

TOTAL COMMON STOCK (COST $4,288,269)                                                5,474,197
                                                                                    ---------

INVESTMENT COMPANIES  (2.13%)
DOMESTIC  (2.13%)

Wells Fargo Prime Investment Money                                 118,852            118,852
Market Fund, Investor Class                                                           -------


TOTAL INVESTMENT COMPANIES (COST $118,852)                                            118,852
                                                                                      -------

                                                                 SHARES             VALUE
                                                                ---------       --------------

WARRANT  (0.00%)
HONG KONG  (0.00%)
HEALTHCARE  (0.00%)

Global BIO-CHEM Technologies Co.                                     5,600                267
Ltd.                                                                                      ---

TOTAL WARRANT (COST $0)                                                                   267
                                                                                          ---


TOTAL INVESTMENTS (COST $4,407,121) (a)   -   100.38%                           $   5,593,316
                                                                                    =========

------------

Percentages indicated are based on net assets of $5,572,044.

(a) See notes to schedule of investments for unrealized appreciation (depreciation) of securities.
(b)      Non-income producing security.
(c) This security has been valued at its Fair Value determined in good faith by or under the direction of the Board of Directors.

See notes to schedule of investments.

TAMARACK GOVERNMENT INCOME FUND
SCHEDULE OF INVESTMENTS
December 31, 2004
(Unaudited)

                                                                 SHARES
                                                                   OR
                                                                PRINCIPAL
                                                                  AMOUNT            VALUE
                                                                ---------       --------------

U.S. GOVERNMENT AGENCY OBLIGATIONS  (93.9%)
FANNIE MAE  (40.3%)

7.13%, 3/15/07                                                  $1,000,000      $   1,080,267
4.25%, 7/15/07                                                     300,000            306,288
6.00%, 5/15/08                                                     800,000            860,833
3.38%, 12/15/08, (c)                                               280,000            276,393
5.38%, 11/15/11                                                    550,000            585,815
4.63%, 12/7/11                                                     250,000            251,992
4.50%, 10/1/13                                                   1,107,495          1,114,261
4.30%, 3/1/33                                                      372,269            372,712
4.50%, 5/1/33                                                      749,664            756,034
4.63%, 7/1/33                                                      211,576            209,146
4.18%, 9/1/33                                                      183,214            184,692
4.35%, 1/1/34                                                      166,053            167,256
4.30%, 3/1/34                                                      188,203            188,848
4.02%, 6/1/34                                                      156,701            156,334
5.15%, 12/1/34                                                     199,974            202,945
                                                                                      -------
                                                                                    6,713,816
                                                                                    ---------

FEDERAL HOME LOAN BANK  (19.1%)

5.38%, 5/15/06, (c)                                                500,000            514,340
2.75%, 3/14/08                                                   1,225,000          1,197,129
5.75%, 5/15/12                                                   1,000,000          1,094,550
4.83%, 2/1/13                                                      195,143            199,262
3.88%, 6/14/13, (c)                                                200,000            193,010
                                                                                      -------
                                                                                    3,198,291
                                                                                    ---------

FREDDIE MAC  (16.9%)

4.88%, 3/15/07, (c)                                                800,000            826,006
5.00%, 7/15/14, (c)                                                500,000            516,467
5.00%, 12/1/17                                                   1,090,978          1,109,187
4.50%, 5/1/18                                                      365,703            365,352
                                                                                      -------
                                                                                    2,817,012
                                                                                    ---------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION  (14.2%)

5.30%, 11/16/15                                                    800,819            822,123
3.65%, 9/16/17                                                     196,544            195,695
3.59%, 11/16/17                                                    197,465            196,127
4.36%, 2/16/30                                                     956,322            964,361
5.00%, 7/20/32                                                     200,000            201,924
                                                                                      -------
                                                                                    2,380,230
                                                                                    ---------

SMALL BUSINESS ADMINISTRATION  (3.4%)

4.88%, 9/10/13                                                     150,000            151,147
4.68%, 9/10/14                                                     200,000            199,527
4.86%, 10/1/24                                                     220,000            220,792
                                                                                      -------
                                                                                      571,466
                                                                                      -------

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (COST $15,877,180)                        15,680,815
                                                                                   ----------

INVESTMENT COMPANIES  (2.5%)

Wells Fargo 100% Treasury Money                                    425,153            425,153
Market Fund                                                                           -------


TOTAL INVESTMENT COMPANIES (COST $425,153)                                            425,153
                                                                                      -------

                                                                 SHARES
                                                                   OR
                                                                PRINCIPAL
                                                                  AMOUNT            VALUE
                                                                ---------       --------------

ASSET BACKED SECURITIES  (2.5%)
BANKING & FINANCIAL SERVICES  (2.5%)

Countrywide Home Equity Loan Trust,                                173,325            173,325
Series 2004-G, Class 2A, 2.62%,
12/15/29, (b)

Residential Asset Securities Corp.,                                248,347            248,270
Series 2004-KS11, Class AI1, 2.32%,                                                   -------
9/25/25, (b)

TOTAL ASSET BACKED SECURITIES (COST $421,349)                                         421,595
                                                                                      -------

COLLATERALIZED MORTGAGE OBLIGATIONS  (2.1%)
BANKING & FINANCIAL SERVICES  (2.1%)

Bank of America Mortgage Securities,                               189,790            189,196
Series 2004-F, Class 2A7, 4.18%,
7/25/34, (b)

MLCC Mortgage Investors, Inc., Series                              162,073            161,720
2003-D, Class A, 2.73%, 8/25/28, (b)                                                  -------

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $351,737)                             350,916
                                                                                      -------

INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN  (13.2%)

Morgan Stanley Repurchase Agreement                              2,204,671          2,204,671
(see notes to Schedule of Investments for                                           ---------
collateral information), 2.36%, 1/3/05

TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (COST $2,204,671)        2,204,671
                                                                                    ---------

TOTAL INVESTMENTS (COST $19,280,090) (a)   -   114.2%                           $  19,083,150
                                                                                   ==========

------------

Percentages indicated are based on net assets of $16,704,099.

(a) See notes to Schedule of Investments for tax basis unrealized appreciation (depreciation) of securities.
(b) Variable rate security. The rate reflected in the Schedule of Investments is the rate in effect on December 31, 2004. The maturity date represents the actual maturity date.
(c)      All or part of this security has been loaned as of December 31, 2004.

See notes to schedule of investments.

TAMARCK QUALITY FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
December 31, 2004
(Unaudited)

                                                                 SHARES
                                                                   OR
                                                                PRINCIPAL
                                                                  AMOUNT            VALUE
                                                                ---------       --------------

MUNICIPAL BONDS  (1.3%)
ARIZONA  (0.2%)

Tucson Certificate of Participation,                              $100,000      $       99,709
4.30%, 7/1/10, (MBIA Insured)
Tucson Certificate of Participation,                               105,000             105,175
4.55%, 7/1/11, (MBIA Insured)                                                          -------

                                                                                       204,884
                                                                                       -------

CALIFORNIA  (0.1%)

San Diego Metro Transportation                                     135,000             133,156
Development Board, 3.86%, 12/1/09,                                                     -------
(MBIA Insured)

INDIANA  (0.2%)

State Bond Bank Revenue, 5.26%,                                    210,000             210,970
7/15/18, (FGIC Insured)                                                                -------

SOUTH CAROLINA  (0.8%)

Medical University of South Carolina                               660,000             660,000
Hospital Authority Facilities Revenue,                                                 -------
5.23%, 8/15/17, (MBIA Insured)

TOTAL MUNICIPAL BONDS (COST $1,210,426)                                              1,209,010
                                                                                     ---------

ASSET BACKED SECURITIES  (1.2%)
AUTOMOTIVE  (0.1%)

Ford Credit Auto Owner Trust, Series                                47,709              47,744
2002-B, Class A3A, 4.14%, 12/15/05
MMCA Automobile Trust, Series                                       25,072              25,074
2002-3, Class A3, 2.97%, 3/15/07                                                        ------

                                                                                        72,818
                                                                                        ------

BANKING & FINANCIAL SERVICES  (1.1%)

Countrywide Home Equity Loan Trust,                                420,932             420,932
Series 2004-G, Class 2A, 2.62%,
12/15/29, (b)
New Century Home Equity Loan Trust,                                 80,305              80,119
Series 1997-NC5, Class A6, 6.70%,
10/25/28
Vanderbilt Mortgage Finance, Series                                550,000             549,808
2002-C, Class A2, 4.23%, 2/7/15                                                        -------

                                                                                     1,050,859
                                                                                     ---------

TOTAL ASSET BACKED SECURITIES (COST $1,123,424)                                      1,123,677
                                                                                     ---------

COLLATERALIZED MORTGAGE OBLIGATIONS  (9.9%)
BANKING & FINANCIAL SERVICES  (9.9%)

Bank of America Mortgage Securities,                               334,592             338,571
Series 2004-4, Class 3A1, 5.00%,
5/25/19
Bank of America Mortgage Securities,                               967,927             964,899
Series 2004-F, Class 2A7, 4.18%,
7/25/34, (b)

                                                                 SHARES
                                                                   OR
                                                                PRINCIPAL
                                                                  AMOUNT            VALUE
                                                                ---------       --------------

Countrywide Alternative Loan Trust,                              2,261,541           2,291,919
Series 2004-12CB, Class 1A1, 5.00%,
7/25/19
Countrywide Alternative Loan Trust,                                486,192             490,446
Series 2004-24CB, Class 2A1, 5.00%,
11/25/19
Countrywide Home Equity Loan Trust,                                456,826             456,555
Series 2002-A, Class A, 2.66%, 4/15/28,
(b)
MLCC Mortgage Investors, Inc., Series                              841,989             840,154
2003-D, Class A, 2.73%, 8/25/28, (b)
Residential Accredit Loans, Inc., Series                            18,079              18,111
2002-QS9, Class A3, 6.50%, 7/25/32
Structured Asset Securities Corp., Series                          195,283             197,099
 2002-11A, Class 2A1, 5.60%, 6/25/32
Structured Asset Securities Corp., Series                          475,000             486,918
 2004-11XS, Class 1A4A, 5.84%,
6/25/34
Structured Asset Securities Corp., Series                        1,205,000           1,198,632
 2004-17XS, Class A2, 4.45%, 9/25/34
Structured Asset Securties Corp., Series                           673,316             675,757
2003-30, Class 1A1, 5.50%, 10/25/33
Vendee Mortgage Trust, Series 1992-1,                              252,334             275,431
Class 2Z, 7.75%, 5/15/22
Washington Mutual, Inc., Series                                  1,028,829           1,014,784
2003-S11, Class 1A, 5.00%, 11/25/33                                                  ---------

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $9,235,903)                          9,249,276
                                                                                     ---------

COMMERCIAL MORTGAGE BACKED SECURITIES  (4.8%)
BANKING & FINANCIAL SERVICES  (4.8%)

ABN Amro Mortgage Corp., Series                                    547,746             542,185
2003-12, Class 1A, 5.00%, 12/25/33
Chase Commercial Mortgage Securities                               302,021             311,309
Corp., Series 1996-1, Class A2, 7.60%,
3/18/06
GE Capital Commercial Mortgage                                     639,055             652,065
Corp., Series 2002-1A, Class A1, 5.03%,
12/10/35
JP Morgan Commercial Mortgage                                    1,000,000           1,084,755
Finance Corp., Series 1999-C7, Class A2,
 6.51%, 10/15/35
JP Morgan Mortgage Trust, Series                                   367,997             368,088
2004-A4, Class 2A2, 4.77%, 9/25/34
LB-UBS Commercial Mortgage Trust,                                  500,000             487,541
Series 2004-C2, Class A4, 4.37%,
3/1/36
Master Asset Securitization Trust, Series                          106,215             107,307
 2002-6, Class 6A1, 6.50%, 10/25/32
Master Asset Securitization Trust, Series                          912,119             898,253
 2003-12, Class 6A1, 5.00%, 12/25/33                                                   -------



TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (COST $4,370,689)                        4,451,503
                                                                                     ---------

                                                                 SHARES
                                                                   OR
                                                                PRINCIPAL
                                                                  AMOUNT            VALUE
                                                                ---------       --------------

CORPORATE BONDS  (37.3%)
AEROSPACE & DEFENSE  (0.6%)

L-3 Communications Corp., 7.63%,                                   209,000             229,378
6/15/12
Science Applications International Corp.,                          245,000             288,582
 7.13%, 7/1/32                                                                         -------

                                                                                       517,960
                                                                                       -------

AIRLINES  (0.2%)

Atlas Air, Inc., 7.20%, 1/2/19                                     215,416             210,196
                                                                                       -------
AUTOMOTIVE  (0.5%)

Daimler Chrysler NA Holdings, 4.05%,                               467,000             466,036
6/4/08                                                                                 -------

BANKING & FINANCIAL SERVICES  (13.6%)

AIG SunAmerica, Inc., MTN, 5.75%,                                  500,000             529,960
2/16/09
American Financial Group, 7.13%,                                   200,000             220,552
4/15/09
American General Finance, MTN,                                     475,000             492,435
5.38%, 10/1/12
Associated Bank, NA, MTN, 2.29%,                                   721,000             720,456
11/2/07, (b)
Bank of America Corp., 7.40%,                                      312,000             361,414
1/15/11
BB&T Corp., 6.38%, 6/30/05                                         500,000             508,726
BB&T Corp., 4.75%, 10/1/12                                         287,000             288,456
Chase Capital II, 2.66%, 2/1/27, (b)                               237,000             222,693
CIT Group, Inc., MTN, 6.88%,                                       407,000             452,234
11/1/09
Compass Bank, 8.10%, 8/15/09                                       550,000             640,341
Ford Motor Credit Co., 7.38%, 2/1/11                               487,000             524,865
General Electric Capital Corp., MTN,                               370,000             369,797
4.25%, 12/1/10
General Motors Acceptance Corp.,                                   284,000             291,041
6.88%, 9/15/11
General Motors Acceptance Corp.,                                   500,000             502,984
MTN, 8.38%, 2/22/05
Genworth Financial, Inc., 2.64%,                                   505,000             504,401
6/15/07, (b)
Genworth Financial, Inc., 5.75%,                                   108,000             114,253
6/15/14
Goldman Sachs Capital I, 6.35%,                                    770,000             801,803
2/15/34, (c)
Jefferies Group, Inc., 7.50%, 8/15/07                              300,000             328,287
John Hancock Global Funding II,                                    354,000             364,877
5.00%, 7/27/07, (d)
JP Morgan Chase & Co., 6.63%,                                      340,000             380,568
3/15/12
KFW International Finance, Inc., 4.75%,                            200,000             206,230
 1/24/07
Morgan Stanley, 2.56%, 1/15/10, (b)                                230,000             230,282
Morgan Stanley, 4.75%, 4/1/14, (c)                                 470,000             457,972
Morgan Stanley, 5.22%, 2/25/34                                      42,462              43,067
National City Corp., 5.75%, 2/1/09                                 366,000             387,646
NB Capital Trust IV, 8.25%, 4/15/27                                340,000             378,291
NLV Financial Corp., 7.50%, 8/15/33,                               255,000             273,212
(d)
North Fork Bancorp., 5.00%, 8/15/12                                670,000             687,933
Southtrust Bank, NA, MTN, 4.75%,                                   490,000             486,110
3/1/13

                                                                 SHARES
                                                                   OR
                                                                PRINCIPAL
                                                                  AMOUNT            VALUE
                                                                ---------       --------------

SunTrust Bank, Inc., 6.38%, 4/1/11                                 250,000             276,995
Synovus Financial Corp., 7.25%,                                    500,000             516,806
12/15/05
Unitrin, Inc., 4.88%, 11/1/10                                      160,000             158,934
                                                                                       -------
                                                                                    12,723,621
                                                                                    ----------

BUILDING & CONSTRUCTION  (0.5%)

Lennar Corp., 3.26%, 3/19/09, (b)                                  260,000             261,296
Masco Corp., 6.75%, 3/15/06                                        155,000             161,462
                                                                                       -------
                                                                                       422,758
                                                                                       -------

CABLE  (1.2%)

Echostar DBS Corp., 5.75%, 10/1/08                                 300,000             303,750
Shaw Communications, Inc., 7.25%,                                  250,000             275,625
4/6/11
TCI Communications, Inc., 9.80%,                                   242,000             311,936
2/1/12
Videotron Ltee, 6.88%, 1/15/14                                     250,000             258,438
                                                                                       -------
                                                                                     1,149,749
                                                                                     ---------

CHEMICAL  (1.0%)

Ecolab, Inc., 6.88%, 2/1/11                                        140,000             155,895
International Flavors & Fragrance,                                 290,000             301,562
6.45%, 5/15/06
PPG Industries, Inc., 6.50%, 11/1/07                               213,000             228,854
Valspar Corp., 6.00%, 5/1/07                                       240,000             251,496
                                                                                       -------
                                                                                       937,807
                                                                                       -------

COMMERCIAL SERVICES  (1.5%)

Aramark Services, Inc., 8.15%, 5/1/05                              200,000             202,920
Aramark Services, Inc., 7.00%, 5/1/07                              225,000             240,054
Bunge Ltd. Finance Corp., 4.38%,                                   343,000             345,632
12/15/08
Cendant Corp., 6.25%, 3/15/10                                      243,000             262,985
Service Corp., International, 6.88%,                               300,000             312,375
10/1/07                                                                                -------

                                                                                     1,363,966
                                                                                     ---------

COMPUTER INDUSTRY  (1.0%)

Computer Associates, Inc.., 4.75%,                                 300,000             302,195
12/1/09, (d)
Fiserv, Inc., 4.00%, 4/15/08                                       305,000             306,027
Jabil Circuit, Inc., 5.88%, 7/15/10                                300,000             315,786
                                                                                       -------
                                                                                       924,008
                                                                                       -------

CONSUMER GOODS & SERVICES  (1.5%)

Church & Dwight Co., Inc., 6.00%,                                  200,000             203,500
12/15/12, (d)
Dial Corp., 6.50%, 9/15/08                                         422,000             456,312
Maytag Corp., 6.88%, 12/1/06                                       330,000             347,488
Russell Corp., 9.25%, 5/1/10                                       400,000             429,000
                                                                                       -------
                                                                                     1,436,300
                                                                                     ---------

ELECTRIC (INTEGRATED)  (0.4%)

El Paso Electric Co., 9.40%, 5/1/11                                345,000             380,875
                                                                                       -------
ENERGY  (2.7%)

Anderson Exploration Ltd., 6.75%,                                  453,000             502,138
3/15/11
Chesapeake Energy Corp., 9.00%,                                    300,000             342,750
8/15/12
Kinder Morgan Energy Partners LP,                                  390,000             445,856
7.13%, 3/15/12, (c)
Pancanadian Energy, 6.30%, 11/1/11                                 342,000             375,750
Peabody Energy Corp., 6.88%,                                       355,000             384,288
3/15/13

                                                                 SHARES
                                                                   OR
                                                                PRINCIPAL
                                                                  AMOUNT            VALUE
                                                                ---------       --------------

Piedmont Natural Gas Co., 6.00%,                                   200,000             208,476
12/19/33
Sempra Energy, 2.81%, 5/21/08, (b)                                 396,000             394,633
                                                                                       -------
                                                                                     2,653,891
                                                                                     ---------

ENTERTAINMENT  (0.6%)

GTECH Holdings Corp., 4.50%,                                       302,000             301,980
12/1/09, (d)
Intrawest Corp., 7.50%, 10/15/13                                   200,000             212,750
                                                                                       -------
                                                                                       514,730
                                                                                       -------

FOOD & BEVERAGES  (1.3%)

Conagra Foods, Inc., 7.88%, 9/15/10                                288,000             338,327
Dean Foods Co., 6.63%, 5/15/09                                     400,000             421,000
Del Monte Corp., 9.25%, 5/15/11                                    400,000             438,000
                                                                                       -------
                                                                                     1,197,327
                                                                                     ---------

HEALTH CARE  (1.6%)

Amerisourcebergen Corp., 8.13%,                                    300,000             333,750
9/1/08
Boston Scientific Corp., 5.45%,                                    415,000             431,121
6/15/14
Evangelical Lutheran Good Samaritan,                               284,000             283,897
MTN, 2.91%, 11/24/06, (b)
Humana, Inc., 7.25%, 8/1/06                                        425,000             447,431
                                                                                       -------
                                                                                     1,496,199
                                                                                     ---------

MEDIA  (0.7%)

Belo Corp., 8.00%, 11/1/08                                          95,000             107,353
News America Holdings, Inc., 7.70%,                                255,000             302,513
10/30/25
Time Warner Entertainment, 8.38%,                                  180,000             225,667
3/15/23                                                                                -------

                                                                                       635,533
                                                                                       -------

PAPER & RELATED PRODUCTS  (1.5%)

Avery Dennison Corp., MTN, 6.76%,                                  600,000             606,473
4/15/05
Georgia Pacific Corp., 9.38%, 2/1/13                               360,000             419,400
Weyerhaeuser Co., 7.50%, 3/1/13                                    300,000             353,612
                                                                                       -------
                                                                                     1,379,485
                                                                                     ---------

REITS  (2.0%)

Health Care REIT, Inc., 7.63%,                                     263,000             287,918
3/15/08
Kimco Realty Corp., MTN, 7.86%,                                    650,000             726,731
11/1/07
Shurgard Storage Centers, Inc., 5.88%,                             388,000             400,968
3/15/13
Simon Property Group LP, 7.75%,                                    379,000             442,707
1/20/11                                                                                -------

                                                                                     1,858,324
                                                                                     ---------

RESTAURANTS  (0.6%)

Darden Restaurants, Inc., 8.38%,                                   500,000             516,424
9/15/05                                                                                -------

RETAIL  (0.4%)

Kroger Co., 8.05%, 2/1/10                                          290,000             339,463
                                                                                       -------
TELECOMMUNICATIONS  (1.4%)

Deutsche Telekom International Finance,                            400,000             476,549
 8.50%, 6/15/10
Nextel Communications, Inc., 7.38%,                                250,000             275,000
8/1/15

                                                                 SHARES
                                                                   OR
                                                                PRINCIPAL
                                                                  AMOUNT            VALUE
                                                                ---------       --------------

Sprint Capital Corp., 7.13%, 1/30/06                                70,000              72,808
Sprint Capital Corp., 7.63%, 1/30/11                               256,000             297,226
Verizon New England, Inc., 6.50%,                                  150,000             165,007
9/15/11                                                                                -------

                                                                                     1,286,590
                                                                                     ---------

TEXTILES  (0.8%)

Mohawk Industries, Inc., 6.50%,                                    210,000             223,120
4/15/07
VF Corp., 8.10%, 10/1/05                                           500,000             517,346
                                                                                       -------
                                                                                       740,466
                                                                                       -------

TRANSPORTATION & SHIPPING  (1.1%)

Burlington Northern Santa Fe Corp.,                                500,000             541,316
9.25%, 10/1/06
Federal Express Corp., 7.50%, 1/15/18                              453,418             529,471
                                                                                       -------
                                                                                     1,070,787
                                                                                     ---------

UTILITIES  (0.6%)

Niagra Mohawk Power Co., 7.75%,                                    500,000             529,537
5/15/06                                                                                -------

TOTAL CORPORATE BONDS (COST $34,297,276)                                            34,752,032
                                                                                    ----------

U.S. GOVERNMENT AGENCY OBLIGATIONS  (38.4%)
FANNIE MAE  (14.5%)

7.00%, 12/1/07                                                      26,473              27,132
6.42%, 11/1/08                                                     277,664             297,912
8.25%, 1/1/09                                                       15,308              15,794
8.00%, 2/1/09                                                       10,930              11,461
4.63%, 12/7/11                                                   1,600,000           1,612,750
6.52%, 7/25/16                                                     770,000             854,108
5.50%, 3/1/17                                                       49,368              51,076
5.50%, 3/1/17                                                        4,524               4,680
5.50%, 5/1/17                                                       54,966              56,868
5.00%, 8/1/17                                                      278,728             283,537
5.50%, 11/1/17                                                     358,877             371,184
4.50%, 12/1/17                                                   2,911,202           2,911,762
9.50%, 6/25/18                                                      19,688              21,419
4.50%, 9/1/18                                                      585,441             584,895
9.25%, 10/1/20                                                      10,907              12,197
7.50%, 9/1/29                                                      217,291             233,003
7.00%, 10/1/29                                                      33,842              35,905
7.00%, 12/1/29                                                      38,955              41,329
7.00%, 1/1/30                                                          643                 681
7.00%, 2/1/30                                                       94,293              99,990
7.00%, 2/1/30                                                          723                 767
7.00%, 2/1/30                                                          730                 775
7.00%, 2/1/30                                                       34,515              36,601
5.00%, 4/1/33                                                      513,048             510,038
5.50%, 5/1/33                                                      342,877             348,391
5.50%, 7/1/33                                                      704,638             715,969
6.00%, 7/1/33                                                      428,235             443,004
5.00%, 8/1/33                                                      593,052             589,573
5.00%, 9/1/33                                                    2,117,618           2,105,196
5.50%, 7/1/34                                                      954,432             969,519
5.50%, 7/1/34                                                      238,520             242,290
                                                                                       -------
                                                                                    13,489,806
                                                                                    ----------

FREDDIE MAC  (4.5%)

7.75%, 4/1/08                                                       13,058              13,699
7.75%, 11/1/08                                                       6,353               6,579
8.00%, 8/1/09                                                        2,260               2,285
8.25%, 10/1/10                                                      15,008              15,437

                                                                 SHARES
                                                                   OR
                                                                PRINCIPAL
                                                                  AMOUNT            VALUE
                                                                ---------       --------------

8.00%, 1/1/12                                                       52,935              56,180
9.00%, 6/1/16                                                       27,674              30,722
6.00%, 2/1/18                                                       67,857              71,076
8.00%, 10/1/18                                                      32,124              34,925
9.00%, 10/1/18                                                       5,619               6,003
5.20%, 3/5/19                                                      520,000             514,122
7.50%, 2/1/21                                                       48,513              52,364
7.00%, 8/15/29                                                     240,526             252,257
7.50%, 2/1/30                                                      106,965             114,650
7.50%, 2/1/30                                                      503,669             541,005
7.50%, 1/1/31                                                       96,456             103,386
7.00%, 9/1/31                                                       23,773              25,204
5.50%, 11/1/31                                                      70,956              72,244
6.00%, 11/1/32                                                     641,213             663,299
5.50%, 6/1/33                                                      925,295             940,855
5.00%, 8/1/33                                                      443,633             441,478
6.00%, 9/1/33                                                      264,635             273,512
                                                                                       -------
                                                                                     4,231,282
                                                                                     ---------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION  (17.7%)

7.50%, 3/15/07                                                       4,294               4,470
7.50%, 3/15/07                                                       3,913               4,073
7.50%, 7/15/07                                                      23,781              24,753
8.00%, 10/15/07                                                     34,653              36,176
8.00%, 11/15/09                                                    527,226             558,340
7.50%, 10/15/11                                                     53,651              57,165
7.50%, 10/15/11                                                      5,965               6,355
7.50%, 11/15/11                                                     53,163              56,645
9.50%, 4/15/16                                                       4,149               4,665
3.65%, 9/16/17                                                     933,582             929,549
9.50%, 1/15/19                                                      18,343              20,691
9.50%, 9/15/19                                                       1,194               1,346
8.00%, 5/15/22                                                      26,276              28,753
8.00%, 12/15/22                                                     12,704              13,901
5.15%, 6/16/23                                                     210,000             218,694
6.50%, 8/15/23                                                      14,121              14,956
6.50%, 9/15/23                                                      73,177              77,504
6.50%, 11/15/23                                                     12,371              13,102
6.50%, 12/15/23                                                     53,086              56,224
6.50%, 12/15/23                                                     11,529              12,211
6.50%, 2/15/24                                                      20,379              21,563
6.50%, 3/15/24                                                     183,033             193,658
7.00%, 3/15/24                                                     533,842             570,009
7.00%, 5/15/24                                                      64,424              68,788
6.50%, 6/15/24                                                     226,572             239,725
8.00%, 11/15/26                                                     36,606              39,830
8.00%, 12/15/26                                                    599,752             652,574
7.00%, 12/15/29                                                    397,051             422,507
4.75%, 1/16/30                                                     500,000             508,550
4.36%, 2/16/30                                                     482,943             487,003
6.00%, 5/15/31                                                       6,531               6,781
6.50%, 5/15/31                                                      62,673              66,033
6.50%, 7/15/31                                                      24,474              25,785
6.50%, 8/15/31                                                       8,187               8,626
6.00%, 9/20/31                                                      87,925              91,171
6.50%, 11/15/31                                                     12,696              13,376
6.00%, 2/15/32                                                      93,702              97,228
6.50%, 4/15/32                                                      28,170              29,680
7.00%, 4/15/32                                                      83,523              88,768
6.00%, 6/15/32                                                     133,679             138,711
7.00%, 7/15/32                                                      22,413              23,820
7.50%, 7/15/32                                                     141,147             151,586
5.00%, 7/20/32                                                     885,000             893,512

                                                                 SHARES
                                                                   OR
                                                                PRINCIPAL
                                                                  AMOUNT            VALUE
                                                                ---------       --------------

6.00%, 8/15/32                                                     134,635             139,702
7.00%, 8/15/32                                                      26,715              28,393
6.50%, 9/15/32                                                      99,683             105,026
6.00%, 10/20/32                                                    234,124             242,643
6.00%, 1/15/33                                                     426,366             442,468
6.00%, 3/15/33                                                     172,358             178,748
6.00%, 4/15/33                                                     104,202             108,065
5.00%, 8/15/33                                                     716,781             718,328
5.00%, 8/15/33                                                     664,006             665,440
5.00%, 8/15/33                                                     235,615             236,124
5.00%, 8/15/33                                                     232,136             232,637
5.00%, 8/15/33                                                     935,662             937,682
5.00%, 8/15/33                                                     221,643             222,122
5.00%, 1/15/34                                                   4,835,608           4,841,554
4.93%, 11/16/44                                                    305,000             311,241
                                                                                       -------
                                                                                    16,389,030
                                                                                    ----------

NEW VALLEY GENERATION IV  (0.1%)

4.69%, 1/15/22                                                      97,478              97,851
                                                                                        ------
SMALL BUSINESS ADMINISTRATION  (1.0%)

9.80%, 7/1/08                                                       17,650              18,698
10.05%, 8/1/08                                                       2,815               2,997
10.05%, 4/1/09                                                       9,018               9,697
4.68%, 9/10/14                                                     600,000             598,581
4.88%, 11/1/24                                                     320,000             321,319
                                                                                       -------
                                                                                       951,292
                                                                                       -------

TENNESSEE VALLEY AUTHORITY  (0.6%)

6.25%, 12/15/17, Series E                                          500,000             563,763
                                                                                       -------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (COST $35,150,288)                         35,723,024
                                                                                    ----------

U.S. TREASURY BONDS  (6.1%)

8.13%, 5/15/21, (c)                                              2,200,000           3,041,585
6.25%, 8/15/23, (c)                                                400,000             468,297
5.50%, 8/15/28, (c)                                                610,000             660,230
5.25%, 11/15/28, (c)                                               500,000             524,063
6.13%, 8/15/29, (c)                                                170,000             199,591
5.38%, 2/15/31, (c)                                                735,000             794,776
                                                                                       -------
TOTAL U.S. TREASURY BONDS (COST $5,268,671)                                          5,688,542
                                                                                     ---------

U.S. TREASURY INFLATION PROTECTION BONDS  (1.2%)

2.00%, 7/15/14, (c)                                              1,100,000           1,149,361
                                                                                     ---------
TOTAL U.S. TREASURY INFLATION PROTECTION BONDS (COST $1,109,908)                     1,149,361
                                                                                     ---------

U.S. TREASURY NOTES  (0.4%)

4.00%, 11/15/12, (c)                                               348,000             347,415
                                                                                       -------
TOTAL U.S. TREASURY NOTES (COST $348,379)                                              347,415
                                                                                       -------

INVESTMENT COMPANIES  (0.7%)

Wells Fargo Prime Investment Money                                 692,606             692,606
Market Fund, Investor Class                                                            -------

TOTAL INVESTMENT COMPANIES (COST $692,606)                                             692,606
                                                                                       -------


                                                                 SHARES
                                                                   OR
                                                                PRINCIPAL
                                                                  AMOUNT            VALUE
                                                                ---------       --------------

INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN  (9.2%)

Morgan Stanley Repurchase Agreement                              8,542,291           8,542,291
(see notes to Schedule of Investments for                                            ---------
collateral information), 2.36%, 1/3/05

TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (COST $8,542,291)         8,542,291
                                                                                     ---------

TOTAL INVESTMENTS (COST $101,349,861) (a)   -   110.5%                          $  102,928,737
                                                                                   ===========

------------

Percentages indicated are based on net assets of $93,129,046.

(a) See notes to Schedule of Investments for tax basis unrealized appreciation (depreciation) of securities.
(b) Variable rate security. The rate reflected in the Schedule of Investments is the rate in effect on December 31, 2004. The maturity date represents the actual maturity date.
(c)      All or part of this security has been loaned as of December 31, 2004.
(d) Rule 144A, Section 4(2) or other security, which is restricted as to resale to qualified purchasers.

MTN - Medium Term Note

See notes to schedule of investments.

TAMARACK TAX-FREE INCOME FUND
SCHEDULE OF INVESTMENTS
December 31, 2004
(Unaudited)

                                                                 SHARES
                                                                   OR
                                                                PRINCIPAL
                                                                  AMOUNT            VALUE
                                                                ---------       --------------

MUNICIPAL BONDS  (96.0%)
ARIZONA  (2.4%)

Maricopa County Unified School                                    $500,000      $      626,214
                                                                                       -------
District, 9.25%, 7/1/07

ARKANSAS  (5.8%)

Arkansas State College Savings, Series                           1,000,000             832,950
B, 0.00%, 6/1/10
Arkansas State University Revenue                                  700,000             704,095
Housing System, 4.75%, 3/1/29, (FGIC                                                   -------
Insured)                                                                             1,537,045
                                                                                     ---------

CALIFORNIA  (2.3%)

Santa Rosa Waste Water Revenue,                                    500,000             597,075
Series B, 6.00%, 9/1/15, (FGIC Insured)                                                -------

COLORADO  (6.1%)

State Educational & Cultural Facilities                            500,000             503,145
Authority Revenue, 3.75%, 6/1/14,
(XLCA Insured)
Weld County School District, 5.50%,                              1,000,000           1,116,510
12/1/19, (FSA Insured)                                                               ---------

                                                                                     1,619,655
                                                                                     ---------

CONNECTICUT  (4.4%)

Bridgeport, Series A, 6.00%, 7/15/14,                            1,000,000           1,167,470
(FGIC Insured)                                                                       ---------

FLORIDA  (5.2%)

Miami-Dade County Special Obligation,                              500,000             301,790
 0.00%, 10/1/15, (MBIA Insured)

State Board of Education, 5.00%,                                 1,000,000           1,080,900
6/1/19                                                                               ---------

                                                                                     1,382,690
                                                                                     ---------

ILLINOIS  (8.7%)

Chicago, Series B, 5.13%, 1/1/22,                                1,000,000           1,112,830
(AMBAC Insured)
Cook County Township High School                                 1,000,000           1,174,560
District, 5.50%, 12/1/19                                                             ---------

                                                                                     2,287,390
                                                                                     ---------

INDIANA  (1.0%)

Kokomo Center School Building Corp.,                               250,000             276,713
6.75%, 7/15/07, (AMBAC Insured)                                                        -------

MASSACHUSETTS  (15.2%)

Foxborough Stadium Project, 6.00%,                               1,000,000           1,151,210
6/1/14
Framingham County, 6.00%, 3/1/15                                   500,000             571,300
State Construction Loan, Series E,                               1,000,000           1,125,980
5.38%, 1/1/17
State Health & Education Facilities                              1,000,000           1,139,450
Authority (Partners Healthcare), Series C,                                           ---------
5.75%, 7/1/12

                                                                                     3,987,940
                                                                                     ---------

                                                                 SHARES
                                                                   OR
                                                                PRINCIPAL
                                                                  AMOUNT            VALUE
                                                                ---------       --------------

MICHIGAN  (13.9%)

Hartland School District Construction,                           1,000,000           1,153,420
6.00%, 5/1/20, (Q-SBLF Insured)
Howell Public Schools, 5.25%, 5/1/15,                              750,000             822,488
(Q-SBLF Insured)
Jackson Public Schools, 6.00%, 5/1/13,                             500,000             576,710
(FGIC & Q-SBLF Insured)
State Building Authority, Series III,                            1,000,000           1,111,540
5.38%, 10/15/16                                                                      ---------

                                                                                     3,664,158
                                                                                     ---------

NEW HAMPSHIRE  (2.0%)

Higher Education & Health Facility                                 500,000             526,210
(Franklin Pierce Law Center), 5.50%,                                                   -------
7/1/18

NEW YORK  (3.3%)

New York City Transitional Finance                                 785,000             871,091
Prerefunded Future, Series B, 5.50%,                                                   -------
2/1/16

TEXAS  (17.3%)

Frisco Independent School District,                              1,000,000           1,171,019
6.50%, 8/15/15, (PSF-Gtd Insured)
Plano Independent School District,                               1,000,000           1,100,580
5.38%, 2/15/16, (PSF-Gtd Insured)
San Antonio Electric & Gas, 5.38%,                               1,000,000           1,135,240
2/1/15
San Antonio Electric & Gas, 5.75%,                                 500,000             567,260
2/1/15
University of Texas Revenue, Series B,                             500,000             571,615
5.25%, 8/15/19                                                                         -------

                                                                                     4,545,714
                                                                                     ---------

WASHINGTON  (8.4%)

Seattle Municipal Light & Power,                                 1,000,000           1,105,710
5.63%, 12/1/16
Seattle Water Systems, 5.75%, 7/1/23,                            1,000,000           1,117,180
(FGIC Insured)                                                                       ---------

                                                                                     2,222,890
                                                                                     ---------

TOTAL MUNICIPAL BONDS (COST $23,288,034)                                            25,312,255
                                                                                    ----------

INVESTMENT COMPANIES  (2.8%)

Wells Fargo National Tax-Free Money                                750,697             750,697
Market Fund, Investor Class                                                            -------


TOTAL INVESTMENT COMPANIES (COST $750,697)                                             750,697
                                                                                       -------


TOTAL INVESTMENTS (COST $24,038,731) (a)   -   98.8%                            $   26,062,952
                                                                                    ==========

------------

Percentages indicated are based on net assets of $26,367,331.

(a) See notes to schedule of investments for unrealized appreciation (depreciation) of securities.

AMBAC - Ambac Assurance Corporation
FGIC - Financial Guaranty Insurance
FSA - Financial Security Assurance Inc.
MBIA - MBIA Insurance Corporation
PSF-Gtd - Permanent School Fund Guaranteed
Q-SBLF - Qualified SchoolBoard Loan Fund
XLCA - XL Capital Insurance

See notes to schedule of investments.

TAMARACK NORTH CAROLINA TAX-FREE BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2004
(Unaudited)

                                                                 SHARES
                                                                   OR
                                                                PRINCIPAL
                                                                  AMOUNT            VALUE
                                                                ---------       --------------

NORTH CAROLINA MUNICIPAL OBLIGATIONS  (96.7%)

Cabarrus County GO, 5.30%, 2/1/08,                                $335,000      $     357,224
Callable 2/1/07@100.5, (MBIA Insured)

Catawba County Memorial Hospital                                   500,000            533,605
Project Revenue, 4.40%, 10/1/08,
(AMBAC Insured)
Centennial Authority Hotel Tax                                     300,000            311,505
Revenue, Arena Project, 4.65%, 9/1/06,
(FSA Insured)
Charlotte Water & Sewer System                                     250,000            266,140
Revenue, Series A, 4.38%, 7/1/15
Charlotte-Mecklenburg Health Care                                  500,000            530,040
Systems Revenue, Series A, 4.90%,
1/15/10, Callable 1/15/07@102
Cumberland County Hospital Facilities                              500,000            546,405
Revenue, 5.25%, 10/1/10, Callable
10/1/09@101
Fayetteville Public Works Commission                               300,000            307,515
Revenue, Series A, 5.25%, 3/1/08,
Callable 3/1/05@102, (AMBAC
Insured)
Gastonia GO, 3.40%, 4/1/11                                         265,000            270,687
Lincoln County GO, 4.70%, 6/1/17,                                  250,000            264,815
Callable 6/1/12@101, (FGIC Insured)
North Carolina Housing Finance Agency                              415,000            415,026
 Home Ownership Revenue, Series A1,
4.75%, 1/1/05, AMT
North Carolina Housing Finance Agency                              235,000            242,748
 Home Ownership Revenue, Series 4A,
4.45%, 7/1/07, AMT
North Carolina Housing Finance Agency                              220,000            230,575
 Home Ownership Revenue, Series 13A,
4.95%, 7/1/14, Callable 7/1/11@100,
AMT
North Carolina Infrastructure CP, 5.00%,                           500,000            548,685
 2/1/11
North Carolina Medical Care                                        525,000            571,388
Community Hospital Revenue, 5.75%,
6/1/13, Callable 6/1/09@102
Pitt County Memorial Hospital                                      250,000            266,188
Revenue, 5.38%, 12/1/10, Callable
12/1/05@102, Escrowed to Maturity
Union County GO School, 4.75%,                                     250,000            270,275
3/1/13, Callable 3/1/11@101                                                           -------

TOTAL NORTH CAROLINA MUNICIPAL OBLIGATIONS (COST $5,666,734)                        5,932,821
                                                                                    ---------

                                                                 SHARES
                                                                   OR
                                                                PRINCIPAL
                                                                  AMOUNT            VALUE
                                                                ---------       --------------

INVESTMENT COMPANIES  (16.5%)

Wells Fargo National Tax-Free Money                              1,012,044          1,012,044
Market Fund, Investor Class                                                         ---------

TOTAL INVESTMENT COMPANIES (COST $1,012,044)                                        1,012,044
                                                                                    ---------


TOTAL INVESTMENTS (COST $6,678,778) (a)   -   113.2%                            $   6,944,865
                                                                                    =========

------------

Percentages indicated are based on net assets of $6,133,543.

(a) See notes to schedule of investments for tax basis unrealized appreciation (depreciation) of securities.

AMBAC -- AMBAC Indemnity Corp.
AMT - Alternative Minimum Tax
CP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Corp.
FSA -- Financial Security Assurance
GO -- General Obligation
MBIA -- MBIA, Inc.

See notes to schedule of investments.

TAMARACK PRIME MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
December 31, 2004
(Unaudited)

                                                                 SHARES
                                                                   OR
                                                                PRINCIPAL
                                                                  AMOUNT            VALUE
                                                                ---------       --------------

COMMERCIAL PAPER  (60.3%)
ASSET BACKED  (23.6%)

Amsterdam Funding Corp., 2.20%,                               $ 75,000,000      $   74,885,417
1/26/05
Amsterdam Funding Corp., 2.27%,                                 38,000,000          37,926,048
2/1/05
Amsterdam Funding Corp., 2.33%,                                 68,000,000          67,850,362
2/4/05
Amsterdam Funding Corp., 2.30%,                                 60,000,000          59,816,800
2/18/05
Barton Capital Corp., 2.33%, 1/7/05                             11,000,000          10,995,728
Barton Capital Corp., 2.22%, 2/8/05                             70,389,000          70,224,798
Barton Capital Corp., 2.23%, 2/9/05                             30,000,000          29,927,850
CXC, Inc., 2.14%, 1/14/05                                       50,000,000          49,961,542
CXC, Inc., 2.45%, 3/17/05                                      100,000,000          99,493,749
Delaware Funding Corp., 2.28%,                                  65,000,000          64,950,817
1/13/05
Delaware Funding Corp., 2.35%,                                  50,197,000          50,075,760
2/7/05
Edison Asset Securitization, 2.10%,                             70,000,000          69,861,828
2/4/05
Edison Asset Securitization, 2.35%,                             67,000,000          66,804,025
2/15/05
Edison Asset Securitization, 2.37%,                             59,079,000          58,846,623
3/2/05
Falcon Asset Securitization, 2.28%,                             33,000,000          32,975,030
1/13/05
Falcon Asset Securitization, 2.01%,                             55,000,000          54,948,056
1/18/05
Falcon Asset Securitization, 2.45%,                             68,993,000          68,653,037
3/15/05
Liberty Street Funding, 2.30%,                                  25,000,000          24,963,264
1/24/05
Nieuw Amsterdam Receivables Corp.,                              90,000,000          89,877,600
2.05%, 1/25/05
Park Avenue Industries, Inc., 2.34%,                            51,034,000          51,017,414
1/6/05
Preferred Receivables Funding Corp.,                            50,000,000          49,924,667
2.27%, 1/25/05
Preferred Receivables Funding Corp.,                            78,000,000          77,710,967
2.31%, 2/28/05
Ranger Funding Co. LLC, 2.26%,                                  35,695,000          35,665,998
1/14/05
Ranger Funding Co. LLC, 2.20%,                                  58,179,000          58,048,049
2/7/05
Ranger Funding Co. LLC, 2.35%,                                  50,000,000          49,767,000
3/14/05
Sheffield Funding, 2.06%, 1/26/05                               55,000,000          54,921,701
Sheffield Funding, 2.34%, 3/2/05                                52,544,000          52,340,830
Sheffield Funding, 2.41%, 3/10/05                               77,062,000          76,712,652

                                                                 SHARES
                                                                   OR
                                                                PRINCIPAL
                                                                  AMOUNT            VALUE
                                                                ---------       --------------

Triple A One, 2.30%, 1/11/05                                     5,000,000           4,996,806
Variable Funding Corp., 2.21%,                                  55,000,000          54,942,861
1/18/05
Variable Funding Corp., 2.20%,                                 100,000,000          99,890,499
1/19/05
Windmill Funding Corp., 2.33%,                                  75,000,000          74,970,875
1/7/05
Windmill Funding Corp., 2.24%,                                  50,000,000          49,879,208
2/9/05
Windmill Funding Corp., 2.44%,                                  63,000,000          62,661,200
3/22/05                                                                             ----------

                                                                                 1,936,489,061
                                                                                 -------------

BANKS - CANADA  (0.9%)

Scotiabank, Inc., 2.22%, 2/10/05                                75,000,000          74,815,833
                                                                                    ----------
BANKS - FOREIGN  (11.0%)

ABN-AMRO, 2.32%, 3/3/05                                         65,000,000          64,744,478
Barclays Bank PLC, 2.36%, 3/3/05                                75,000,000          74,701,354
Barclays U.S. Funding, 2.29%,                                   85,000,000          84,720,681
2/22/05
Dexia Delaware LLC, 2.25%, 1/10/05                             100,000,000          99,943,750
Dexia Delaware LLC, 2.23%, 1/31/05                              50,000,000          49,907,083
HBOS Treasury Services, 2.22%,                                 100,000,000          99,748,306
2/11/05
ING Funding LLC, 2.21%, 1/20/05                                 35,000,000          34,959,361
ING Funding LLC, 2.22%, 1/21/05                                 40,000,000          39,950,889
ING Funding LLC, 2.05%, 2/17/05                                 30,050,000          29,969,967
Lloyds TSB Bank PLC, 2.26%,                                     16,000,000          15,986,942
1/14/05
Northern Rock PLC, 2.15%, 1/27/05                               50,000,000          49,922,722
Societe Generale North America, 2.40%,                          81,000,000          80,640,461
3/9/05
UBS Finance, 2.23%, 1/3/05                                     100,000,000          99,987,611
Westdeutsche Landesbank, 2.26%,                                 75,000,000          74,779,688
2/17/05                                                                             ----------

                                                                                   899,963,293
                                                                                   -----------

CONGLOMERATES  (1.5%)

Dover Corp., 2.32%, 1/11/05                                     56,000,000          55,963,911
Fotune Brands, 2.08%, 1/25/05                                   40,000,000          39,944,533
Fotune Brands, 2.11%, 1/26/05                                   30,000,000          29,956,250
                                                                                    ----------
                                                                                   125,864,694
                                                                                   -----------

FINANCE - AUTOMOTIVE  (2.8%)

American Honda Finance Corp., 2.20%,                            32,000,000          31,980,533
1/11/05
Toyota Motor Credit Corp., 2.05%,                               75,000,000          74,889,500
1/27/05
Toyota Motor Credit Corp., 2.30%,                               80,000,000          79,755,734
2/18/05
Toyota Motor Credit Corp., 2.41%,                               45,000,000          44,778,000
3/16/05                                                                             ----------

                                                                                   231,403,767
                                                                                   -----------

FINANCE - DIVERSIFIED  (10.8%)

American Express Credit Corp., 2.63%,                           42,000,000          41,976,270
1/10/05
Bank of America Corp., 2.09%,                                  100,000,000          99,844,000
1/28/05
Citicorp, Inc., 2.06%, 1/24/05                                 100,000,000          99,869,028
Citicorp, Inc., 2.00%, 2/1/05                                   30,000,000          29,948,592
General Electric Capital Corp., 2.09%,                          90,000,000          89,622,225
3/15/05

                                                                 SHARES
                                                                   OR
                                                                PRINCIPAL
                                                                  AMOUNT            VALUE
                                                                ---------       --------------

Goldman Sachs Group, 2.33%, 1/6/05                             100,000,000          99,967,638
Goldman Sachs Group, 2.26%,                                      7,000,000           6,988,625
1/27/05
Goldman Sachs Group, 2.34%, 2/4/05                              11,000,000          10,975,794
Household Finance Corp., 2.25%,                                 45,000,000          44,969,200
1/12/05
Household Finance Corp., 2.08%,                                 60,000,000          59,931,000
1/21/05
International Lease Finance, 2.23%,                            100,000,000          99,882,833
1/20/05
Marshall & Ilsley, 2.23%, 2/10/05                               48,350,000          48,230,737
Morgan Stanley, 2.33%, 1/5/05, (b)                              80,000,000          80,000,000
Morgan Stanley, 2.39%, 2/17/05, (b)                             80,000,000          80,000,000
                                                                                    ----------
                                                                                   892,205,942
                                                                                   -----------

FOOD & BEVERAGE  (1.8%)

Anheuser Busch, 2.39%, 3/14/05                                  38,570,000          38,386,407
Coca-Cola Co., 2.21%, 1/12/05                                   58,000,000          57,960,833
Nestle Capital Corp., 2.27%, 1/13/05                            50,000,000          49,962,167
                                                                                    ----------
                                                                                   146,309,407
                                                                                   -----------

GOVERNMENT - DOMESTIC  (0.5%)

Private Export Funding Corp., 2.10%,                            45,000,000          44,755,875
4/4/05                                                                              ----------

HEALTHCARE  (0.9%)

Medtronic, Inc., 2.27%, 1/6/05                                  22,400,000          22,392,938
Pfizer, Inc., 2.08%, 4/1/05                                     54,020,000          53,739,096
                                                                                    ----------
                                                                                    76,132,034
                                                                                    ----------

HOUSEHOLD PRODUCTS  (1.5%)

Proctor & Gamble Co., 2.15%, 2/3/05                             58,000,000          57,886,223
Proctor & Gamble Co., 2.36%, 3/8/05                             66,000,000          65,715,650
                                                                                    ----------
                                                                                   123,601,873
                                                                                   -----------

INSURANCE  (2.0%)

American Insurance Group, 2.26%,                                80,000,000          79,944,756
1/12/05
American Insurance Group, 2.42%,                                86,000,000          85,575,733
3/16/05                                                                             ----------

                                                                                   165,520,489
                                                                                   -----------

MANUFACTURING  (0.7%)

PACCAR Financial Corp., 2.21%,                                  35,000,000          34,914,445
2/10/05
PACCAR Financial Corp., 2.38%,                                  21,400,000          21,314,061
3/3/05                                                                              ----------

                                                                                    56,228,506
                                                                                    ----------

TRANSPORTATION  (2.3%)

Network Rail Finance PLC, 2.08%,                                65,000,000          64,883,578
2/1/05
Network Rail Finance PLC, 2.23%,                                50,000,000          49,864,333
2/14/05
Network Rail Finance PLC, 2.23%,                                75,000,000          74,791,875
2/15/05                                                                             ----------

                                                                                   189,539,786
                                                                                   -----------

TOTAL COMMERCIAL PAPER                                                           4,962,830,560
                                                                                 -------------

CERTIFICATES OF DEPOSIT  (27.5%)
BANKS - CANADA  (4.9%)

Bank of Montreal, 2.00%, 1/21/05                                50,000,000          50,000,000
Canadian Imperial Bank, 2.37%,                                  30,000,000          29,999,955
1/24/05, (b)

                                                                 SHARES
                                                                   OR
                                                                PRINCIPAL
                                                                  AMOUNT            VALUE
                                                                ---------       --------------

Canadian Imperial Bank, 2.38%,                                 100,000,000         100,000,000
2/23/05
Canadian Imperial Bank, 2.38%,                                  70,000,000          70,000,000
3/10/05
Toronto Dominion Bank, 2.28%,                                   50,000,000          50,000,000
2/24/05
Toronto Dominion Bank, 2.45%,                                  100,000,000         100,000,000
3/29/05                                                                            -----------

                                                                                   399,999,955
                                                                                   -----------

BANKS - DOMESTIC  (14.2%)

Amsouth Bank, NA, 2.17%, 10/28/05,                             100,000,000         100,057,512
(b)
Bank of New York, 2.34%, 5/20/05,                               30,000,000          29,997,488
(b)
Fifth Third Bank, 2.37%, 12/9/05, (b)                           75,000,000          74,973,927
First Tennessee Bank, 2.34%, 2/3/05                            100,000,000         100,000,000
First Tennessee Bank, 2.24%, 2/16/05                           100,000,000         100,000,000
Marshall & Ilsley, 5.21%, 12/15/05                              59,000,000          60,256,671
Regions Bank, 2.20%, 2/15/05                                    30,000,000          30,000,000
Regions Bank, 2.11%, 3/18/05                                    50,000,000          50,000,000
Suntrust Bank, 2.10%, 2/7/05                                    50,000,000          50,000,000
Suntrust Bank, 2.02%, 10/3/05, (b)                              85,000,000          85,026,089
US Bancorp, 2.44%, 3/11/05, (b)                                 95,000,000          95,005,271
Washington Mutual Bank, 2.43%,                                 100,000,000         100,000,000
3/14/05
Washington Mutual Bank, 2.44%,                                 100,000,000         100,000,000
3/18/05
Wells Fargo Bank, 2.37%, 7/15/05,                               50,000,000          50,000,000
(b)
World Savings Bank, 2.21%, 2/14/05                              75,000,000          74,998,177
World Savings Bank, 2.35%, 3/8/05                               70,000,000          69,997,449
                                                                                    ----------
                                                                                 1,170,312,584
                                                                                 -------------

BANKS - FOREIGN  (8.4%)

ABN-AMRO, 2.43%, 3/29/05                                        65,000,000          65,000,000
BNP Paribas, 2.27%, 2/22/05                                     75,000,000          75,000,000
BNP Paribas, 2.07%, 3/7/05                                      85,000,000          85,000,000
Credit Suisse First Boston, 2.12%,                             100,000,000         100,000,000
2/2/05
HBOS Treasury Services, 2.17%,                                  50,000,000          50,001,333
4/8/05
Lloyds TSB Bank PLC, 2.33%,                                     65,000,000          65,000,000
3/1/05
Lloyds TSB Bank PLC, 2.09%,                                    100,000,000          99,999,999
3/21/05
Royal Bank of Scotland, 2.31%,                                  85,000,000          85,000,000
2/25/05
Societe Generale North America, 2.34%,                          70,000,000          69,988,071
6/20/05, (b)                                                                        ----------

                                                                                   694,989,403
                                                                                   -----------

TOTAL CERTIFICATES OF DEPOSIT                                                    2,265,301,942
                                                                                 -------------

CORPORATE BONDS  (7.0%)
FINANCE - DIVERSIFIED  (3.9%)

American Express Credit Corp., 2.41%,                           50,000,000          50,013,665
6/15/05, (b)
American Express Credit Corp., 2.41%,                           25,000,000          25,005,813
7/14/05, (b)

                                                                 SHARES
                                                                   OR
                                                                PRINCIPAL
                                                                  AMOUNT            VALUE
                                                                ---------       --------------

American Express Credit Corp., 2.44%,                           70,000,000          70,000,000
6/20/08, (b)
Merrill Lynch & Co., 2.71%, 1/14/05,                            50,000,000          50,006,007
(b)
Merrill Lynch & Co., 2.36%, 2/17/05,                            70,000,000          70,000,000
(b)
Merrill Lynch & Co., 2.21%, 7/11/05,                            12,900,000          12,908,904
(b)
Merrill Lynch & Co., 2.26%, 11/4/05,                            12,500,000          12,506,585
(b)
Morgan Stanley, 2.40%, 1/13/06, (b)                             40,000,000          40,000,000
                                                                                    ----------
                                                                                   330,440,974
                                                                                   -----------

HOUSEHOLD PRODUCTS  (0.6%)

Proctor & Gamble Co., 2.42%, 9/2/05,                            50,000,000          50,000,000
(b)                                                                                 ----------

INFORMATION TECHNOLOGY  (1.0%)

IBM Corp., 2.34%, 2/8/06, (b)                                   80,000,000          80,000,000
                                                                                    ----------
MANUFACTURING  (0.5%)

PACCAR Financial Corp., 2.02%,                                  40,000,000          39,996,480
10/20/05, (b)                                                                       ----------

PHARMACEUTICALS  (1.0%)

Pfizer, Inc., 2.30%, 12/7/05, (b)                               80,000,000          79,999,447
                                                                                    ----------
TOTAL CORPORATE BONDS                                                              580,436,901
                                                                                   -----------

U.S. GOVERNMENT AGENCY OBLIGATIONS  (5.3%)
FEDERAL HOME LOAN BANK  (3.1%)

2.34%, 2/25/05, (b)                                             90,000,000          89,996,908
1.47%, 2/28/05                                                  45,000,000          45,000,000
1.50%, 3/1/05                                                   40,000,000          40,000,000
1.55%, 5/6/05                                                   80,000,000          80,000,000
                                                                                    ----------
                                                                                   254,996,908
                                                                                   -----------

FEDERAL HOME LOAN MORTGAGE CORPORATION  (0.6%)

2.48%, 3/29/05                                                  50,000,000          49,702,750
                                                                                    ----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION  (1.6%)

2.19%, 1/24/05, (c)                                             50,000,000          49,930,361
1.81%, 5/27/05                                                  80,450,000          80,450,000
                                                                                    ----------
                                                                                   130,380,361
                                                                                   -----------

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                                           435,080,019
                                                                                   -----------

INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN  (0.6%)

Morgan Stanley Repurchase Agreement                             50,834,891          50,834,891
  (see notes to Schedule of Investments for                                         ----------
  collateral information), 2.36%, 1/3/05

TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN                          50,834,891
                                                                                    ----------

INVESTMENT COMPANIES  (0.0%)
MONEY MARKET  (0.0%)

Wells Fargo Prime Investment Money                               1,148,010           1,148,010
Market Fund, Investor Class                                                          ---------

TOTAL INVESTMENT COMPANIES                                                           1,148,010
                                                                                     ---------

TOTAL INVESTMENTS (COST $8,295,632,323) (a)   -   100.7%                        $8,295,632,323
                                                                                 =============

------------

Percentages indicated are based on net assets of $8,237,138,617.

(a) See notes to schedule of investments for unrealized appreciation (depreciation) of securities.
(b) Variable rate security. The rate reflected in the schedule of investments is the rate in effect on December 31, 2004. The maturity date represents the actual maturity date.
(c)  All or part of this security has been loaned as of December 31, 2004.

See notes to schedule of investments.

TAMARACK U.S. GOVERNMENT MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
December 31, 2004
(Unaudited)

                                                                 SHARES
                                                                   OR
                                                                PRINCIPAL
                                                                  AMOUNT            VALUE
                                                                ---------       --------------

U.S. GOVERNMENT AGENCY OBLIGATIONS  (99.8%)
FEDERAL FARM CREDIT BANK  (0.8%)

1.13%, 3/15/05                                        $          7,250,000      $   7,235,294
                                                                                    ---------
FEDERAL HOME LOAN BANK  (42.5%)

2.14%, 1/7/05                                                   29,000,000         28,989,125
2.14%, 1/21/05                                                  12,000,000         11,986,833
2.18%, 2/9/05                                                   25,000,000         24,941,365
1.80%, 2/11/05                                                  16,000,000         15,960,822
3.95%, 2/14/05                                                   5,000,000          5,011,033
4.00%, 2/15/05                                                   5,720,000          5,733,648
7.13%, 2/15/05                                                  21,245,000         21,374,976
2.21%, 2/18/05                                                  40,000,000         39,882,668
1.40%, 2/25/05                                                   5,000,000          4,994,834
2.34%, 2/25/05, (b)                                             10,000,000          9,999,656
1.47%, 2/28/05                                                  15,000,000         15,000,000
2.30%, 3/9/05                                                   34,000,000         33,854,461
1.45%, 3/11/05                                                   5,000,000          4,994,102
1.38%, 3/28/05                                                  20,000,000         19,951,391
1.45%, 4/4/05                                                   35,890,000         35,828,460
2.09%, 4/13/05                                                  20,000,000         19,882,700
4.63%, 4/15/05                                                   9,820,000          9,890,054
1.99%, 4/19/05, (b)                                             28,600,000         28,597,109
2.34%, 4/25/05, (b)                                             35,000,000         34,998,888
1.55%, 5/4/05                                                   20,000,000         20,000,000
                                                                                   ----------
                                                                                  391,872,125
                                                                                  -----------

FEDERAL HOME LOAN MORTGAGE CORPORATION  (32.1%)

2.25%, 1/4/05                                                   13,000,000         12,997,563
2.25%, 1/10/05                                                   9,000,000          8,994,938
2.26%, 1/11/05                                                  38,000,000         37,976,144
2.10%, 1/18/05                                                   6,000,000          5,994,050
2.10%, 1/19/05                                                  39,730,000         39,688,283
2.22%, 1/26/05                                                   6,500,000          6,489,934
2.25%, 1/28/05                                                  18,000,000         17,969,760
2.25%, 2/1/05                                                   28,256,000         28,204,052
1.85%, 2/8/05                                                   34,800,000         34,725,313
1.86%, 2/22/05                                                  20,000,000         19,934,422
2.35%, 3/4/05                                                   22,000,000         21,910,582
2.33%, 3/8/05                                                   38,000,000         37,838,373
2.43%, 3/22/05                                                  23,000,000         22,876,567
1.75%, 5/15/05                                                     812,000            811,046
                                                                                      -------
                                                                                  296,411,027
                                                                                  -----------

FEDERAL NATIONAL MORTGAGE ASSOCIATION  (24.4%)

2.18%, 1/10/05                                                  18,000,000         17,990,190
2.16%, 1/18/05                                                  20,000,000         19,979,694
2.19%, 1/24/05, (c)                                             40,000,000         39,943,267
2.09%, 1/26/05                                                  45,000,000         44,935,175
2.30%, 2/7/05                                                   42,000,000         41,901,148
7.13%, 2/15/05                                                   5,459,000          5,492,543
2.22%, 2/16/05                                                  40,000,000         39,887,044
2.31%, 3/2/05                                                   10,000,000          9,961,667
1.81%, 5/27/05                                                   5,000,000          5,000,000
                                                                                    ---------
                                                                                  225,090,728
                                                                                  -----------

                                                                 SHARES
                                                                   OR
                                                                PRINCIPAL
                                                                  AMOUNT            VALUE
                                                                ---------       --------------

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                                          920,609,174
                                                                                  -----------

INVESTMENT COMPANIES  (0.2%)

Wells Fargo Government Institutional                             1,629,678          1,629,678
Money Market Fund                                                                   ---------


TOTAL INVESTMENT COMPANIES                                                          1,629,678

TOTAL INVESTMENTS (COST $922,238,852) (a)   -   100.0%                          $ 922,238,852
                                                                                  ===========

------------

Percentages indicated are based on net assets of $922,178,042.

(a) See notes to schedule of investments for unrealized appreciation (depreciation) of securities.
(b) Variable rate security. The rate reflected in the Schedule of Investments is the rate in effect on December 31, 2004. The maturity date represents the actual maturity date.

See notes to schedule of investments.

TAMARACK TAX-FREE MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
December 31, 2004
(Unaudited)

                                                                 SHARES
                                                                   OR
                                                                PRINCIPAL
                                                                  AMOUNT            VALUE
                                                                ---------       --------------

MUNICIPAL BONDS  (92.3%)
ALABAMA  (1.7%)

City of Birmingham, 2.00%, 10/1/15,                          $   2,400,000      $   2,400,000
(AMBAC Insured) (b)
Mobile GO, 0.00%, 2/15/05, (MBIA                                 2,050,000          2,047,458
Insured)
Mobile Industrial Development Board                              5,200,000          5,200,000
Dock & Wharf Revenue, 1.96%, 6/1/32,
(LOC Bayerische Landesbank) (b)
Mobile Industrial Development Board                              3,265,000          3,265,000
Dock & Wharf Revenue, 1.98%, 6/1/32,
(LOC Wachovia Bank) (b)
University of Alabama Revenue, 1.94%,                            2,345,000          2,345,000
9/1/31, (AMBAC Insured) (b)                                                         ---------

                                                                                   15,257,458
                                                                                   ----------

ALASKA  (0.6%)

North Slope Boro, 0.00%, 6/30/05,                                5,100,000          5,059,253
(FSA Insured)
Valdez Marine Terminal Revenue,                                    600,000            600,000
2.13%, 10/1/25, (Obligor Exxon Mobil                                                  -------
Corp.) (b)

                                                                                    5,659,253
                                                                                    ---------

ARIZONA  (2.1%)

Apache County IDR, 2.00%, 12/15/18,                             11,600,000         11,600,000
(LOC Credit Suisse First Boston) (b)
Glendale Arizona IDR, 1.99%, 12/1/14,                            1,110,000          1,110,000
(LOC Wells Fargo Bank) (b)
Phoenix IDA, 1.95%, 10/1/29, (FHLMC                              3,000,000          3,000,000
 Insured) (b)
Phoenix IDA, 2.22%, 1/1/31, (LOC                                 3,600,000          3,600,000
Wells Fargo) (b)                                                                    ---------

                                                                                   19,310,000
                                                                                   ----------

CALIFORNIA  (7.2%)

City of Irvine Ranch Water District,                               800,000            800,000
2.10%, 8/1/16, (LOC Landesbank) (b)
Los Angeles Unified School District                             10,400,000         10,400,000
(Belmont Learning Complex), 1.95%,
12/1/17, (LOC Bank of New York) (b)
Orange County Apartment Development                             15,500,000         15,499,999
Revenue (Bear Brand Apartments), 1.94%,
 11/1/07, (LOC Freddie Mac) (b)
Orange County Development Revenue                               11,700,000         11,700,000
(Seaside Meadow), 1.94%, 8/1/08, (LOC
Freddie Mac) (b)
Southern California Public Power,                                7,500,000          7,500,000
1.94%, 7/1/17, (AMBAC Insured) (b)
Stanislaus Waste-To-Energy Financing                             1,800,000          1,800,000
Agency, 2.00%, 1/1/10, (MBIA Insured)
(b)

                                                                 SHARES
                                                                   OR
                                                                PRINCIPAL
                                                                  AMOUNT            VALUE
                                                                ---------       --------------

State GO, 2.10%, 5/1/33, (LOC                                    1,200,000          1,200,000
Westdeutsche Landesbank) (b)
State GO, 2.13%, 5/1/34, (LOC                                      100,000            100,000
Citibank) (b)
Statewide Communities Development                               15,000,000         15,000,000
Authority Events (Motion Picture & TV),
 1.95%, 3/1/31, (LOC BNP Paribas) (b)
Statewide IDA, 1.94%, 8/15/32,                                   1,700,000          1,700,000
(AMBAC Insured) (b)                                                                 ---------

                                                                                   65,699,999
                                                                                   ----------

COLORADO  (4.1%)

Adams County IDR, 1.98%, 11/1/08,                                3,400,000          3,400,000
(LOC Citigroup) (b)
Aurora Centretech Metropolitan District,                         1,000,000          1,000,000
2.30%, 12/1/28, (LOC BNP Paribas) (b)
Colorado Springs Revenue (Pikes Peak                             1,430,000          1,430,000
Mental Health), 1.99%, 3/15/23, (LOC
Wells Fargo Bank) (b)
Crystal Valley Metropolitan District,                            1,940,000          1,940,000
1.99%, 10/1/34, (LOC Wells Fargo Bank)
 (b)
Douglas County MFHR (Autumn                                      3,900,000          3,900,000
Chase), 2.00%, 12/1/29, (LOC Freddie
Mac) (b)
Interstate South Metropolitan District,                          2,920,000          2,920,000
1.95%, 11/1/13, (LOC BNP Paribas) (b)
Jefferson County Revenue, 1.99%,                                 1,120,000          1,120,000
6/1/10, (LOC Wells Fargo Bank) (b)
NBC Metropolitan District, 2.09%,                                2,310,000          2,310,000
12/1/30, (LOC U.S. Bank) (b)
Pinery West Metropolitan District,                               7,400,000          7,400,000
1.95%, 11/1/32, (LOC U.S. Bank) (b)
State Educational & Cultural Facilites                             300,000            300,000
Authority (Regis Jesuit High School),
1.99%, 12/1/33, (LOC Wells Fargo Bank)
 (b)
State Educational & Cultural Facilities                          3,725,000          3,725,000
Authority (Denver Art Museum Project),
1.99%, 1/1/34, (LOC Wells Fargo Bank)
(b)
State Educational & Cultural Facilities                          1,505,000          1,505,000
Authority (Rocky Mountain Shambhala
Center), 1.99%, 1/1/21, (LOC Wells
Fargo Bank) (b)
State Health Facilities Authority                                1,250,000          1,250,000
Revenue (Arapahoe House Project),
2.06%, 4/1/24, (LOC Wells Fargo) (b)
State Health Facilities Authority                                2,047,000          2,047,000
Revenue (North Colorado Medical
Center), 1.94%, 5/15/20, (MBIA Insured)
(b)
State Health Facilities Authority                                  730,000            730,000
Revenue (The Visiting Nurse Corp.),
2.18%, 7/1/22, (LOC Wells Fargo Bank)
(b)
Willow Trace Metropolitan District,                              2,290,000          2,290,000
2.30%, 12/1/31, (LOC U.S. Bank) (b)                                                 ---------

                                                                                   37,267,000
                                                                                   ----------

                                                                 SHARES
                                                                   OR
                                                                PRINCIPAL
                                                                  AMOUNT            VALUE
                                                                ---------       --------------

DISTRICT OF COLUMBIA  (0.9%)

District Revenue Pooled Loan, 2.00%,                             4,145,000          4,145,000
1/1/29, (LOC Bank of America) (b)
Series D GO, 2.00%, 6/1/31, (MBIA                                4,400,000          4,400,000
Insured) (b)                                                                        ---------

                                                                                    8,545,000
                                                                                    ---------

FLORIDA  (5.3%)

Alachua County Health Facilities                                 5,300,000          5,300,000
Authority, 1.89%, 12/1/26, (MBIA
Insured) (b)
Collier County Health Facilities                                 6,100,000          6,100,000
Authority (The Moorings Inc.), 1.88%,
12/1/24, (LOC Wachovia Bank) (b)
Dade County Water & Sewer Systems                                3,600,000          3,600,000
Revenue, 1.86%, 10/5/22, (FGIC Insured)
 (b)
Jacksonville Health Facilities Authority                         4,025,000          4,025,000
Hospital Revenue, 1.85%, 8/15/19,
(MBIA Insured) (b)
Orange County School Board, 2.15%,                                 290,000            290,000
8/1/25, (AMBAC Insured) (b)
Palm Beach County Housing Finance                                3,500,000          3,500,000
Authority, 1.88%, 11/1/07, (LOC Credit
Suisse First Boston) (b)
Polk County School Board, 1.87%,                                 8,500,000          8,500,000
1/1/28, (FSA Insured) (b)
St. John's County IDA Health Care                                2,380,000          2,380,000
(Glenmore St. John's), 1.88%, 1/1/07,
(LOC LaSalle Bank) (b)
St. Johns County Housing Finance                                 4,000,000          4,000,000
Authority, 2.00%, 2/15/28, (LOC FNMA)
 (b)
State Housing Finance Agency, 1.89%,                             1,070,000          1,070,000
7/1/07, (LOC Freddie Mac) (b)
University of South Florida Foundation                           5,325,000          5,325,000
Certificate Participation, 1.92%, 10/1/33,
(LOC Wachovia Bank) (b)
West Orange Health District Revenue,                             5,000,000          5,000,000
1.95%, 2/1/22, (LOC Suntrust Bank) (b)                                              ---------

                                                                                   49,090,000
                                                                                   ----------

GEORGIA  (6.5%)

Clayton County MFHR (BS Partners),                               5,800,000          5,800,000
2.00%, 9/1/26, (LOC Fannie Mae) (b)
DeKalb County Development Authority                              1,000,000          1,000,000
Revenue, 1.98%, 6/1/20, (LOC Wachovia
 Bank) (b)
DeKalb County Housing Authority                                  6,475,000          6,475,000
Revenue, 2.00%, 1/1/34, (LOC FHLMC)
(b)
DeKalb Private Hospital Authority                                1,500,000          1,500,000
(Children's Health Care Project), 1.98%,
12/1/17, (LOC Suntrust Bank) (b)
DeKalb Private Hospital Authority                                2,100,000          2,100,000
(Children's Health Care Project), 1.98%,
12/1/28, (LOC Suntrust Bank) (b)
DeKalb Private Hospital Authority                                2,100,000          2,100,000
(Egleston Children's Hospital), 1.98%,
3/1/24, (LOC Suntrust Bank) (b)
Downtown Savannah Authority                                      6,000,000          6,000,000
Revenue, 1.98%, 10/1/07, (LOC
Wachovia Bank) (b)

                                                                 SHARES
                                                                   OR
                                                                PRINCIPAL
                                                                  AMOUNT            VALUE
                                                                ---------       --------------

Fulco Hospital Authority Revenue,                                5,000,000          5,000,000
1.98%, 9/1/17, (LOC Wachovia Bank)
(b)
Marietta MFHR, 2.00%, 5/15/07,                                   5,300,000          5,300,000
(FNMA Collateralized) (b)
Marietta MFHR, 2.00%, 7/1/24,                                    9,525,000          9,525,000
(FNMA Collateralized) (b)
Metropolitan Atlanta Rapid Transit                               3,345,000          3,345,000
Authority, 1.97%, 7/1/25, (LOC
Bayerische Landesbank) (b)
State Municipal Electric Authority,                              4,000,000          4,000,000
1.92%, 1/1/16, (FSA Insured) (b)
State Municipal Electric Authority,                              7,175,000          7,175,000
1.95%, 1/1/20, (LOC Bayerishe                                                       ---------
Landesbank) (b)

                                                                                   59,320,000
                                                                                   ----------

IDAHO  (0.8%)

Magic Valley Healthcare Systems, Inc.,                           1,995,000          1,995,000
1.99%, 12/1/21, (LOC Wells Fargo Bank)
 (b)
State Health Facilities Revenue (St.                             1,900,000          1,900,000
Luke's Medical Center), 2.22%, 5/1/22,
(LOC Harris Trust & Savings Bank) (b)
State Health Facilities Revenue (St.                             3,500,000          3,500,000
Luke's Medical Center), 2.17%, 7/1/30,                                              ---------
(FSA Insured) (b)

                                                                                    7,395,000
                                                                                    ---------

ILLINOIS  (5.6%)

City of Elmhurst Revenue, 2.00%,                                 9,025,000          9,025,000
7/1/18, (LOC Dexia Credit Local) (b)
Galesburg Revenue (Knox College),                                4,700,000          4,700,000
2.08%, 3/1/31, (LOC LaSalle Bank) (b)
Jackson Union Counties, 1.99%, 4/1/24,                           4,100,000          4,100,000
 (LOC Wachovia Bank) (b)
State Development Finance Authority                              4,000,000          4,000,000
PCR, 2.00%, 9/1/08, (LOC JP Morgan
Chase Bank) (b)
State Development Finance Authority                              1,100,000          1,100,000
PCR, 2.18%, 11/1/12, (Obligor BP
Amoco) (b)
State Development Finance Authority                              3,800,000          3,800,000
Revenue, 1.96%, 5/1/28, (MBIA Insured)
(b)
State Health Facilities Authority                                3,570,000          3,570,000
Revenue (Loyola University Health
System), 1.96%, 7/1/24, (MBIA Insured)
(b)
State Health Facilities Authority                                6,300,000          6,300,000
Revenue (Resurrection Health Care),
2.00%, 5/15/29, (FSA Insured) (b)
State Health Facilities Authority                                2,900,000          2,900,000
Revenue (Southern Illinois Healthcare
Inc.), 2.00%, 3/1/31, (LOC U.S. Bank)
(b)
State Toll Highway Authority Revenue,                            8,500,000          8,500,000
1.96%, 1/1/10, (MBIA Insured) (b)
State Toll Highway Authority Revenue,                            3,500,000          3,500,000
1.98%, 1/1/17, (FSA Insured) (b)                                                    ---------

                                                                                   51,495,000
                                                                                   ----------

                                                                 SHARES
                                                                   OR
                                                                PRINCIPAL
                                                                  AMOUNT            VALUE
                                                                ---------       --------------

INDIANA  (0.4%)

State Health Facilities Finance Authority                        2,110,000          2,110,000
 Revenue (Anthony Wayne Rehabilitation
Center), 1.99%, 2/1/31, (LOC Wells
Fargo Bank) (b)
State Health Facilities Finance Authority                          200,000            200,000
 Revenue (Capital Access Designated
Pool), 2.00%, 1/1/12, (LOC Comerica
Bank) (b)
State Health Facilities Finance Authority                        1,205,000          1,205,000
 Revenue (Capital Access Designated
Pool), 2.00%, 4/1/12, (LOC Comerica
Bank) (b)
State Health Facilities Finance Authority                          350,000            350,000
 Revenue (Deaconess Hospital), 1.98%,                                                 -------
1/1/22, (LOC Fifth Third Bank) (b)

                                                                                    3,865,000
                                                                                    ---------

IOWA  (6.3%)

Hills Healthcare Revenue, 2.22%,                                 1,400,000          1,400,000
8/1/32, (LOC U.S. Bank) (b)
State Finance Authority Revenue                                  3,690,000          3,690,000
(Diocese of Sioux City Project), 1.99%,
3/1/19, (LOC Wells Fargo Bank) (b)
State Finance Authority Revenue                                  2,405,000          2,405,000
(Mississippi Valley Regional Blood
Center), 1.99%, 2/1/23, (LOC Wells
Fargo Bank) (b)
State Finance Authority Revenue                                  1,500,000          1,500,000
(Private Colleges), 2.22%, 7/1/24, (LOC
Wells Fargo) (b)
State Finance Authority Revenue                                  3,370,000          3,370,000
(Putnam Museum of History), 1.99%,
5/1/12, (LOC Wells Fargo Bank) (b)
State Finance Authority Revenue (Small                           7,400,000          7,400,000
Business Development), 1.99%, 11/1/15,
(LOC E.I. Dupont) (b)
State Finance Authority Revenue                                  2,685,000          2,685,000
(YMCA & Rehabilitation Center), 2.05%,
 4/1/25, (LOC Bank of America) (b)
State Higher Education Authority                                 5,900,000          5,900,000
Revenue (Cornell College), 1.99%,
11/1/16, (LOC Wells Fargo Bank) (b)
State Higher Education Authority                                   915,000            915,000
Revenue (Loras College), 2.22%, 11/1/30,
 (LOC LaSalle Bank) (b)
State Higher Education Authority                                 8,335,000          8,335,000
Revenue (Palmer Chiropractic), 2.01%,
4/1/27, (LOC LaSalle Bank) (b)
State School Corporations, 3.00%,                               14,220,000         14,317,265
6/30/05, (FSA Insured)
Webster County Educational Facilities                            2,290,000          2,290,000
Revenue, 1.99%, 7/1/20, (LOC Wells
Fargo Bank) (b)
Woodbury County (Siouxland Regional                              3,580,000          3,580,000
Cancer Center), 1.99%, 12/1/14, (LOC                                                ---------
Wells Fargo Bank) (b)

                                                                                   57,787,265
                                                                                   ----------

                                                                 SHARES
                                                                   OR
                                                                PRINCIPAL
                                                                  AMOUNT            VALUE
                                                                ---------       --------------

KANSAS  (0.5%)

State Development Finance Authority                              4,980,000          4,980,000
Revenue (Village Shalom Obligated                                                   ---------
Group), 2.22%, 11/15/28, (LOC LaSalle
Bank) (b)

LOUISIANA (2.0%)

Lake Charles Harbor & Revenue                                    2,800,000          2,800,000
(Conoco Inc.), 1.99%, 9/1/29, (LOC JP
Morgan Chase Bank) (b)
New Orleans GO, 0.00%, 9/1/05,                                  10,000,000          9,863,453
(AMBAC Insured)
South Louisiana Port Commission                                  1,950,000          1,950,000
(Marine Terminal), 2.02%, 7/1/21, (LOC
Bayerische Landesbank) (b)
State Offshore Terminal Authority                                4,105,000          4,105,000
Deepwater Port Revenue (Loop LLC                                                    ---------
Project), 2.00%, 10/1/19, (LOC JP
Morgan Chase Bank) (b)

                                                                                   18,718,453
                                                                                   ----------

MAINE  (1.1%)

State Health & Higher Education                                  3,475,000          3,475,000
(Bowdoin College), 1.99%, 7/1/25, (LOC
 State Street Bank) (b)
State Tax Anticipation Notes, 3.00%,                             7,000,000          7,047,908
6/30/05                                                                             ---------

                                                                                   10,522,908
                                                                                   ----------

MARYLAND  (1.7%)

Montgomery County Housing                                       13,050,000         13,050,000
Opportunities MFHR (Oakwood
Apartments), 2.00%, 11/1/07, (LOC
FHLMC) (b)
State Health & Higher Educational                                3,000,000          3,000,000
Facilities, 1.98%, 4/1/35, (LOC U.S.                                                ---------
Bank) (b)

                                                                                   16,050,000
                                                                                   ----------

MASSACHUSETTS  (6.6%)

State Development Finance Agency                                12,000,000         12,000,000
Revenue (Masonic Nursing Home, Inc.),
1.98%, 7/1/32, (LOC Citizens Bank of
Massachusetts) (b)
State Health & Educational Facilities                            2,050,000          2,050,000
Authority  Revenue (Berklee College of
Music), 1.93%, 10/1/27, (MBIA Insured)
(b)
State Health & Educational Facilities                              600,000            600,000
Authority Revenue (Capital Assets
Program), 1.94%, 1/1/19, (MBIA Insured)
 (b)
State Health & Educational Facilities                           15,000,000         15,000,000
Authority Revenue (Capital Assets
Program), 1.95%, 12/1/29, (LOC State
Street B&T) (b)
State Health & Educational Facilities                            9,565,000          9,565,000
Authority Revenue (Essex Museum),
1.96%, 7/1/33, (LOC Citibank) (b)
State Water Resource Authority, 1.94%,                          18,565,000         18,564,999
8/1/23, (FGIC Insured) (b)
State Water Resource Authority, 1.95%,                           2,600,000          2,600,000
11/1/26, (FGIC Insured) (b)                                                         ---------

                                                                                   60,379,999
                                                                                   ----------

                                                                 SHARES
                                                                   OR
                                                                PRINCIPAL
                                                                  AMOUNT            VALUE
                                                                ---------       --------------

MICHIGAN  (3.1%)

City of Detroit Sewer Disposal Revenue,                          1,805,000          1,805,000
 1.95%, 7/1/29, (MBIA Insured) (b)
Eastern Michigan University, 2.22%,                              1,200,000          1,200,000
6/1/27, (FGIC Insured) (b)
Ingham County Economic Development                                 355,000            355,000
(Martin Luther), 2.00%, 4/1/22, (LOC JP
Morgan Chase Bank) (b)
State Anticipation Notes, 1.95%,                                 6,400,000          6,400,000
9/15/08, (FSA Insured) (b)
State Housing Development Authority                              1,585,000          1,585,000
(Rental Housing), 1.96%, 4/1/24, (MBIA
Insured) (b)
State Strategic Fund, 0.00%, 12/1/34,                            5,300,000          5,300,000
(LOC JP Morgan Chase) (b)
State Strategic Fund (Clark Retirement),                         3,100,000          3,100,000
2.00%, 6/1/31, (LOC Fifth Third Bank)
(b)
University of Michigan Revenue, 1.98%,                           8,735,000          8,735,000
 4/1/32, (b)                                                                        ---------

                                                                                   28,480,000
                                                                                   ----------

MINNESOTA  (3.1%)

Arden Hills Housing & Healthcare                                   146,000            146,000
Facilities Revenue, 2.27%, 9/1/29, (LOC
U.S. Bank) (b)
Brown County Revenue (Martin Luther                              2,500,000          2,500,000
College), 1.94%, 9/1/24, (LOC Wells
Fargo) (b)
City of Maple Grove MFHR, 1.94%,                                 2,170,000          2,170,000
11/1/31, (LOC Wells Fargo Bank) (b)
City of Minneapolis MFHR, 1.94%,                                 7,570,000          7,570,000
12/1/27, (LOC Wells Fargo Bank) (b)
Litchfield Independent School District,                          4,900,000          4,950,294
3.00%, 9/30/05, (SD Credit Program
Insured)
Mendota Heights Housing Mortgage                                 1,500,000          1,500,000
Revenue, 1.94%, 11/1/31, (LOC Wells
Fargo Bank) (b)
Minneapolis Revenue (Catholic Charities                            940,000            940,000
 Projects), 2.00%, 11/1/16, (LOC Wells
Fargo Bank) (b)
St. Paul Housing & Redevelopment                                 2,340,000          2,340,000
Authority Revenue (Science Museum
Project), 2.01%, 5/1/27, (LOC U.S.
Bank) (b)
State Higher Education Facilities                                  820,000            820,000
Authority Revenue (St. Olaf College),
2.22%, 10/1/20, (LOC Harris Trust &
Savings Bank) (b)
State Higher Education Facilities                                5,515,000          5,515,000
Authority Revenue (William Mitchell),                                               ---------
1.99%, 10/1/33, (LOC U.S. Bank) (b)

                                                                                   28,451,294
                                                                                   ----------

                                                                 SHARES
                                                                   OR
                                                                PRINCIPAL
                                                                  AMOUNT            VALUE
                                                                ---------       --------------

MISSISSIPPI  (0.1%)

Jackson County PCR, 2.15%, 6/1/23,                                 600,000            600,000
(Obligor Chevron Texaco Corp.) (b)                                                    -------

MISSOURI  (0.5%)

St. Charles County IDA, 1.98%, 2/1/29,                           2,000,000          2,000,000
 (LOC FNMA) (b)
State Health & Educational Facilities                            1,595,000          1,595,000
Authority, 2.22%, 6/1/26, (LOC Bank of
America) (b)
State Health & Educational Facilities                            1,200,000          1,200,000
Authority, 2.22%, 11/1/32, (LOC Bank of                                             ---------
 America) (b)

                                                                                    4,795,000
                                                                                    ---------

NEBRASKA  (0.5%)

Scotts Bluff County Hospital Authority                           3,850,000          3,850,000
Revenue, 2.03%, 12/1/31, (LOC GNMA)
(b)
State Educational Finance Authority                                300,000            300,000
Revenue, 2.22%, 3/1/33, (LOC U.S.                                                     -------
Bank) (b)

                                                                                    4,150,000
                                                                                    ---------

NEVADA  (0.1%)

Clark County Airport Revenue, 1.96%,                             1,100,000          1,100,000
7/1/25, (LOC Westdeutsche Landesbank)                                               ---------
(b)

NEW HAMPSHIRE  (0.3%)

State Health & Educational Facilities                              985,000            985,000
Revenue, 1.98%, 7/1/21, (LOC JP
Morgan Chase Bank) (b)
State Health & Educational Facilities                            2,000,000          2,000,000
Revenue, 1.99%, 8/1/31, (FSA Insured)                                               ---------
(b)

                                                                                    2,985,000
                                                                                    ---------

NEW JERSEY  (0.0%)

State Economic Development Authority                               305,000            305,000
Revenue, 2.06%, 1/15/18, (LOC                                                         -------
Citibank) (b)

NEW YORK (2.3%)

Jay Street Development Corporation                               5,700,000          5,700,000
State Courts Facilities Lease Revenue,
1.96%, 5/1/21, (LOC Toronto Dominion
Bank) (b)
New York City GO, 2.20%, 8/1/14,                                 1,000,000          1,000,000
(MBIA Insured) (b)
New York City GO, 2.10%, 8/1/17,                                   500,000            500,000
(LOC JP Morgan Chase Bank) (b)
New York City GO, 2.18%, 8/1/20,                                 1,000,000          1,000,000
(LOC JP Morgan Chase Bank) (b)
New York City GO, 2.18%, 8/1/21,                                   340,000            340,000
(LOC JP Morgan Chase Bank) (b)
State Energy Research & Development                              3,500,000          3,500,000
Authority PCR, 1.94%, 10/1/14, (FGIC
Insured) (b)
State Local Government Assistance                                7,000,000          7,000,000
Corp., 1.92%, 4/1/21, (FGIC Insured)
(b)
Triborough Bridge & Tunnel Authority,                            2,000,000          2,000,000
 1.95%, 1/1/32, (AMBAC Insured) (b)                                                 ---------

                                                                                   21,040,000
                                                                                   ----------

                                                                 SHARES
                                                                   OR
                                                                PRINCIPAL
                                                                  AMOUNT            VALUE
                                                                ---------       --------------

NORTH CAROLINA  (3.3%)

Charlotte Airport Revenue, Series A,                             9,365,000          9,365,000
1.96%, 7/1/16, (MBIA Insured) (b)
City of Greensboro Enterprise System                             2,300,000          2,300,000
Revenue, 2.00%, 6/1/24, (LOC Bank of
America) (b)
State Educational Facilities Agency                              2,165,000          2,165,000
Revenue, 1.98%, 1/1/19, (LOC Bank of
America) (b)
State Medical Care Commission                                    3,000,000          3,000,000
Revenue, 1.99%, 10/1/16, (LOC
Wachovia Bank) (b)
State Medical Care Commission                                   13,600,000         13,600,000
Revenue, 1.96%, 11/1/32, (LOC Suntrust                                             ----------
Bank) (b)

                                                                                   30,430,000
                                                                                   ----------

NORTH DAKOTA  (0.2%)

Ward County Health Care Facilities                               1,575,000          1,575,000
Revenue (Trinity Group), 2.27%, 7/1/29,                                             ---------
(LOC U.S. Bank) (b)

OHIO  (0.5%)

Cuyahoga County Hospital Revenue                                 1,600,000          1,600,000
(University Hospitals of Cleveland),
2.17%, 1/1/16, (LOC JP Morgan Chase
Bank) (b)
Franklin County Hospital Revenue                                 2,595,000          2,595,000
(OhioHealth), 1.98%, 12/1/28, (LOC                                                  ---------
National City Bank) (b)

                                                                                    4,195,000
                                                                                    ---------

OREGON  (0.7%)

State Health & Education Revenue,                                5,115,000          5,115,000
2.10%, 12/1/15, (LOC U.S. Bank) (b)
Tri-County Metropolitan Transportation                           1,660,000          1,660,000
District, 1.95%, 12/1/21, (LOC                                                      ---------
Bayerische Landesbank) (b)

                                                                                    6,775,000
                                                                                    ---------

PENNSYLVANIA  (1.4%)

Delaware Valley Finance Authority,                               2,500,000          2,500,000
1.98%, 12/1/20, (LOC Toronto
Dominion) (b)
Montgomery County Redevelopment                                 10,300,000         10,300,000
Authority, 1.95%, 8/15/31, (LOC FNMA)
 (b)
Schuylkill County IDA, 2.15%,                                      475,000            475,000
12/1/22, (LOC Dexia Group) (b)                                                        -------

                                                                                   13,275,000
                                                                                   ----------

RHODE ISLAND  (0.5%)

State Health & Education Building                                4,350,000          4,350,000
Corporation, 1.99%, 7/1/31, (LOC Bank                                               ---------
of New York) (b)

SOUTH CAROLINA  (1.8%)

Florence County Hospital Revenue                                 2,800,000          2,800,000
(McLeod Regional Medical Center),
1.95%, 11/1/15, (FGIC Insured) (b)
State Job Development Authority                                  3,900,000          3,900,000
(Catholic Diocese), 2.05%, 9/1/18, (LOC
Bank of America) (b)

                                                                 SHARES
                                                                   OR
                                                                PRINCIPAL
                                                                  AMOUNT            VALUE
                                                                ---------       --------------

State Job Development Authority                                  1,090,000          1,090,000
(Orangeburg Regional Medical Center),
1.96%, 2/15/28, (AMBAC Insured) (b)
State MFHR (Charleston Rental                                    8,600,000          8,600,000
Housing), 2.00%, 8/1/31, (FHLMC                                                     ---------
Insured) (b)

                                                                                   16,390,000
                                                                                   ----------

SOUTH DAKOTA  (0.4%)

Lawrence County PCR (Homestake                                   1,500,000          1,500,000
Mining Co.), 2.13%, 7/1/32, (LOC JP
Morgan Chase Bank) (b)
Lower Brule Sioux Tribe, 1.99%,                                  2,510,000          2,510,000
12/1/11, (LOC Wells Fargo Bank) (b)                                                 ---------

                                                                                    4,010,000
                                                                                    ---------

TENNESSEE  (1.6%)

Clarksville Public Building Authority                            4,090,000          4,090,000
Revenue, 2.00%, 11/1/27, (LOC Bank of
America) (b)
Hamilton County IDR (Aquarium),                                  1,100,000          1,100,000
2.00%, 3/1/15, (LOC Bank of America)
(b)
Jackson Energy Authority Wastewater                              6,500,000          6,500,000
Systems Revenue, 2.00%, 12/1/22, (FSA
Insured) (b)
Metropolitan Government Nashville &                              3,305,000          3,305,000
Davidson County, 2.00%, 8/1/18, (LOC                                                ---------
Bank of America) (b)

                                                                                   14,995,000
                                                                                   ----------

TEXAS  (5.9%)

Austin County Industrial Development                             1,050,000          1,050,000
Corporation, 1.98%, 12/1/14, (LOC JP
Morgan Chase Bank) (b)
Bexar County Housing Financial                                   2,300,000          2,300,000
Authority, 1.95%, 9/15/26, (LOC FNMA)
 (b)
City of Brownsville Utility Systems                              2,720,000          2,720,000
Revenue, 1.97%, 9/1/27, (MBIA Insured)
(b)
Gulf Coast IDA, 2.10%, 6/1/25,                                   8,065,000          8,065,000
(Obligor BP Amoco) (b)
Harris County Health Facilities                                    975,000            975,000
Authority Revenue, 2.18%, 10/1/29,
(MBIA Insured) (b)
San Antonio Health Facilities Authority                          1,700,000          1,700,000
Revenue (Clinical Foundation Project),
1.99%, 6/1/20, (LOC Wells Fargo Bank)
(b)
Splendora Higher Education Facilities                            1,100,000          1,100,000
Revenue, 1.99%, 12/1/26, (LOC Wells
Fargo) (b)
State Public Finance Authority Building                          6,700,000          6,692,343
 Revenue, 0.00%, 2/1/05, (MBIA
Insured)
State Tax & Revenue Anticipation                                25,000,000         25,228,243
Notes, 3.00%, 8/31/05, (AMBAC
Insured)
Tarrant County Housing Finance Corp.                             4,000,000          4,000,000
Revenue, 2.00%, 2/15/28, (FNMA                                                      ---------
Insured) (b)

                                                                                   53,830,586
                                                                                   ----------

                                                                 SHARES
                                                                   OR
                                                                PRINCIPAL
                                                                  AMOUNT            VALUE
                                                                ---------       --------------

UTAH  (2.2%)

Provo Municipal Building Authority                               2,505,000          2,505,000
Lease, 1.99%, 5/1/12, (LOC Wells Fargo
Bank) (b)
Salt Lake City Revenue (Valley Mental                           12,125,000         12,125,000
Health Project), 1.99%, 12/1/21, (LOC
Wells Fargo) (b)
South Jordan Municipal Building                                  5,400,000          5,400,000
Authority Lease Revenue, 1.99%, 2/1/29,                                             ---------
(LOC BNP Paribas) (b)

                                                                                   20,030,000
                                                                                   ----------

VIRGINIA  (0.8%)

Alexandria IDA (Pooled Loan Project),                            3,170,000          3,170,000
2.00%, 7/1/26, (LOC Bank of America)
(b)
Hampton Redevelopment & Housing                                  2,360,000          2,360,000
Authority MFHR (Shoreline Apartments
Project), 2.00%, 12/1/19, (FHLMC
Insured) (b)
Louisa County IDA, 2.00%, 1/1/20,                                1,380,000          1,380,000
(LOC Bank of America) (b)                                                           ---------

                                                                                    6,910,000
                                                                                    ---------

WASHINGTON  (5.6%)

Seattle Water System Revenue, 1.89%,                             4,500,000          4,500,000
9/1/25, (LOC Bayerische Landesbank)
(b)
Snohomish County Public Utility,                                 6,000,000          6,000,000
1.97%, 12/1/19, (FSA Insured) (b)
State Health Care Facilities Revenue                             7,790,000          7,790,000
(Empire Health Services), 2.00%, 11/1/23,
 (LOC U.S. Bank) (b)
State Housing & Finance Commission                               4,700,000          4,700,000
(Evergreen School Project), 1.99%,
7/1/28, (LOC Wells Fargo Bank) (b)
State Housing & Finance Commission                               3,500,000          3,500,000
(Pioneer Human Services), 2.10%, 8/1/19,
 (LOC U.S. Bank) (b)
State Housing & Finance Commission                               1,100,000          1,100,000
(Riverview Retirement Project), 2.05%,
7/1/22, (LOC U.S. Bank) (b)
State Housing & Finance Commission                               4,500,000          4,500,000
(Rockwood Retirement Home), 2.10%,
1/1/30, (LOC Wells Fargo Bank) (b)
State Housing & Finance Commission                                 910,000            910,000
Nonprofit Housing Revenue (Christa
Ministries), 2.05%, 7/1/11, (LOC U.S.
Bank) (b)
State Housing & Finance Commission                               1,000,000          1,000,000
Nonprofit Revenue (Overlake School
Project), 1.99%, 10/1/29, (LOC Wells
Fargo Bank) (b)
State Housing Finance Commission                                 1,900,000          1,900,000
Nonprofit Revenue, 1.98%, 12/1/23,
(LOC Bank of America) (b)
State Public Power Supply, 1.96%,                                6,205,000          6,205,000
7/1/12, (MBIA Insured) (b)
State Public Power Supply, 1.97%,                                9,190,000          9,190,000
7/1/18, (LOC JP Morgan Chase Bank)                                                  ---------
(b)

                                                                                   51,295,000
                                                                                   ----------

                                                                 SHARES
                                                                   OR
                                                                PRINCIPAL
                                                                  AMOUNT            VALUE
                                                                ---------       --------------

WISCONSIN  (3.0%)

School District Cash Flow Management                             5,000,000          5,055,058
Program Certificate Participation, 3.50%,
11/1/05, (LOC U.S.Bank)
State Health & Educational Facilities                            2,700,000          2,700,000
Authority Revenue (Gundersen Lutheran),
2.22%, 12/1/15, (FSA Insured) (b)
State Health & Educational Facilities                              200,000            200,000
Authority Revenue (Gundersen Lutheran),
2.22%, 12/1/29, (FSA Insured) (b)
State Health & Educational Facilities                              650,000            650,000
Authority Revenue (Meriter Hospital),
2.27%, 12/1/32, (LOC Marshall & Ilsley
Bank) (b)
State Health & Educational Facilities                            6,450,000          6,450,000
Authority Revenue (ProHealth, Inc.),
2.22%, 8/15/30, (AMBAC Insured) (b)
State Health & Educational Facilities                            1,100,000          1,100,000
Authority Revenue (St. John's United
Church), 2.05%, 2/1/30, (LOC U.S.
Bank) (b)
State Health & Educational Facilities                            4,000,000          4,000,000
Authority Revenue (University of
Wisconsin Medical Foundation), 1.99%,
5/1/30, (LOC LaSalle Bank) (b)
State Health & Educational Facilities                            7,400,000          7,400,000
Authority Revenue (Wheaton Franciscan),                                             ---------
1.98%, 8/15/16, (FSA Insured) (b)

                                                                                   27,555,058
                                                                                   ----------

WYOMING  (1.0%)

Kemmerer PCR (Exxon Project), 2.13%,                             1,000,000          1,000,000
 11/1/14, (Obligor Exxon Mobil Corp.)
(b)
Lincoln County PCR (Exxon Project),                              4,350,000          4,350,000
2.13%, 11/1/14, (Obligor Exxon Mobil
Corp.) (b)
Lincoln County PCR (Exxon Project),                              3,285,000          3,285,000
2.13%, 11/1/14, (Obligor Exxon Mobil
Corp.) (b)
Sweetwater County PCR (Pacificorp                                  500,000            500,000
Project), 2.25%, 1/1/14, (LOC U.S.                                                    -------
Bank) (b)

                                                                                    9,135,000
                                                                                    ---------

TOTAL MUNICIPAL BONDS                                                             847,999,273
                                                                                  -----------

COMMERCIAL PAPER  (10.7%)
CALIFORNIA  (2.2%)

Public Utilities Commission of San                              20,000,000         20,000,000
Francisco, 1.86%, 2/11/05, (LOC                                                    ----------
Bayerischer Landesbank)

                                                                 SHARES
                                                                   OR
                                                                PRINCIPAL
                                                                  AMOUNT            VALUE
                                                                ---------       --------------

FLORIDA  (3.4%)

Intermountain Power, 1.70%, 1/7/05,                              6,500,000          6,500,000
(LOC Bank of Nova Scotia and Bank of
America)
Pinellas County Educational Facilities                           7,800,000          7,800,000
Authority, 1.74%, 2/7/05, (LOC
Wachovia Bank)
State Municipal Power Agency, 1.71%,                             6,425,000          6,425,000
2/7/05, (LOC Wachovia Bank)
State Municipal Power Agency, 1.79%,                            10,276,000         10,276,000
2/7/05, (LOC Wachovia Bank)                                                        ----------

                                                                                   31,001,000
                                                                                   ----------

LOUISIANA  (5.1%)

State Public Facilities Authority, 1.77%,                       10,000,000         10,000,000
 2/1/05, (AMBAC Insured)
State Public Facilities Authority, 1.77%,                        5,000,000          5,000,000
 2/1/05, (AMBAC Insured)
State Public Facilities Authority, 1.70%,                       23,500,000         23,500,000
 2/7/05, (AMBAC Insured)
State Public Facilities Authority, 1.76%,                        9,200,000          9,200,000
 2/7/05, (AMBAC Insured)                                                            ---------

                                                                                   47,700,000
                                                                                   ----------

TOTAL COMMERCIAL PAPER                                                             98,701,000
                                                                                   ----------

INVESTMENT COMPANIES  (0.1%)

Federated Tax Exempt Money Market Fund                             678,196            678,196
                                                                                      -------

TOTAL INVESTMENT COMPANIES                                                            678,196
                                                                                      -------

TOTAL INVESTMENTS (COST $947,378,469) (a)   -   103.1%                          $ 947,378,469
                                                                                  ===========

------------

Percentages indicated are based on net assets of $918,918,065.

(a) See notes to schedule of investments for unrealized appreciation (depreciation) of securities.
(b) Variable rate security. The rate reflected in the schedule of investments is the rate in effect on December 31, 2004. The maturity date represents the actual maturity date.
(c)      Portfolio abbreviations:

AMBAC - Ambac Assurance Corporation
FGIC - Financial Guaranty Insurance Co.
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance Inc.
GO - General Obligation
IDA - Industrial Development Authority
IDR - Industrial Development Revenue
ISD - Independent School District
LOC - Letter of Credit
MBIA - MBIA Insurance Corporation
MFHR - Multi-Family Housing Revenue
PCR - Pollution Control Revenue
PSF - Permanent School Fund

See notes to schedule of investments.

TAMARACK INSTITUTIONAL PRIME MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
December 31, 2004
(Unaudited)

                                                                 SHARES
                                                                   OR
                                                                PRINCIPAL
                                                                  AMOUNT            VALUE
                                                                ---------       --------------

COMMERCIAL PAPER  (50.2%)
ASSET BACKED  (19.5%)

Barton Capital Corp., 2.25%, 1/10/05                        $   26,000,000      $   25,985,374
Liberty Street Funding, 2.31%, 1/11/05,                         22,000,000          21,985,883
 Ambac 7.33%
Nieuw Amsterdam Receivables Corp.,                              15,000,000          14,950,167
2.31%, 2/22/05
Ranger Funding Co. LLC, 2.32%,                                  20,000,000          19,993,556
1/6/05
Triple A1 Funding Corp., 2.30%,                                 20,000,000          19,975,722
1/20/05
Variable Funding Corp., 2.32%,                                  12,000,000          11,990,720
1/13/05
Variable Funding Corp., 2.21%,                                  10,000,000           9,989,611
1/18/05
Windmill Funding Corp., 2.24%,                                  10,000,000           9,975,842
2/9/05                                                                               ---------

                                                                                   134,846,875
                                                                                   -----------

BANKS - FOREIGN  (11.9%)

Barclays U.S. Funding, 2.22%,                                   13,000,000          12,967,933
2/10/05
Barclays U.S. Funding, 2.29%,                                   15,000,000          14,950,708
2/22/05
ING America Institutional Holdings                              11,000,000          10,944,542
Corp., 2.42%, 3/17/05
Societe Generale North America, 2.40%,                          14,000,000          13,937,858
3/9/05
UBS Finance, 2.23%, 1/3/05                                      30,000,000          29,996,283
                                                                                    ----------
                                                                                    82,797,324
                                                                                    ----------

CONGLOMERATES  (0.6%)

Dover Corp., 2.32%, 1/11/05                                      4,000,000           3,997,422
                                                                                     ---------
EDUCATION  (1.8%)

Leyland Stanford Jr. University, 2.22%,                         12,174,000          12,165,742
1/12/05                                                                             ----------

FINANCE - DIVERSIFIED  (7.1%)

Citigroup Global, 2.18%, 2/2/05                                  7,000,000           6,986,436
Goldman Sachs Group, 2.26%,                                     20,000,000          19,967,500
1/27/05
Household Finance Corp., 2.25%,                                  2,000,000           1,998,631
1/12/05
Household Finance Corp., 2.08%,                                 20,000,000          19,977,000
1/21/05                                                                             ----------

                                                                                    48,929,567
                                                                                    ----------

FOOD & BEVERAGE  (2.9%)

Nestle Capital Corp., 2.00%, 2/7/05                             20,000,000          19,958,889
                                                                                    ----------
INSURANCE  (2.8%)

New York Life Capital Corp., 2.30%,                             19,000,000          18,992,717
1/7/05                                                                              ----------

                                                                 SHARES
                                                                   OR
                                                                PRINCIPAL
                                                                  AMOUNT            VALUE
                                                                ---------       --------------

OIL SERVICES  (3.6%)

ChevronTexaco Corp., 2.25%, 1/4/05                              25,000,000          24,995,313
                                                                                    ----------
TOTAL COMMERCIAL PAPER                                                             346,683,849
                                                                                   -----------

CERTIFICATES OF DEPOSIT  (23.2%)
BANKS - DOMESTIC  (14.5%)

Fifth Third Bank, 2.37%, 12/9/05, (b)                           25,000,000          24,991,309
Regions Bank, 2.20%, 2/15/05                                    20,000,000          20,000,000
Suntrust Bank, 2.02%, 10/3/05, (b)                              15,000,000          15,005,352
U.S. Bank NA, 2.44%, 12/5/05, (b)                               10,000,000          10,002,377
World Savings Bank, 2.35%, 3/8/05                               30,000,000          29,998,906
                                                                                    ----------
                                                                                    99,997,944
                                                                                    ----------

BANKS - FOREIGN  (8.7%)

BNP Paribas, 2.07%, 3/7/05                                      15,000,000          15,000,000
Credit Suisse First Boston, 2.12%,                              30,000,000          30,000,000
2/2/05
Royal Bank of Scotland, 2.31%,                                  15,000,000          15,000,000
2/25/05                                                                             ----------

                                                                                    60,000,000
                                                                                    ----------

TOTAL CERTIFICATES OF DEPOSIT                                                      159,997,944
                                                                                   -----------

CORPORATE BONDS  (13.4%)
BANKS - DOMESTIC  (1.2%)

Wachovia Corp., 7.45%, 7/15/05                                   8,300,000           8,507,528
                                                                                     ---------
FINANCE - AUTOMOTIVE  (3.2%)

American Honda Finance Corp., 2.16%,                            12,220,000          12,225,495
7/22/05, (b)
American Honda Finance Corp., 2.46%,                            10,000,000           9,996,953
9/19/05, (b)                                                                         ---------

                                                                                    22,222,448
                                                                                    ----------

FINANCE - DIVERSIFIED  (4.8%)

General Electric Capital Corp., 1.25%,                           5,000,000           5,000,124
2/3/05, (b)
Goldman Sachs Group, Inc., 7.50%,                                2,500,000           2,511,145
1/28/05, (c)
Merrill Lynch & Co., 2.16%, 7/1/05, (b)                         25,000,000          25,022,674
                                                                                    ----------

                                                                                    32,533,943
                                                                                    ----------

INFORMATION TECHNOLOGY  (2.9%)

IBM Corp., 2.34%, 2/8/06, (b)                                   20,000,000          20,000,000
                                                                                    ----------
MANUFACTURING  (1.3%)

PACCAR Financial Corp., 2.02%,                                   9,000,000           8,999,208
10/20/05, (b)                                                                        ---------

TOTAL CORPORATE BONDS                                                               92,263,127
                                                                                    ----------

U.S. GOVERNMENT AGENCY OBLIGATIONS  (11.5%)
FEDERAL HOME LOAN BANK  (9.4%)

1.50%, 3/1/05                                                   20,000,000          19,990,691
1.45%, 3/11/05, (c)                                              5,000,000           4,994,102
1.40%, 4/1/05                                                   10,000,000           9,998,728
1.40%, 4/1/05                                                    4,000,000           3,992,917
1.35%, 4/29/05, (c)                                             10,000,000          10,000,000
1.50%, 5/4/05, (c)                                              15,000,000          15,000,000
                                                                                    ----------
                                                                                    63,976,438
                                                                                    ----------

FEDERAL HOME LOAN MORTGAGE CORPORATION  (1.4%)

2.48%, 3/29/05                                                  10,000,000           9,940,550
                                                                                     ---------

                                                                 SHARES
                                                                   OR
                                                                PRINCIPAL
                                                                  AMOUNT            VALUE
                                                                ---------       --------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION  (0.7%)

1.81%, 5/27/05                                                   5,000,000           5,000,000
                                                                                     ---------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                                            78,916,988
                                                                                    ----------

INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN  (4.5%)

Morgan Stanley Repurchase Agreement                             30,713,270          30,713,270
(see notes to Schedule of Investments for                                           ----------
collateral information), 2.36%, 1/3/05

TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN                          30,713,270
                                                                                    ----------

MUNICIPAL BONDS  (1.5%)
TAXABLE MUNICIPAL  (1.5%)

State of Texas, 2.33%, 6/1/23, (b)                              10,500,000          10,500,000
                                                                                    ----------
TOTAL MUNICIPAL BONDS                                                               10,500,000
                                                                                    ----------

INVESTMENT COMPANIES  (0.1%)

MONEY MARKET  (0.1%)

Wells Fargo Prime Investment Money                                 396,866             396,866
Market Fund, Investor Class                                                            -------

TOTAL INVESTMENT COMPANIES                                                             396,866
                                                                                       -------

TOTAL INVESTMENTS (COST $719,472,044) (a)   -   104.4%                          $  719,472,044
                                                                                   ===========

------------

Percentages indicated are based on net assets of $688,962,569.

(a) See notes to schedule of investments for unrealized appreciation (depreciation) of securities.
(b) Variable rate security. The rate reflected in the schedule of investments is the rate in effect on December 31, 2004. The maturity date represents the actual maturity date.
(c)  All or part of this security has been loaned as of December 31, 2004.

See notes to schedule of investments.

TAMARACK INSTITUTIONAL TAX-FREE MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
December 31, 2004
(Unaudited)

                                                                 SHARES
                                                                   OR
                                                                PRINCIPAL
                                                                  AMOUNT            VALUE
                                                                ---------       --------------

MUNICIPAL BONDS  (91.9%)
ALABAMA  (1.0%)

Mobile Industrial Development Board                          $   3,000,000      $   3,000,000
Dock & Wharf Revenue, 1.98%, 6/1/32,
(LOC Wachovia Bank) (b)
Stevenson Industrial Development Board                             250,000            250,000
 Environmental Revenue, 1.91%, 11/1/11,                                               -------
 (LOC JP Morgan Chase Bank) (b)

                                                                                    3,250,000
                                                                                    ---------

ALASKA  (0.9%)

North Slope Boro, 0.00%, 6/30/05,                                3,000,000          2,976,031
(FSA Insured)                                                                       ---------

ARIZONA  (2.4%)

Apache County IDR, 2.00%, 12/15/18,                              1,300,000          1,300,000
(LOC Bank of New York) (b)
Apache County IDR, 2.00%, 12/15/18,                              1,400,000          1,400,000
(LOC Credit Suisse First Boston) (b)
Maricopa County Arizona University                               3,535,000          3,594,058
School District, 5.00%, 7/1/05, (FGIC
Insured)
Phoenix IDA, 1.99%, 4/1/28, (LOC                                 1,400,000          1,400,000
Wells Fargo Bank) (b)                                                               ---------

                                                                                    7,694,058
                                                                                    ---------

CALIFORNIA  (6.9%)

Irvine Improvement Bond, 2.10%,                                  1,500,000          1,500,000
9/2/25, (LOC Bank of America) (b)
Irvine Ranch Water District, 2.10%,                                500,000            500,000
11/15/13, (LOC Landesbank
Hessen-Thuringen) (b)
Kern Water Bank Authority Revenue,                               3,600,000          3,600,000
1.94%, 7/1/28, (LOC Wells Fargo Bank)
(b)
Los Angeles Regional Airports (LAX),                             4,370,000          4,370,000
2.22%, 12/1/25, (LOC Societe Generale)
(b)
Los Angeles Unified School District                                700,000            700,000
(Belmont Learning Complex), 1.95%,
12/1/17, (LOC Bank of New York) (b)
Orange County Apartment Development                              6,500,000          6,500,000
Revenue (Bear Brand Apartments), 1.94%,
 11/1/07, (LOC Freddie Mac) (b)
State Department Water Reservoir                                 2,500,000          2,500,000
Revenue, 1.96%, 5/1/22, (FSA Insured)
(b)
State GO, 2.10%, 5/1/33, (LOC                                      600,000            600,000
Westdeutsche Landesbank) (b)
State GO, 2.16%, 5/1/34, (LOC                                    1,925,000          1,925,000
Citibank) (b)

                                                                 SHARES
                                                                   OR
                                                                PRINCIPAL
                                                                  AMOUNT            VALUE
                                                                ---------       --------------

State Health Care Facilities Financing                             250,000            250,000
Authority Revenue (Scripps Memorial
Hospital), 1.92%, 12/1/15, (MBIA
Insured) (b)
Statewide Communities Development                                   70,000             70,000
Authority Events (Motion Picture & TV),                                                ------
 1.95%, 3/1/31, (LOC BNP Paribas) (b)

                                                                                   22,515,000
                                                                                   ----------

COLORADO  (8.1%)

Castlewood Ranch Metropolitan District,                          1,000,000          1,000,000
 2.30%, 12/1/34, (LOC U.S. Bank) (b)
Colorado Springs Revenue (Pikes Peak                               570,000            570,000
Mental Health), 1.99%, 3/15/23, (LOC
Wells Fargo Bank) (b)
Colorado Springs Revenue (YMCA                                     500,000            500,000
Pikes Peak), 1.99%, 11/1/22, (LOC Wells
 Fargo Bank) (b)
Crystal Valley Metropolitan District,                            4,300,000          4,300,000
1.99%, 10/1/34, (LOC Wells Fargo Bank)
 (b)
Denver City & County Convention                                  1,600,000          1,600,000
Center, 1.99%, 9/1/25, (FSA Insured)
(b)
Douglas County MFHR (Autumn                                        600,000            600,000
Chase), 2.00%, 12/1/29, (LOC Freddie
Mac) (b)
Dove Valley Metropolitan District                                2,545,000          2,545,000
(Arapahoe County), 1.95%, 11/1/21,
(LOC BNP Paribas) (b)
State Educational & Cultural Facilites                           1,600,000          1,600,000
Authority (Regis Jesuit High School),
1.99%, 12/1/33, (LOC Wells Fargo Bank)
 (b)
State Educational & Cultural Facilities                          2,400,000          2,400,000
Authority (Denver Seminary), 1.99%,
7/1/24, (LOC Wells Fargo Bank) (b)
State Health Facilities Authority                                1,900,000          1,900,000
Revenue (Craig Hospital), 1.99%,
12/1/20, (LOC Wells Fargo Bank) (b)
State Health Facilities Authority                                7,400,000          7,400,000
Revenue (Exempla), 1.94%, 1/1/33, (LOC
 U.S. Bank) (b)
Superior/McCaslin Interchange                                    1,985,000          1,985,000
Metropolitan District, 2.10%, 11/15/24,                                             ---------
(LOC U.S. Bank) (b)

                                                                                   26,400,000
                                                                                   ----------

DISTRICT OF COLUMBIA  (0.5%)

Galleria Metropolitan, 1.93%, 12/1/29,                           1,485,000          1,485,000
(LOC Wells Fargo Bank) (b)                                                          ---------

FLORIDA  (11.1%)

Broward County Educational Facility                              2,200,000          2,200,000
Authority Revenue (Nova Southeastern
University), 2.22%, 4/1/24, (LOC Bank of
 America) (b)
Collier County Health Facilities                                   900,000            900,000
Authority (The Moorings Inc.), 1.88%,
12/1/24, (LOC Wachovia Bank) (b)
Dade County IDA (Dolphins Stadium),                              1,900,000          1,900,000
1.98%, 1/1/16, (LOC Societe Generale)
(b)

                                                                 SHARES
                                                                   OR
                                                                PRINCIPAL
                                                                  AMOUNT            VALUE
                                                                ---------       --------------

Dade County Water & Sewer Systems                                   75,000             75,000
Revenue, 1.86%, 10/5/22, (FGIC Insured)
 (b)
Indiana River County Revenue (St.                                1,900,000          1,900,000
Edward's School), 1.74%, 7/1/27, (LOC
Wachovia Bank) (b)
Lee County Health Care Facilities                                1,000,000          1,000,000
Revenue (Hope Hospice Project), 2.22%,
10/1/23, (LOC Suntrust Bank) (b)
Miami Health Facilities Authority                                2,360,000          2,360,000
Revenue (Mercy Hospital), 1.88%, 8/1/20,
 (LOC Bank of America) (b)
St. John's County IDA Health Care                                  120,000            120,000
(Glenmore St. John's), 1.88%, 1/1/07,
(LOC LaSalle Bank) (b)
State Housing Finance Agency, 1.89%,                             2,190,000          2,190,000
12/1/05, (LOC Freddie Mac) (b)
State Housing Finance Agency, 1.89%,                             2,200,000          2,200,000
7/1/07, (LOC Freddie Mac) (b)
State Housing Finance Agency, 1.89%,                             3,090,000          3,090,000
2/1/08, (LOC Freddie Mac) (b)
Sunshine State Government Finance                                1,200,000          1,200,000
Committee, 1.94%, 7/1/16, (AMBAC
Insured) (b)
University of South Florida Foundation                          17,200,000         17,200,000
Certificate Participation, 1.92%, 10/1/33,                                         ----------
(LOC Wachovia Bank) (b)

                                                                                   36,335,000
                                                                                   ----------

GEORGIA  (7.1%)

Clayton County MFHR (BS Partners),                               1,415,000          1,415,000
2.00%, 9/1/26, (LOC Fannie Mae) (b)
DeKalb Private Hospital Authority                                1,000,000          1,000,000
(Children's Health Care Project), 1.98%,
12/1/28, (LOC Suntrust Bank) (b)
DeKalb Private Hospital Authority                                1,700,000          1,700,000
(Egleston Children's Hospital), 1.98%,
3/1/24, (LOC Suntrust Bank) (b)
Fulton County Development Authority                              4,450,000          4,450,000
(St. George Village), 2.00%, 4/1/34,
(LOC Bank of America) (b)
Hapeville IDR (Hapeville Hotel), 2.10%,                          1,900,000          1,900,000
 11/1/15, (LOC Bank of America) (b)
Marietta MFHR, 2.00%, 5/15/07,                                   3,600,000          3,600,000
(FNMA Collateralized) (b)
Metropolitan Atlanta Rapid Transit                               9,200,000          9,200,000
Authority, 1.97%, 7/1/25, (LOC                                                      ---------
Bayerische Landesbank) (b)

                                                                                   23,265,000
                                                                                   ----------

IDAHO  (2.1%)

State Health Facilities Revenue (St.                             1,500,000          1,500,000
Luke's Medical Center), 2.22%, 5/1/22,
(LOC Harris Trust & Savings Bank) (b)
State Health Facilities Revenue (St.                             5,335,000          5,335,000
Luke's Medical Center), 2.17%, 7/1/30,                                              ---------
(FSA Insured) (b)

                                                                                    6,835,000
                                                                                    ---------

                                                                 SHARES
                                                                   OR
                                                                PRINCIPAL
                                                                  AMOUNT            VALUE
                                                                ---------       --------------

ILLINOIS  (4.0%)

Chicago O'Hare International Airport                             2,600,000          2,600,000
Revenue, 1.94%, 1/1/15, (LOC Societe
Generale) (b)
Crestwood Tax Increment Revenue,                                 3,000,000          3,000,000
1.98%, 12/1/23, (LOC Fifth Third Bank)
(b)
Galesburg Revenue (Knox College),                                1,800,000          1,800,000
2.08%, 3/1/31, (LOC LaSalle Bank) (b)
State Development Finance Authority                              2,850,000          2,850,000
Revenue (Westside Health), 2.01%,
12/1/29, (LOC LaSalle Bank) (b)
State Health Facilities Authority                                2,400,000          2,400,000
Revenue (Memorial Health Systems),
2.27%, 10/1/22, (LOC JP Morgan Chase
Bank) (b)
State Health Facilities Authority                                  450,000            450,000
Revenue (University of Chicago                                                        -------
Hospitals), 2.15%, 8/15/26, (MBIA
Inusred) (b)

                                                                                   13,100,000
                                                                                   ----------

INDIANA  (1.5%)

State Health Facilities Finance Authority                          970,000            970,000
 Revenue (Anthony Wayne Rehabilitation
Center), 1.99%, 2/1/31, (LOC Wells
Fargo Bank) (b)
State Health Facilities Finance Authority                          200,000            200,000
 Revenue (Capital Access Designated
Pool), 2.00%, 1/1/12, (LOC Comerica
Bank) (b)
State Health Facilities Finance Authority                        2,330,000          2,330,000
 Revenue (Deaconess Hospital), 1.98%,
1/1/22, (LOC Fifth Third Bank) (b)
State Health Facilities Finance Authority                          800,000            800,000
 Revenue (Golden Years Homestead),
1.99%, 6/1/12, (LOC Wells Fargo Bank)
(b)
State Hospital Equipment Finance                                   700,000            700,000
Authority Revenue, 2.00%, 12/1/15,                                                    -------
(MBIA Insured) (b)

                                                                                    5,000,000
                                                                                    ---------

IOWA  (3.7%)

State Finance Authority Revenue                                  1,165,000          1,165,000
(Diocese of Sioux City Project), 1.99%,
3/1/19, (LOC Wells Fargo Bank) (b)
State Finance Authority Revenue                                  1,445,000          1,445,000
(Mississippi Valley Regional Blood
Center), 1.99%, 2/1/23, (LOC Wells
Fargo Bank) (b)
State Finance Authority Revenue                                  1,470,000          1,470,000
(Putnam Museum of History), 1.99%,
5/1/12, (LOC Wells Fargo Bank) (b)
State Higher Education Authority                                 1,945,000          1,945,000
Revenue (Palmer Chiropractic), 2.01%,
4/1/27, (LOC LaSalle Bank) (b)
State Higher Education Loan Authority                            1,200,000          1,200,000
Revenue (Mount Mercy College Project),
2.22%, 7/1/25, (LOC Bank of America)
(b)

                                                                 SHARES
                                                                   OR
                                                                PRINCIPAL
                                                                  AMOUNT            VALUE
                                                                ---------       --------------

State Higher Education Loan Authority                              100,000            100,000
Revenue (Private Colleges), 2.22%,
11/1/32, (LOC LaSalle Bank) (b)
Webster County Educational Facilities                            2,510,000          2,510,000
Revenue, 1.99%, 7/1/20, (LOC Wells
Fargo Bank) (b)
Woodbury County Educational Facilities                           2,150,000          2,150,000
 Revenue, 2.04%, 11/1/16, (LOC U.S.                                                 ---------
Bank) (b)

                                                                                   11,985,000
                                                                                   ----------

KANSAS  (0.4%)

Olathe Health Facilities Revenue,                                  450,000            450,000
2.22%, 9/1/32, (AMBAC Insured) (b)
State Development Finance Authority                                865,000            865,000
Revenue (Village Shalom Obligated                                                     -------
Group), 2.22%, 11/15/28, (LOC LaSalle
Bank) (b)

                                                                                    1,315,000
                                                                                    ---------

KENTUCKY  (0.9%)

Breckinridge County Lease Program                                3,085,000          3,085,000
Revenue, 2.00%, 12/1/29, (LOC U.S.                                                  ---------
Bank) (b)

LOUISIANA (3.2%)

East Baton Rouge Parish Sales & Use                              2,000,000          2,037,529
Tax, 5.90%, 2/1/15, (FGIC Insured)
East Baton Rouge PCR, 2.05%,                                     1,300,000          1,300,000
11/1/19, (Obligor Exxon Mobil Corp.)
(b)
New Orleans GO, 0.00%, 9/1/05,                                   3,500,000          3,452,208
(AMBAC Insured)
State Offshore Terminal Authority                                3,500,000          3,500,001
Deepwater Port Revenue (Loop LLC                                                    ---------
Project), 2.00%, 10/1/19, (LOC JP
Morgan Chase Bank) (b)

                                                                                   10,289,738
                                                                                   ----------

MAINE  (1.2%)

State Tax Anticipation Notes, 3.00%,                             4,000,000          4,027,376
6/30/05                                                                             ---------

MARYLAND  (3.3%)

Montgomery County Housing                                        8,900,000          8,900,000
Opportunities MFHR (Oakwood
Apartments), 2.00%, 11/1/07, (LOC
FHLMC) (b)
State Health & Higher Education                                  2,010,000          2,010,000
Facilities Revenue (Pooled Loan                                                     ---------
Program), 1.98%, 1/1/29, (LOC Bank of
America) (b)

                                                                                   10,910,000
                                                                                   ----------

MASSACHUSETTS  (0.9%)

State Development Finance Agency                                 1,045,000          1,045,000
Revenue (Masonic Nursing Home, Inc.),
1.98%, 7/1/32, (LOC Citizens Bank of
Massachusetts) (b)
State Water Resources Authority,                                 2,000,000          2,000,000
1.95%, 4/1/28, (AMBAC Insured) (b)                                                  ---------

                                                                                    3,045,000
                                                                                    ---------

                                                                 SHARES
                                                                   OR
                                                                PRINCIPAL
                                                                  AMOUNT            VALUE
                                                                ---------       --------------

MICHIGAN  (0.3%)

Kent Hospital Finance Authority                                    300,000            300,000
Revenue (Spectrum Health), 1.98%,
1/15/26, (MBIA Insured) (b)
State Strategic Fund (Clark Retirement),                           600,000            600,000
2.00%, 6/1/31, (LOC Fifth Third Bank)                                                 -------
(b)

                                                                                      900,000
                                                                                      -------

MINNESOTA  (3.4%)

Arden Hills Housing & Healthcare                                   693,000            693,000
Facilities Revenue, 2.27%, 9/1/29, (LOC
U.S. Bank) (b)
Minneapolis Revenue (Catholic Charities                            800,000            800,000
 Projects), 2.00%, 11/1/16, (LOC Wells
Fargo Bank) (b)
Minnetonka MFHR (Minnetonka Hills                                1,200,000          1,200,000
Apartments), 2.00%, 11/15/31, (FNMA
Insured) (b)
Savage Improvement Services, 5.20%,                              1,000,000          1,003,270
2/1/05, (FGIC Insured)
St. Paul Housing & Redevelopment                                 1,100,000          1,100,000
Authority Revenue (Science Museum
Project), 2.01%, 5/1/27, (LOC U.S.
Bank) (b)
State Higher Education Facilities                                  900,000            900,000
Authority Revenue (St. Olaf College),
2.22%, 10/1/20, (LOC Harris Trust &
Savings Bank) (b)
State Higher Education Facilities                                1,400,000          1,400,000
Authority Revenue (St. Olaf College),
2.22%, 10/1/30, (LOC Harris Trust &
Savings Bank) (b)
State School DistrictTax & Aid                                   3,500,000          3,524,182
Anticipation Borrowing Program
Certificates, 3.00%, 9/2/05, (School
District Credit Program Insured)
Wayzata ISD, 4.00%, 2/1/05, (School                                530,000            531,290
District Credit Program Insured)                                                      -------

                                                                                   11,151,742
                                                                                   ----------

MISSISSIPPI  (0.2%)

Jackson County PCR, 2.15%, 6/1/23,                                 500,000            500,000
(Obligor Chevron Texaco Corp.) (b)                                                    -------

MISSOURI  (0.4%)

State Development Finance Board Lease                              750,000            750,000
Revenue (Associated Municipal Utilities
Lease), 2.27%, 6/1/33, (LOC U.S. Bank)
(b)
State Health & Educational Facilities                              500,000            500,000
Authority Revenue (Bethesda Health                                                    -------
Group), 2.27%, 8/1/31, (LOC U.S. Bank)
 (b)

                                                                                    1,250,000
                                                                                    ---------

MONTANA  (0.2%)

Forsysth PCR (Pacificorp Project),                                 550,000            550,000
2.25%, 1/1/18, (LOC JP Morgan Chase                                                   -------
Bank) (b)

NEBRASKA (1.1%)

Lancaster County Hospital Authority                              3,700,000          3,700,000
Health Facilities Revenue (Immanuel),                                               ---------
2.19%, 7/1/30, (LOC LaSalle Bank) (b)

                                                                 SHARES
                                                                   OR
                                                                PRINCIPAL
                                                                  AMOUNT            VALUE
                                                                ---------       --------------

NEVADA  (1.5%)

Director State Department Business &                             5,000,000          5,000,000
Industry (Nevada Cancer Institute), 2.00%,                                          ---------
 12/1/33, (LOC Bank of America) (b)

NEW JERSEY  (1.0%)

State Sports & Exposition Authority                              3,400,000          3,400,000
Contract, 1.95%, 9/1/24, (MBIA Insured)                                             ---------
(b)

NEW YORK  (4.2%)

New York City GO, 2.13%, 8/15/09,                                3,300,000          3,300,000
(MBIA Insured) (b)
New York City GO, 2.13%, 8/15/11,                                  900,000            900,000
(MBIA Insured) (b)
New York City GO, 2.13%, 8/1/13,                                   500,000            500,000
(MBIA Insured) (b)
New York City GO, 2.10%, 8/1/18,                                   300,000            300,000
(LOC JP Morgan Chase Bank) (b)
New York City GO, 2.13%, 8/15/22,                                2,325,000          2,325,000
(MBIA Insured) (b)
New York City GO, 2.16%, 11/1/24,                                2,160,000          2,160,000
(AMBAC Insured) (b)
New York City Municipal Water                                      250,000            250,000
Finance Authority Revenue, 2.10%,
6/15/22, (FGIC Insured) (b)
New York City Municipal Water                                    2,400,000          2,400,000
Finance Authority Revenue, 2.10%,
6/15/23, (FGIC Insured) (b)
State Local Government Assistance                                  985,000            985,000
Program, 1.93%, 4/1/25, (LOC Bank of
Nova Scotia) (b)
Triborough Bridge & Tunnel Authority,                              475,000            475,000
 1.95%, 1/1/31, (FSA Insured) (b)                                                     -------

                                                                                   13,595,000
                                                                                   ----------

NORTH DAKOTA  (0.5%)

Grand Forks Hospital Facilities Revenue                            900,000            900,000
 (United Hospital), 2.22%, 12/1/16, (LOC
 LaSalle Bank) (b)
Ward County Health Care Facilities                                 845,000            845,000
Revenue (Trinity Group), 2.27%, 7/1/29,                                               -------
(LOC U.S. Bank) (b)

                                                                                    1,745,000
                                                                                    ---------

OHIO  (1.8%)

Cuyahoga County Hospital Revenue                                   200,000            200,000
(University Hospitals of Cleveland),
2.17%, 1/1/16, (LOC JP Morgan Chase
Bank) (b)
Franklin County Hospital Revenue                                 5,150,000          5,150,000
(OhioHealth), 1.98%, 12/1/28, (LOC
National City Bank) (b)
Warren County Health Care Facilities                               645,000            645,000
Revenue (Otterbein Homes Project),                                                    -------
2.03%, 7/1/23, (LOC Fifth Third Bank)
(b)

                                                                                    5,995,000
                                                                                    ---------

SOUTH CAROLINA  (0.5%)

Greenville Hospital Facilities Revenue,                          1,680,000          1,690,407
3.00%, 5/1/05, (AMBAC Insured)                                                      ---------

                                                                 SHARES
                                                                   OR
                                                                PRINCIPAL
                                                                  AMOUNT            VALUE
                                                                ---------       --------------

TENNESSEE  (3.3%)

Jackson Energy Authority Wastewater                             10,700,000         10,700,000
Systems Revenue, 2.00%, 12/1/22, (FSA                                              ----------
Insured) (b)

TEXAS (5.0%)

Austin County Industrial Development                             2,600,000          2,600,000
Corporation, 1.98%, 12/1/14, (LOC JP
Morgan Chase Bank) (b)
Bexar County Housing Financial                                   4,200,000          4,199,999
Authority, 1.95%, 9/15/26, (LOC FNMA)
 (b)
Goose Creek ISD, 5.00%, 2/15/15,                                 1,000,000          1,004,299
(Texas PSF Guaranty)
Gulf Coast Waste Disposal Authority,                             3,000,000          3,000,000
1.40%, 3/1/09, (LOC BP Amoco) (b)
State Public Finance Authority Revenue,                          1,800,000          1,801,228
 2.50%, 2/1/05, (ABMAC Insured)
State Tax & Revenue Anticipation                                 3,530,000          3,562,228
Notes, 3.00%, 8/31/05, (AMBAC                                                       ---------
Insured)

                                                                                   16,167,754
                                                                                   ----------

UTAH  (0.9%)

Carbon County PCR (Pacificorp),                                    500,000            500,000
2.15%, 11/1/24, (AMBAC Insured) (b)
Salt Lake City Revenue (Valley Mental                            1,425,000          1,425,000
Health Project), 1.99%, 12/1/21, (LOC
Wells Fargo) (b)
Sanpete County School Facilities                                   900,000            900,000
Revenue (Wasatch Academy), 2.04%,                                                     -------
8/1/28, (LOC U.S. Bank) (b)

                                                                                    2,825,000
                                                                                    ---------

VIRGINIA  (1.7%)

Alexandria IDA (Pooled Loan Project),                              930,000            930,000
2.00%, 7/1/26, (LOC Bank of America)
(b)
Fairfax County Public Improvements,                              2,070,000          2,141,933
5.25%, 6/1/17, (State Aid Withholding)
Peninsula Ports Authority Coalition                                900,000            900,000
Term Revenue (Dominion Term Project),
2.17%, 7/1/16, (LOC Citibank) (b)
Roanoke County Industrial Development                            1,550,000          1,550,000
 Authority Healthcare Facilities Revenue                                            ---------
(Friendship Manor Inc.), 1.99%, 10/1/15,
(LOC Wachovia Bank) (b)

                                                                                    5,521,933
                                                                                    ---------

WASHINGTON  (3.5%)

Snohomish County Public Utility,                                 2,200,000          2,200,000
1.97%, 12/1/19, (FSA Insured) (b)
State Health Care Facilities Authority                           1,400,000          1,400,000
Revenue (Mason Medical Center), 2.17%,
2/15/27, (MBIA Insured) (b)
State Housing & Finance Commission                               5,030,000          5,030,000
Nonprofit Revenue (Overlake School
Project), 1.99%, 10/1/29, (LOC Wells
Fargo Bank) (b)
State Public Power Supply, 0.00%,                                1,225,000          1,214,207
7/1/05, (MBIA Insured)

                                                                 SHARES
                                                                   OR
                                                                PRINCIPAL
                                                                  AMOUNT            VALUE
                                                                ---------       --------------

State Public Power Supply, 1.96%,                                  945,000            945,000
7/1/12, (MBIA Insured) (b)
State Public Power Supply, 1.97%,                                  700,000            700,000
7/1/17, (LOC Bank of America) (b)                                                     -------

                                                                                   11,489,207
                                                                                   ----------

WISCONSIN  (1.5%)

School District Cash Flow Management                             2,500,000          2,527,529
Program Certificate Participation, 3.50%,
11/1/05, (LOC U.S.Bank)
State Health & Educational Facilities                            1,500,000          1,500,000
Authority Revenue (Divine Savior
Healthcare), 2.02%, 5/1/32, (LOC U.S.
Bank) (b)
State Health & Educational Facilities                              800,000            800,000
Authority Revenue (Gundersen Lutheran),                                               -------
2.22%, 12/1/29, (FSA Insured) (b)

                                                                                    4,827,529
                                                                                    ---------

WYOMING  (1.7%)

Sublette County PCR (Exxon Project),                             4,500,000          4,500,000
2.05%, 11/1/14, (Obligor Exxon Mobil
Corp.) (b)
Sweetwater County PCR (Pacificorp                                1,000,000          1,000,000
Project), 2.25%, 1/1/14, (LOC U.S.                                                  ---------
Bank) (b)

                                                                                    5,500,000
                                                                                    ---------

TOTAL MUNICIPAL BONDS                                                             300,020,775
                                                                                  -----------

COMMERCIAL PAPER  (7.4%)
FLORIDA  (7.4%)

Intermountain Power, 1.70%, 1/7/05,                             14,700,000         14,700,000
(LOC Bank of Nova Scotia and Bank of
America)
Intermountain Power, 1.79%, 1/19/05,                             5,000,000          5,000,000
(LOC Bank of Nova Scotia and Bank of
America)
Pinellas County Educational Facilities                           4,300,000          4,300,000
Authority, 1.69%, 1/24/05, (LOC                                                     ---------
Wachovia Bank)

                                                                                   24,000,000
                                                                                   ----------

TOTAL COMMERCIAL PAPER                                                             24,000,000
                                                                                   ----------

INVESTMENT COMPANIES  (0.6%)

Federated Tax Exempt Money Market Fund                           1,858,651          1,858,651
                                                                                    ---------

TOTAL INVESTMENT COMPANIES                                                          1,858,651
                                                                                    ---------

TOTAL INVESTMENTS (COST $325,879,426) (a)   -   99.9%                           $ 325,879,426
                                                                                  ===========

------------

Percentages indicated are based on net assets of $326,145,556.

(a) See notes to schedule of investments for unrealized appreciation (depreciation) of securities.
(b) Variable rate security. The rate reflected in the schedule of investments is the rate in effect on December 31, 2004. The maturity date represents the actual maturity date.
(c)  Portfolio abbreviations:

AMBAC - Ambac Assurance Corporation
FGIC - Financial Guaranty Insurance Co.
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance Inc.
GO - General Obligation
IDA - Industrial Development Authority
IDR - Industrial Development Revenue
ISD - Independent School District
LOC - Letter of Credit
MBIA - MBIA Insurance Corporation
MFHR - Multi-Family Housing Revenue
PCR - Pollution Control Revenue
PSF - Permanent School Fund

See notes to schedule of investments.

TAMARACK FUNDS

                        NOTES TO SCHEDULES OF INVESTMENTS
                                DECEMBER 31, 2004


SECURITY VALUATION:

The value of an equity security traded on one or more U.S. exchanges shall be valued at the last available quoted sale price on the primary trading exchange as of the Valuation Time. Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Standard Time). Short-term securities with less than 60 days to maturity at time of purchase are valued at amortized cost. If there was no sale on the primary exchange on the day the net asset value is calculated ("Value Date"), the most recent bid quotation generally will be used. In cases where neither closing prices nor bid prices are available, or where those prices do not accurately reflect the value of the security, a security will be valued in accordance with procedures that Tamarack has established to estimate a security's fair value. These procedures are also used to estimate the fair value of a security if a significant event occurs that materially affects the value of the security. Foreign equity securities generally are valued in their national currency at the latest available quoted sale price as of the close of trading on the foreign exchange or other principal market on which the security is traded. In the absence of current trading activity, the securities will be valued at the last bid quotation. The value is then converted into its U.S. dollar equivalent using the latest foreign exchange bid quotation as of the Value Time.

Bonds and other fixed income securities are generally valued on the basis of valuations furnished by pricing services approved by Tamarack's Board of Trustees (the "Board"). The pricing services utilize both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue and trading characteristics other than market data and without exclusive reliance upon quoted prices of exchanges or over-the-counter prices, since these valuations are believed to reflect more accurately the fair value of such securities. Short-term debt obligations with less than 60 days to maturity at time of purchase are valued at amortized cost, which approximates market value, unless Fund Management determines that amortized cost no longer approximates market value due to credit or other impairments of the issuer. In such cases and also where a security price is unavailable from a pricing service, Tamarack has established procedures to determine a security's fair value.

Security transactions are accounted for on the date the security is bought or sold ("trade date"). Pursuant to Rule 2a-7 of the Investment Company Act of 1940 (as amended), securities in money market funds are valued at amortized cost, which approximates market value, in order to maintain a constant net asset value of $1.00 per share. Money market funds must invest exclusively in high quality securities. To be considered high quality, a security generally must be rated in one of the two highest short-term credit quality categories by a nationally recognized rating organization such as Standard & Poors Corporation or Moody's Investors Service, Inc. The Funds do not invest in any unrated securities.

As of December 31, 2004, the breakdown of unrealized appreciation (depreciation) for each Fund were as follows:



                                   CONTINUED

TAMARACK FUNDS

                        NOTES TO SCHEDULES OF INVESTMENTS
                                DECEMBER 31, 2004



                                                                                    Net Unrealized
                                         Unrealized           Unrealized              Appreciation
                                       Appreciation         Depreciation            (Depreciation)
                                       ------------         ------------           ---------------
Large Cap Equity Fund                   $21,565,802          ($4,609,207)              $16,956,595
Mid Cap Equity Fund                      17,141,381           (3,568,363)               13,573,018
Small Cap Equity Fund                     4,253,522             (476,604)                3,776,918
Enterprise Fund                         122,102,635          (11,506,495)              110,596,140
Enterprise Small Cap Fund                31,202,287           (1,169,723)               30,032,564
Value Fund                              150,441,502           (1,307,895)              149,133,607
Microcap Value Fund                      79,908,135          (10,309,257)               69,598,878
Small Cap International Fund              1,671,990             (485,795)                1,186,195
Government Income Fund                       18,898             (215,839)                 (196,941)
Quality Fixed Income Fund                 1,725,167             (200,901)                1,524,266
Tax-Free Income Fund                      2,036,530              (12,310)                2,024,220
North Carolina Tax-Free Bond Fund           274,210               (8,124)                  266,086


INVESTMENT TRANSACTIONS:

Security transactions are accounted for on the date the security is bought or sold ("trade date"). Long-term investment transactions are recorded on a trade date plus one basis, except for on the last day of the annual or semi-annual financial reporting period, when they are recorded on trade date. Dividend income is recorded on the ex-dividend date. Securities gains and losses are calculated based on the costs of the specific security (also known as identified cost basis). Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Principal repayment of gains and losses on mortgage and asset-backed securities are included in the financial statements as interest income.

FINANCIAL INSTRUMENTS:

Futures Contracts - The Funds may enter into futures contracts in an effort to hedge against market risk. A futures contract on a securities index is an agreement obligating one party to pay, and entitling the other party to receive, during the term of the contract, cash payments based on the level of a specified securities index. Put and call options on futures contracts would give a Fund the right (but not the obligation) to sell or to purchase for a specified price the underlying futures contract at any time during the option period. Futures transactions involve brokerage costs and require a Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if a Fund had not entered into any futures transactions.

Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Fund each day, depending on the daily fluctuations in fair value of the underlying index. A Fund would recognize a gain or loss each day equal to the income received or paid. The Funds did not enter into futures contracts during the period ended December 31, 2004.

When-Issued Transactions - The Funds may engage in when-issued (to be announced) transactions. A Fund would record when-issued securities on the actual trade date and maintain sufficient liquidity so that cash will


                                   CONTINUED

TAMARACK FUNDS

                        NOTES TO SCHEDULES OF INVESTMENTS
                                DECEMBER 31, 2004


be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are valued daily and begin earning interest on the settlement date.

FOREIGN CURRENCY TRANSLATION:

The accounting records of the Funds are maintained in U.S. dollars. The Funds do not intend to convert their holdings of foreign currencies into U.S. dollars on a daily basis. However, investment securities and other assets and liabilities of the Funds denominated in a foreign currency are translated daily into U.S. dollars at current exchange rates from time to time. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction.

The Funds do not separately disclose that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such changes in rates are included with the net realized and unrealized gain or loss from investments and foreign currencies. Net realized foreign currency exchange gains or losses arise from sales and maturities of portfolio securities, sales of foreign currencies, currency exchange fluctuations between the trade and settlement dates of securities transactions, and the differences between the amounts of assets and liabilities recorded and the U.S. dollar equivalents of the amounts actually received or paid.

REPURCHASE AGREEMENTS:

The Funds may enter into repurchase agreements with primary dealers that report to the Federal Reserve Bank of New York or the 100 largest U.S. commercial banks (as measured by domestic deposits) who are deemed creditworthy under guidelines approved by the Board. These repurchase agreements are subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Funds plus interest negotiated on the basis of current short-term rates.

Securities pledged as collateral for repurchase agreements are held by the Funds' custodian bank until maturity of the repurchase agreement. The funds have procedures in place for these agreements to ensure that the daily market value of the collateral is in excess of the repurchase agreement in the event of a default. As of December 31, 2004, there were no repurchase agreements outstanding for any of the Funds.

SECURITIES LOANS:

The Funds may lend their portfolio securities to brokers, dealers and financial institutions, provided: (1) the loan is secured continuously by collateral consisting of U.S. Government securities or cash or letters of credit maintained on a daily mark-to-market basis in an amount at least equal to the current market value of the securities loaned; (2) the Funds may at any time call the loan and obtain the return of the securities loaned within five business days;
(3) the Funds will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed 33-1/3% of the total assets of a particular Fund.

The Funds will earn income for lending their securities because cash collateral pursuant to these loans will be invested in short-term money market instruments. In connection with lending securities, the Funds may pay


                                   CONTINUED

TAMARACK FUNDS

                        NOTES TO SCHEDULES OF INVESTMENTS
                                DECEMBER 31, 2004


reasonable finders, administrative and custodial fees. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral.

The following summarizes the market value of securities that were on loan to brokers and the value of securities and cash held as collateral for these loans as of December 31, 2004. The repurchase agreement collateral received was invested into U.S. Government securities and repurchase agreements.


                                                              Value of                  Value of
                                                           Securities Loaned           Collateral
                                                           -----------------           ----------
Large Cap Equity Fund                                        $22,299,135              $22,921,773
Mid Cap Equity Fund                                           17,140,288               17,792,414
Enterprise Fund                                               28,410,256               31,295,975
Enterprise Small Cap Fund                                      5,246,650                5,482,883
Value Fund                                                    36,480,570               37,293,548
Government Income Fund                                         2,159,906                2,204,671
Quality Fixed Income Fund                                      8,377,346                8,542,291
Prime Money Market Fund                                       49,935,000               50,834,891
Institutional Prime Money Market Fund                         30,094,492               30,713,270

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS CONDUCTED WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THESE DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-Q IS (I) ACCUMULATED AND COMMUNICATED TO THE INVESTMENT COMPANY'S MANAGEMENT, INCLUDING ITS CERTIFYING OFFICERS, TO ALLOW TIMELY DECISIONS REGARDING REQUIRED DISCLOSURE; AND (II) RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

     THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S MOST RECENT FISCAL QUARTER THAT HAVE MATERIALLY AFFECTED, OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). CERTIFICATIONS PURSUANT TO RULE 30A-2(a) ARE ATTACHED HERETO.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)___Tamarack Fund Trust____________________________________________

By (Signature and Title)*_/s/ Jennifer Lammers________________________________
                              Jennifer Lammers, President
Date___2/28/05________________________________________________________________

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*_/s/ Jennifer Lammers________________________________
                              Jennifer Lammers, President
Date___2/28/05________________________________________________________________

* PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.